(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

FIDELITY ADVISOR
INTERNATIONAL
CAPITAL APPRECIATION
FUND - CLASS A, CLASS T, CLASS B
AND CLASS C

ANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE     3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK               12   THE MANAGER'S REVIEW OF FUND
                             PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      15   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                             INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             16   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                             WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    24   STATEMENTS OF ASSETS AND LIABILITIES,
                             OPERATIONS, AND CHANGES IN NET ASSETS,
                             AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   33   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   41   THE AUDITORS' OPINION.
ACCOUNTANTS




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS
PERIOD ENDED OCTOBER 31, 1998                     LIFE OF
                                                  FUND

FIDELITY ADV INTL CAP APP - CL A                  0.70%

FIDELITY ADV INTL CAP APP - CL A                  -5.09%
 (INCL. 5.75% SALES CHARGE)

MSCI WORLD EX US                                  3.21%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital International AC World Index Free ex USA (MSCI World ex US) - an unmanaged, market capitalization weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. This benchmark includes reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 OVER LIFE OF FUND
             FA Intl Cap App -CL A       MS World ex USA (Gross)
             00288                       MS025
  1997/11/03       9425.00                    10000.00
  1997/11/30       9179.95                     9717.68
  1997/12/31       9368.45                     9829.52
  1998/01/31       9641.78                    10123.55
  1998/02/28      10282.68                    10799.04
  1998/03/31      10867.03                    11172.17
  1998/04/30      11121.50                    11252.19
  1998/05/31      11093.23                    11048.13
  1998/06/30      10914.15                    11006.60
  1998/07/31      11140.35                    11111.22
  1998/08/31       8963.18                     9544.28
  1998/09/30       8802.95                     9342.67
  1998/10/30       9490.98                    10321.30
IMATRL PRASUN   SHR__CHT 19981031 19981111 153914 R00000000000015

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor International Capital Appreciation Fund - Class A on November 3, 1997, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by October 31, 1998, the value of the investment would have been $9,491 - a 5.09% decrease on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,321 - a 3.21% increase.

UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)

FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS
PERIOD ENDED OCTOBER 31, 1998                     LIFE OF
                                                  FUND

FIDELITY ADV INTL CAP APP - CL T                  0.40%

FIDELITY ADV INTL CAP APP - CL T                  -3.11%
 (INCL. 3.50% SALES CHARGE)

MSCI WORLD EX US                                  3.21%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International AC World Index Free ex USA (MSCI World ex US) - an unmanaged, market capitalization weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. This benchmark includes reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 OVER LIFE OF FUND
             FA Intl Cap App -CL T       MS World ex USA (Gross)
             00292                       MS025
  1997/11/03       9650.00                    10000.00
  1997/11/30       9399.10                     9717.68
  1997/12/31       9592.10                     9829.52
  1998/01/31       9862.30                    10123.55
  1998/02/28      10518.50                    10799.04
  1998/03/31      11116.80                    11172.17
  1998/04/30      11367.70                    11252.19
  1998/05/31      11338.75                    11048.13
  1998/06/30      11145.75                    11006.60
  1998/07/31      11377.35                    11111.22
  1998/08/31       9148.20                     9544.28
  1998/09/30       8993.80                     9342.67
  1998/10/30       9688.60                    10321.30
IMATRL PRASUN   SHR__CHT 19981031 19981111 154345 R00000000000015

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor International Capital Appreciation Fund - Class T on November 3, 1997, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by October 31, 1998, the value of the investment would have been $9,689 - a 3.11% decrease on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,321 - a 3.21% increase.

UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)

FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class B's contingent deferred sales charge included in the life of fund total return figure is 5%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS
PERIOD ENDED OCTOBER 31, 1998                             LIFE OF
                                                          FUND

FIDELITY ADV INTL CAP APP - CL B                          -0.10%

FIDELITY ADV INTL CAP APP - CL B                          -5.09%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

MSCI WORLD EX US                                          3.21%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International AC World Index Free ex USA (MSCI World ex US) - an unmanaged, market capitalization weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. This benchmark includes reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 OVER LIFE OF FUND

             FA Intl Cap App -CL B       MS World ex USA (Gross)
             00290                       MS025
  1997/11/03      10000.00                    10000.00
  1997/11/30       9730.00                     9717.68
  1997/12/31       9930.00                     9829.52
  1998/01/31      10200.00                    10123.55
  1998/02/28      10870.00                    10799.04
  1998/03/31      11490.00                    11172.17
  1998/04/30      11750.00                    11252.19
  1998/05/31      11710.00                    11048.13
  1998/06/30      11510.00                    11006.60
  1998/07/31      11740.00                    11111.22
  1998/08/31       9440.00                     9544.28
  1998/09/30       9270.00                     9342.67
  1998/10/30       9491.00                    10321.30
IMATRL PRASUN   SHR__CHT 19981031 19981111 154024 R00000000000015



$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor International Capital Appreciation Fund - Class B on November 3, 1997, when the fund started. As the chart shows, by October 31, 1998, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $9,491 - a 5.09% decrease on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,321 - a 3.21% increase.

UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)

FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Class C's contingent deferred sales charge included in the life of fund total return figure is 1%. If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS
PERIOD ENDED OCTOBER 31, 1998                             LIFE OF
                                                          FUND

FIDELITY ADV INTL CAP APP - CL C                          -0.20%

FIDELITY ADV INTL CAP APP - CL C                          -1.20%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

MSCI WORLD EX US                                          3.21%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International AC World Index Free ex USA (MSCI World ex US) - an unmanaged, market capitalization weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. This benchmark includes reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 OVER LIFE OF FUND
             FA Intl Cap App -CL C       MS World ex USA (Gross)
             00281                       MS025
  1997/11/03      10000.00                    10000.00
  1997/11/30       9730.00                     9717.68
  1997/12/31       9930.00                     9829.52
  1998/01/31      10210.00                    10123.55
  1998/02/28      10880.00                    10799.04
  1998/03/31      11490.00                    11172.17
  1998/04/30      11750.00                    11252.19
  1998/05/31      11710.00                    11048.13
  1998/06/30      11510.00                    11006.60
  1998/07/31      11740.00                    11111.22
  1998/08/31       9440.00                     9544.28
  1998/09/30       9270.00                     9342.67
  1998/10/30       9880.00                    10321.30
IMATRL PRASUN   SHR__CHT 19981031 19981111 154124 R00000000000015

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor International Capital Appreciation Fund - Class C on November 3, 1997, when the fund started. As the chart shows, by October 31, 1998, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have been $9,880 - a 1.20% decrease on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,321 - a 3.21% increase.

UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Like a white-knuckle flyer on a long
overseas flight, international
investors were tightening their seat
belts to ride out the turbulent
international equity markets over
the past year. For the 12-month
period ending October 31, 1998,
the Morgan Stanley Capital
International EAFE Index - which
measures the performance of stock
markets in Europe, Australasia and
the Far East - returned 9.89%.
European markets were the primary
contributors to this solid return.
They benefited from corporate
restructurings designed to cut costs
and improve share prices, and
from solid economic growth
prospects. France and Germany
were particularly strong
performers. On the opposite side of
the world, emerging markets in
Latin America suffered considerably.
And in large part, they had Russia to
blame. Russia's devaluation of its
currency and debt defaults caused
investors to sell off investments
considered to carry more risk, such
as emerging-market equities.
Markets in Venezuela and Brazil,
already teetering on the edge thanks
to political instability, dropped
precipitously. Currency devaluations
also continued to plague Southeast
Asian countries, specifically
Indonesia, Thailand, Malaysia and
South Korea. The Japanese
economy continued to sink lower, as
the ailing banking sector seemed
oblivious to repeated promises -
and a lack of action - by the
Japanese government for
assistance.
An interview with Kevin McCarey, Portfolio Manager of Fidelity Advisor International Capital Appreciation Fund
Q. HOW DID THE FUND PERFORM, KEVIN?
A. From November 3, 1997 - the fund's inception date - through October 31, 1998, the fund's Class A, T, B and C shares returned 0.70%, 0.40%, -0.10% and -0.20%, respectively. The Morgan Stanley Capital International AC World Index Free ex USA returned 3.21% during that time period.
Q. WHAT FACTORS PLAYED KEY ROLES IN THE FUND'S PERFORMANCE?
A. The difficult environment we witnessed during the second half of the period was the major factor. The economic problems that began a year ago in Asia eventually spread to other emerging markets, most notably Russia and Latin America. Some of the larger, multinational European companies depend on these markets as a source of growth, and this volatility was a significant detriment. In addition, European stock valuations - on the heels of an extended market rally - were at lofty levels. As we entered the summer months of 1998, an economic slowdown in the United Kingdom was in full stride, European trading markets were sluggish and any whiff of earnings disappointments was met with an increased sense of skepticism. As a result, investors who had been picking stocks based on earnings momentum and growth were forced to rethink their approach. These trends converged and translated into a difficult six-month stretch for European stocks.
Q. BASED ON THIS VOLATILITY, DID YOU MAKE ANY CHANGES TO YOUR
INVESTING STRATEGY?
A. I made a couple. First, as growth investments fell out of favor, I began to look at industries that tend to have more stable earnings profiles. Two that I turned to were utilities - which accounted for over 18% of the fund's investments at the end of the period - and pharmaceuticals, which represented just under 12% of investments. The fund's positions in utility stocks Deutsche Telekom, Spain's Telefonica and Telecom Italia - all top-10 positions - performed well. Swiss company Novartis, meanwhile - the fund's largest single investment at the end of the period - reflected my attraction to pharmaceutical stocks. One other strategy was to look at companies engaged in internal "self-help" initiatives. When things are bad on the outside, companies with room to grow within can become appealing. Some of the fund's positions in merged companies - such as British Petroleum, which joined forces with Amoco, and Daimler-Benz which teamed up with Chrysler - were examples of this.
Q. FINANCE STOCKS OCCUPIED A SIGNIFICANT PERCH IN THE PORTFOLIO, WITH JUST OVER 21% OF THE FUND'S INVESTMENTS REPRESENTED THERE. HOW DID THESE STOCKS PERFORM?
A. Not well at all. Financial stocks were another segment that had performed well for some time and, in retrospect, perhaps valuations were overextended. Banks in particular had a difficult time during the second half of the period, especially those with investment banking exposure and those with outstanding provisions - i.e., loans or letters of credit - to emerging-market countries. Many banks had bolstered their investment banking resources and, when revenues began to slow due to global uncertainty, many had difficulty keeping pace with their expenses. Two of the fund's Swiss banking stocks - Credit Suisse and Union Bank of Switzerland - had investment banking and emerging-market exposure and each performed poorly as a result.
Q. WHICH INDIVIDUAL STOCKS PERFORMED WELL? WHICH PROVED DISAPPOINTING?
A. The fund got good results from its position in Dutch music and entertainment company PolyGram, which got a boost after Seagram's made an offer to buy the company. At the end of the period, the fund no longer held PolyGram. Telecommunications companies such as Germany-based Mannesmann and the U.K.'s Vodafone also performed well. Disappointments included French hotel operator Accor, which slid due to slower anticipated growth for the company, and Vimpel Communications. Vimpel Communications didn't perform all that badly, but because the company is based in Russia, its stock price declined amid the turbulence in that market.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. I've mentioned in the past how the trend towards corporate restructuring has been positive, and I think the drivers behind this will both continue and deepen in the months ahead. European companies have instituted management pay programs based on bonuses and incentives, and companies are increasingly focusing on improving the value of their stock. These two factors could lead to more consolidation activity. In terms of the fund itself, opportunities could present themselves if companies that were reluctant to restructure in past years decide that now is the time. I'll also be watching developments in Japan. The Japanese economy continued to struggle throughout the period, but we began to see signs of constructive improvement as the period came to a close.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

KEVIN MCCAREY DISCUSSES
THE UPCOMING INTRODUCTION
OF THE EURO:
"ON JANUARY 1, 1999, THE EURO WILL
BE INTRODUCED AS THE UNIFORM
CURRENCY OF 11 EUROPEAN COUNTRIES.
WHILE THE EURO WON'T HAVE MUCH OF
AN IMPACT ON THE WAY IN WHICH I
INVEST, IT SHOULD RESULT IN A NUMBER
OF POSITIVE DEVELOPMENTS. FIRST,
SHORT- AND LONG-TERM INTEREST RATES
ACROSS THE CONTINENT SHOULD BE
LOWER. AS THE EURO HAS APPROACHED,
WE'VE SEEN LOWER RATES IN SPAIN -
FROM AROUND 13% THREE YEARS AGO TO
AROUND 5% AT THE END OF THE PERIOD
- AND IN ITALY. THE GENERAL
EXPECTATION IS THAT INFLATION WILL BE
KEPT AT BAY, AND THE POTENTIALLY
LOWER INTEREST RATES SHOULD BE VERY
GOOD FOR VARIOUS EUROPEAN
ECONOMIES.
"SECOND, A LOT OF COMPANIES MAY
CHANGE HOW THEY OPERATE THEIR
BUSINESSES. A COMPANY IN FRANCE,
FOR INSTANCE, MAY BEGIN TO LOOK
MORE GLOBALLY TO EXPAND ITS REACH.
COMPANY MANAGEMENT MAY SWITCH
FROM SAYING, `WE'RE A FRENCH
COMPANY AND WE'VE GOT X% MARKET
SHARE IN FRANCE' TO `WE'RE REALLY A
EUROPEAN COMPANY. SHOULD WE
SELL OUR PRODUCTS IN GERMANY OR
ACQUIRE A COMPANY IN ITALY?' THIS
SHOULD CREATE AN ACCELERATION IN
CROSS-BORDER MERGER AND
ACQUISITION ACTIVITY.
"AS A FINAL POINT, THE SHAREHOLDER
BASES FOR COMPANIES WILL BECOME
MORE REGIONALLY DIVERSE AND
COMPANIES MAY BECOME MORE
ACCOUNTABLE TO THEIR SHAREHOLDERS.
THAT WOULD BE A VERY POSITIVE
DEVELOPMENT."

FUND FACTS
GOAL: SEEKS CAPITAL
APPRECIATION BY INVESTING IN
SECURITIES OF FOREIGN ISSUERS
START DATE: NOVEMBER 3, 1997
SIZE: AS OF OCTOBER 31, 1998,
MORE THAN $23 MILLION
MANAGER: KEVIN MCCAREY,
SINCE INCEPTION; JOINED FIDELITY
IN 1985
(CHECKMARK)


INVESTMENT CHANGES





TOP FIVE STOCKS AS OF OCTOBER 31, 1998

                                             % OF FUND'S   % OF FUND'S INVESTMENTS
                                             INVESTMENTS   IN THESE STOCKS
                                                           6 MONTHS AGO

NOVARTIS AG (REG.) (SWITZERLAND, DRUGS &      2.6           0.6
PHARMACEUTICALS)

GLAXO WELLCOME PLC (UNITED KINGDOM,           1.9           0.1
DRUGS & PHARMACEUTICALS)

NESTLE SA (REG.) (SWITZERLAND, FOODS)         1.8           0.8

NIPPON TELEGRAPH & TELEPHONE CORP.            1.6           0.0
(JAPAN, TELEPHONE SERVICES)

BRITISH PETROLEUM CO. PLC (UNITED KINGDOM,    1.6           0.3
OIL & GAS)



TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1998

                                                % OF FUND'S   % OF FUND'S INVESTMENTS
                                                INVESTMENTS   IN THESE MARKET SECTORS
                                                              6 MONTHS AGO

FINANCE                                          21.4          20.4

UTILITIES                                        18.7          10.5

HEALTH                                           12.9          7.0

TECHNOLOGY                                       5.4           5.8

NONDURABLES                                      5.4           5.6



TOP FIVE COUNTRIES AS OF OCTOBER 31, 1998

(EXCLUDING CASH EQUIVALENTS)               % OF FUND'S   % OF FUND'S INVESTMENTS
                                           INVESTMENTS   IN THESE COUNTRIES
                                                         6 MONTHS AGO

UNITED KINGDOM                              20.7          15.1

JAPAN                                       14.0          12.4

FRANCE                                      11.9          10.9

GERMANY                                     9.5           5.6

SWITZERLAND                                 8.4           4.5


TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY,
INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES
CONTRACTS, IF APPLICABLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998 AS OF APRIL 30, 1998
ROW: 1, COL: 1, VALUE: 92.09999999999999
ROW: 1, COL: 2, VALUE: 7.9
STOCKS 89.1%
SHORT-TERM
INVESTMENTS 10.9%
STOCKS                  92.1%
SHORT-TERM
INVESTMENTS             7.9%
ROW: 1, COL: 1, VALUE: 89.09999999999999
ROW: 1, COL: 2, VALUE: 10.9


INVESTMENTS OCTOBER 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



COMMON STOCKS - 88.6%

                                                          SHARES                 VALUE (NOTE 1)

AUSTRALIA - 1.1%

Australia & New Zealand Banking Group Ltd.                 13,000                $ 74,183

David Jones Ltd.                                           50,000                 50,796

News Corp. Ltd. ADR                                        5,200                  142,025

                                                                                  267,004

BELGIUM - 0.6%

Electrabel SA                                              400                    147,325

BRAZIL - 0.8%

Compania Energertica Minas Gerais                          600,000                11,669

Telebras sponsored ADR                                     2,300                  174,656

Telesp Celular SA Class B                                  1,000                  49

Telesp Participacoes SA (a)                                100,000                2,557

                                                                                  188,931

CANADA - 3.8%

Bank of Montreal, Canada                                   3,500                  143,140

Celestica, Inc. (sub-vtg.) (a)                             1,200                  21,933

CGI Group, Inc. Class A (sub. vtg.) (a)                    6,000                  82,442

Cinar Films, Inc. Class B (sub. vtg.) (a)                  1,200                  26,249

Northern Telecom Ltd.                                      1,100                  47,197

Power Corp. of Canada                                      8,000                  168,514

Rogers Communications, Inc. Class B (non-vtg.) (a)         5,000                  39,212

Shaw Communications, Inc. Class B                          2,600                  52,239

Teleglobe, Inc.                                            3,000                  82,053

Videotron Group Ltd. (sub. vtg.)                           20,000                 256,011

                                                                                  918,990

CZECH REPUBLIC - 0.1%

SPT Telecom AS (a)                                         1,300                  19,683

FINLAND - 1.4%

Merita Ltd. Series A                                       8,400                  45,076

OY Nokia AB sponsored ADR                                  2,600                  241,963

Sampo Insurance Co. Ltd.                                   1,300                  40,564

                                                                                  327,603

FRANCE - 11.9%

Accor SA                                                   415                    87,298

Alcatel Alsthom Compagnie Generale d'Electricite SA        3,300                  363,000

Axa SA                                                     1,800                  203,760

Banque Nationale de Paris                                  2,800                  177,609

Cap Gemini SA                                              780                    117,400

COMMON STOCKS - CONTINUED

                                                          SHARES                 VALUE (NOTE 1)

FRANCE - CONTINUED

Castorama Dubois Investissements SA                        700                   $ 125,043

Compagnie de St. Gobain                                    400                    59,268

Elf Aquitaine                                              1,700                  197,200

France Telecom SA                                          400                    27,940

Groupe Danone                                              500                    132,397

L'Oreal SA                                                 150                    85,846

Lagardere S.C.A. (Reg.)                                    2,000                  80,610

Pinault Printemps SA                                       550                    92,200

Renault SA                                                 800                    34,248

Rhone-Poulenc SA Class A                                   1,800                  84,037

Sanofi SA                                                  600                    94,093

Societe Generale, France Class A                           1,600                  211,980

Suez Lyonnaise des Eaux                                    740                    132,722

Synthelabo                                                 400                    76,428

Total SA Class B                                           1,600                  187,200

Unibail                                                    300                    41,260

Vivendi SA                                                 1,000                  228,743

                                                                                  2,840,282

GERMANY - 8.0%

Allianz AG (Reg.)                                          800                    274,970

BASF AG                                                    3,000                  127,672

Bayerische Hypo-Und Vereinsbank                            2,200                  174,311

BHF Bank AG                                                1,700                  66,037

Daimler-Benz AG (a)                                        3,800                  299,551

Deutsche Lufthansa AG (Reg.)                               3,600                  78,573

Deutsche Telekom AG                                        11,600                 314,336

Dresdner Bank AG                                           1,000                  38,996

Hoechst AG                                                 2,000                  84,317

Mannesmann AG                                              2,400                  236,953

RWE AG                                                     2,500                  136,125

Viag AG                                                    130                    87,950

                                                                                  1,919,791

HONG KONG - 1.0%

China Telecom (Hong Kong) Ltd.                             1,000                  1,906

Johnson Electric Holdings Ltd.                             20,000                 46,485

Li & Fung Ltd.                                             40,000                 62,496

Vtech Holdings Ltd.                                        35,000                 131,287

                                                                                  242,174

COMMON STOCKS - CONTINUED

                                                          SHARES                 VALUE (NOTE 1)

INDIA - 0.6%

Dr. Reddy's Laboratories Ltd. (a)                          8,000                 $ 83,917

Pentafour Software & Exports Ltd.                          3,900                  58,949

State Bank of India (a)                                    717                    2,633

                                                                                  145,499

IRELAND - 0.9%

Bank of Ireland, Inc.                                      6,000                  109,763

CRH PLC                                                    1,800                  25,871

Elan Corp. PLC ADR (a)                                     1,250                  87,578

                                                                                  223,212

ITALY - 3.1%

Assicurazioni Generali Spa                                 6,100                  217,940

Banca Commerciale Italiana Spa                             21,000                 130,064

Banca di Roma (a)                                          21,800                 38,087

Eni Spa sponsored ADR                                      26,900                 160,701

Istituto Bancario San Paolo                                13,300                 197,908

                                                                                  744,700

JAPAN - 14.0%

Aeon Credit Service Ltd.                                   1,300                  78,347

Aiwa Co. Ltd.                                              5,000                  123,978

Banyu Pharmaceutical Co. Ltd.                              12,000                 204,460

Benesse Corp.                                              2,700                  124,365

Fuji Bank Ltd.                                             1,000                  3,840

Fuji Heavy Industries Ltd.                                 50,000                 249,677

Fuji Photo Film Co. Ltd.                                   6,000                  220,577

Honda Motor Co. Ltd.                                       8,000                  241,068

Ito En Ltd.                                                2,900                  121,093

Konami Co. Ltd.                                            2,400                  70,047

Matsumotokiyoshi Co. Ltd.                                  2,300                  87,129

Matsushita Electric Industrial Co. Ltd.                    6,000                  88,450

Matsushita Electric Works Co. Ltd.                         1,000                  9,565

Mitsubishi Trust & Banking Corp.                           16,000                 108,412

Nippon Telegraph & Telephone Corp.                         50                     392,596

Ntt Mobile Communication Network, Inc. (a)                 5                      181,231

Ntt Mobile Communication Network, Inc. (a)(c)              3                      108,739

Orix Corp. (a)                                             2,000                  143,780

Paris Miki, Inc.                                           5,400                  90,984

Shimano, Inc.                                              3,000                  66,638

Sumitomo Realty & Development Co. Ltd. (a)                 2,000                  6,009

COMMON STOCKS - CONTINUED

                                                          SHARES                 VALUE (NOTE 1)

JAPAN - CONTINUED

Takeda Chemical Industries Ltd.                            8,000                 $ 261,042

Takefuji Corp.                                             1,000                  53,465

Terumo Corp.                                               7,000                  147,654

Toto Ltd.                                                  6,000                  44,632

Yamanouchi Pharmaceutical Co. Ltd.                         4,000                  115,024

                                                                                  3,342,802

KOREA (SOUTH) - 0.3%

Medison Co. Ltd.                                           6,600                  73,028

LUXEMBOURG - 0.3%

Stolt Comex Seaway SA                                      6,050                  77,138

MALAYSIA - 0.0%

Berjaya Sports Toto BHD                                    10,000                 6,442

MEXICO - 0.6%

Telefonos de Mexico SA de CV sponsored ADR representing    2,800                  147,875
Class L shares

NETHERLANDS - 4.3%

Aegon NV                                                   830                    72,075

Ahold NV                                                   3,500                  116,435

Akzo Nobel NV                                              3,500                  136,123

Fortis Amev NV                                             2,500                  162,452

Heineken NV                                                1,000                  53,303

ING Groep NV                                               4,846                  234,681

Philips Electronics NV (Bearer)                            700                    38,413

Samas Groep NV                                             3,000                  49,981

Vedior NV                                                  3,800                  96,898

VNU                                                        2,100                  72,674

                                                                                  1,033,035

PORTUGAL - 1.0%

Banco Pinto & Sotto Mayor SA                               2,560                  49,133

Electricidade de Portugal SA                               3,500                  88,114

Telecel Comunicacoes Pessoais SA                           500                    92,249

                                                                                  229,496

RUSSIA - 0.3%

Vimpel Communications sponsored ADR (a)                    5,000                  58,750

SPAIN - 3.5%

Banco Bilbao Vizcaya SA (Reg.)                             6,600                  89,126

Banco Central Hispanoamericano SA                          9,000                  99,467

COMMON STOCKS - CONTINUED

                                                          SHARES                 VALUE (NOTE 1)

SPAIN - CONTINUED

Banco Santander SA                                         3,672                 $ 67,333

Corporacion Mapfre Compania Internacional de Reaseguros    900                    23,795
SA (Reg.)

Endesa SA                                                  5,000                  126,155

Iberdrola SA                                               5,000                  80,846

Telefonica de Espana SA                                    8,000                  361,621

                                                                                  848,343

SWEDEN - 1.4%

Astra AB Class A                                           2,900                  47,619

Ericsson (L.M.) Telefon AB Class B                         7,900                  178,549

Svenska Handelsbanken                                      2,800                  118,132

                                                                                  344,300

SWITZERLAND - 8.4%

Credit Suisse Group (Reg.)                                 950                    146,367

Julius Baer Holding AG                                     35                     107,461

Nestle SA (Reg.)                                           200                    426,146

Novartis AG (Reg.)                                         340                    613,768

Roche Holding AG participation certificates                25                     292,235

Swisscom AG (a)                                            400                    135,834

UBS AG (a)                                                 1,050                  288,592

                                                                                  2,010,403

UNITED KINGDOM - 20.7%

Allied Zurich PLC (a)                                      14,400                 171,201

Bank of Scotland                                           8,000                  86,940

Barclays PLC                                               4,000                  86,203

BG PLC                                                     14,900                 97,679

BOC Group PLC                                              4,300                  63,147

Boots Co. PLC                                              6,000                  90,122

British Aerospace PLC                                      12,500                 90,842

British American Tobacco PLC                               2,800                  25,295

British Petroleum Co. PLC                                  26,000                 383,126

British Telecommunications PLC                             20,800                 270,588

Cable & Wireless Communications PLC (a)                    13,000                 97,958

Cadbury-Schweppes PLC                                      8,000                  122,573

CGU PLC                                                    9,600                  152,152

Diageo PLC                                                 8,100                  87,484

GKN PLC Class L                                            4,400                  53,490

Glaxo Wellcome PLC                                         14,300                 444,967

COMMON STOCKS - CONTINUED

                                                          SHARES                 VALUE (NOTE 1)

UNITED KINGDOM - CONTINUED

Kingfisher PLC                                             14,268                $ 125,312

Lloyds TSB Group PLC                                       29,700                 366,778

Misys PLC                                                  5,300                  37,186

National Westminster Bank PLC                              4,300                  72,652

Pearson PLC                                                6,500                  113,414

Prudential Corp. PLC                                       7,600                  98,883

Reed International PLC                                     7,000                  59,252

Rentokil Initial PLC                                       20,000                 125,253

RMC Industries, Inc.                                       5,100                  72,590

Saatchi & Saatchi PLC                                      48,600                 94,402

Schroders PLC                                              4,500                  85,525

Scottish Hydro-Electric PLC                                9,100                  93,485

Seton Scholl Healthcare Group PLC                          3,832                  48,446

Shell Transport & Trading Co. PLC (Reg.)                   32,000                 195,946

Siebe PLC                                                  6,400                  26,256

SmithKline Beecham PLC                                     21,900                 279,151

Somerfield PLC                                             12,000                 77,462

Unilever PLC                                               24,200                 243,137

Vodafone Group PLC                                         17,200                 231,494

Wickes PLC                                                 36,100                 103,066

Wimpey George PLC                                          5,100                  9,650

Zeneca Group PLC                                           2,000                  76,826

                                                                                  4,959,933

UNITED STATES OF AMERICA - 0.5%

Global TeleSystems Group, Inc. (a)                         3,000                  120,188

TOTAL COMMON STOCKS                                                               21,236,927
(Cost $20,505,840)



NONCONVERTIBLE PREFERRED STOCKS - 3.5%



GERMANY - 1.5%

Dyckerhoff AG                                 240                73,712

Porsche AG (non-vtg.)                         22                 37,908

SAP AG (Systeme Anwendungen Produkte)         500                246,811

                                                                 358,431

NONCONVERTIBLE PREFERRED STOCKS - CONTINUED

                                             SHARES             VALUE (NOTE 1)

ITALY - 2.0%

Telecom Italia Mobile Spa                     43,800            $ 155,647

Telecom Italia Spa Risp                       62,000             314,578

                                                                 470,225

TOTAL NONCONVERTIBLE PREFERRED STOCKS                            828,656
(Cost $837,978)


CASH EQUIVALENTS - 7.9%



Taxable Central Cash Fund (b)           1,897,816                 1,897,816
(Cost $1,897,816)

TOTAL INVESTMENT IN SECURITIES - 100%                           $ 23,963,399
(Cost $23,241,634)

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.96%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $108,739 or 0.5% of net assets.

MARKET SECTOR DIVERSIFICATION (UNAUDITED)
As a Percentage of Total Value of Investment in Securities

AEROSPACE & DEFENSE           0.4%

BASIC INDUSTRIES              1.8

CASH EQUIVALENTS              7.9

CONSTRUCTION & REAL ESTATE    1.6

DURABLES                      4.3

ENERGY                        4.7

FINANCE                       21.4

HEALTH                        12.9

HOLDING COMPANIES             0.3

INDUSTRIAL MACHINERY &        3.6
 EQUIPMENT

MEDIA & LEISURE               3.7

NONDURABLES                   5.4

RETAIL & WHOLESALE            4.3

SERVICES                      3.3

TECHNOLOGY                    5.4

TRANSPORTATION                0.3

UTILITIES                      18.7

                              100.0%

INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $23,468,051. Net unrealized appreciation aggregated $495,348, of which $1,735,496 related to appreciated investment securities and $1,240,148 related to depreciated investment securities.
At October 31, 1998, the fund had a capital loss carryforward of approximately $2,310,991 which will expire on October 31, 2006.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                        OCTOBER 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $23,241,634) -                 $ 23,963,399
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                          1,020,683

RECEIVABLE FOR FUND SHARES SOLD                                          69,573

DIVIDENDS RECEIVABLE                                                     40,704

INTEREST RECEIVABLE                                                      7,162

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                25,006

 TOTAL ASSETS                                                            25,126,527

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 88,496

PAYABLE FOR INVESTMENTS PURCHASED                            1,012,899

PAYABLE FOR FUND SHARES REDEEMED                             5,923

OTHER PAYABLES AND ACCRUED EXPENSES                          96,757

 TOTAL LIABILITIES                                                       1,204,075

NET ASSETS                                                              $ 23,922,452

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 25,929,151

ACCUMULATED NET INVESTMENT (LOSS)                                        (16,514)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                    (2,713,345)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                723,160
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                              $ 23,922,452


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1998

CALCULATION OF MAXIMUM OFFERING PRICE                          $10.07
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($859,804 (DIVIDED BY) 85,400 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $10.07)         $10.68

CLASS T:                                                       $10.04
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($12,116,751 (DIVIDED BY) 1,206,627 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $10.04)         $10.40

CLASS B:                                                       $9.99
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($4,047,217 (DIVIDED BY) 405,239 SHARES) A

CLASS C:                                                       $9.98
NET ASSET VALUE AND OFFERING PRICE PER SHARE
($2,216,832 (DIVIDED BY) 222,160 SHARES) A

INSTITUTIONAL CLASS:                                           $10.09
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($4,681,848 (DIVIDED BY) 464,227 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                           NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998

INVESTMENT INCOME                                                                  $ 270,365
DIVIDENDS

INTEREST                                                                            89,955

                                                                                    360,320

LESS FOREIGN TAXES WITHHELD                                                         (27,330)

 TOTAL INCOME                                                                       332,990

EXPENSES

MANAGEMENT FEE                                                       $ 116,243

TRANSFER AGENT FEES                                                   37,486

DISTRIBUTION FEES                                                     69,691

ACCOUNTING FEES AND EXPENSES                                          60,181

NON-INTERESTED TRUSTEES' COMPENSATION                                 50

CUSTODIAN FEES AND EXPENSES                                           167,909

REGISTRATION FEES                                                     171,349

AUDIT                                                                 29,059

LEGAL                                                                 84

FOREIGN TAX EXPENSE                                                   9,742

MISCELLANEOUS                                                         515

 TOTAL EXPENSES BEFORE REDUCTIONS                                     662,309

 EXPENSE REDUCTIONS                                                   (304,620)     357,689

NET INVESTMENT INCOME (LOSS)                                                        (24,699)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                                (2,695,641)

 FOREIGN CURRENCY TRANSACTIONS                                        (26,451)      (2,722,092)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                                721,765

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                         1,395         723,160

NET GAIN (LOSS)                                                                     (1,998,932)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                    $ (2,023,631)
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                                        NOVEMBER 3, 1997
                                                                        (COMMENCEMENT
                                                                        OF OPERATIONS) TO
                                                                        OCTOBER 31,
                                                                        1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                              $ (24,699)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                                (2,722,092)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                    723,160

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         (2,023,631)
FROM OPERATIONS

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                             25,946,083

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                23,922,452

NET ASSETS

 BEGINNING OF PERIOD                                                     -

 END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF $16,514)   $ 23,922,452



FINANCIAL HIGHLIGHTS - CLASS A
                                                      PERIOD ENDED
                                                      OCTOBER 31,

                                                      1998 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .00

 NET REALIZED AND UNREALIZED GAIN (LOSS)                .07 G

 TOTAL FROM INVESTMENT OPERATIONS                       .07

NET ASSET VALUE, END OF PERIOD                         $ 10.07

TOTAL RETURN B, C                                       .70%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 860

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 2.06% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .03% A

PORTFOLIO TURNOVER                                      199% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNTS SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS T
                                                              PERIOD ENDED
                                                              OCTOBER 31,

                                                              1998 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                (.03)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .07 G

 TOTAL FROM INVESTMENT OPERATIONS                              .04

NET ASSET VALUE, END OF PERIOD                                $ 10.04

TOTAL RETURN B, C                                              .40%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 12,117

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        2.31% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    (.24)% A

PORTFOLIO TURNOVER                                             199% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS B
                                                              PERIOD ENDED
                                                              OCTOBER 31,

                                                              1998 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                (.07)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .06 G

 TOTAL FROM INVESTMENT OPERATIONS                              (.01)

NET ASSET VALUE, END OF PERIOD                                $ 9.99

TOTAL RETURN B, C                                              (.10)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 4,047

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        2.81% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    (.70)% A

PORTFOLIO TURNOVER                                             199% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS C
                                                              PERIOD ENDED
                                                              OCTOBER 31,

                                                              1998 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                (.08)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .06 G

 TOTAL FROM INVESTMENT OPERATIONS                              (.02)

NET ASSET VALUE, END OF PERIOD                                $ 9.98

TOTAL RETURN B, C                                              (.20)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 2,217

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        2.81% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    (.75)% A

PORTFOLIO TURNOVER                                             199% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                       PERIOD ENDED
                                                       OCTOBER 31,

                                                       1998 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                .05 G

 TOTAL FROM INVESTMENT OPERATIONS                       .09

NET ASSET VALUE, END OF PERIOD                         $ 10.09

TOTAL RETURN B, C                                       .90%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 4,682

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.81% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .34% A

PORTFOLIO TURNOVER                                      199% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor International Capital Appreciation Fund(the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Equity securities that have reached the limit for aggregate foreign ownership may trade at a premium to the local share price. If the broker-quoted premium is not readily available as a result of limited share activity, the securities are valued at the last sale price of the local share in the principal market in which such securities are normally traded.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $51,743,649 and $27,704,190.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO   RETAINED
          FDC       BY FDC

CLASS A   $ 1,366   $ 254

CLASS T    33,900    3,411

CLASS B    22,091    16,739

CLASS C    12,334    12,325

          $ 69,691  $ 32,729

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:

CLASS A               $ 57

CLASS T                75

CLASS B                58

CLASS C                3,752

INSTITUTIONAL CLASS    3

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO   RETAINED BY
          FDC       FDC

CLASS A   $ 16,408  $ 5,206

CLASS T    68,287    18,616

CLASS B    5,042     5,042 *

CLASS C    1,231     1,231 *

          $ 90,968  $ 30,095

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF
                                 AVERAGE
                                 NET ASSETS

CLASS A                $ 2,185   .39 *

CLASS T                 18,048   .26 *

CLASS B                 6,354    .28 *

CLASS C                 4,132    .33 *

INSTITUTIONAL CLASS     6,767    .14 *

                       $ 37,486

* ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $105 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               2.00%        $ 24,491

CLASS T               2.25%         115,233

CLASS B               2.75%         48,536

CLASS C               2.75%         32,831

INSTITUTIONAL CLASS   1.75%         82,787

                                   $ 303,878

Effective December 1, 1998, Class A, Class T, Class B, Class C and Institutional Class expense limitations were changed to 1.70%, 1.95%, 2.45%, 2.45% and 1.45% of each class' average net assets, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $481 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $261 under the custodian arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR and its affiliates were record owners of approximately 21% of the total outstanding shares of the fund.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                          SHARES       DOLLARS

                          YEAR ENDED   YEAR ENDED
                          OCTOBER 31,  OCTOBER 31,

                          1998 A       1998 A



CLASS A                    103,525     $ 1,119,865
SHARES SOLD

SHARES REDEEMED            (18,125)     (186,338)

NET INCREASE (DECREASE)    85,400      $ 933,527

CLASS T                    1,397,855   $ 15,422,063
SHARES SOLD

SHARES REDEEMED            (191,228)    (1,955,961)

NET INCREASE (DECREASE)    1,206,627   $ 13,466,102

CLASS B                    456,271     $ 5,032,634
SHARES SOLD

SHARES REDEEMED            (51,032)     (570,862)

NET INCREASE (DECREASE)    405,239     $ 4,461,772

CLASS C                    260,112     $ 2,832,954
SHARES SOLD

SHARES REDEEMED            (37,952)     (392,926)

NET INCREASE (DECREASE)    222,160     $ 2,440,028

INSTITUTIONAL CLASS        464,227     $ 4,644,654
SHARES SOLD

A SHARE TRANSACTIONS FOR CLASS A, T, B, C, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO
 OCTOBER 31, 1998.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 19,057

CLASS T                62,259

CLASS B                31,244

CLASS C                22,362

INSTITUTIONAL CLASS    36,427

                      $ 171,349

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor International Capital Appreciation Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor International Capital Appreciation Fund (a fund of Fidelity Advisor Series VIII) at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period November 3, 1997 (commencement of operations) to October 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor International Capital Appreciation Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. /s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 1998






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard Spillane, Jr., Vice President
Kevin McCarey, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund

AICAP-ANN-1298  66780
1.711985.100

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(FIDELITY_LOGO_GRPAHIC)(registered trademark)



(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

FIDELITY ADVISOR
INTERNATIONAL
CAPITAL APPRECIATION
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE     3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK               6    THE MANAGER'S REVIEW OF FUND
                             PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      9    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                             INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             10   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                             WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    18   STATEMENTS OF ASSETS AND LIABILITIES,
                             OPERATIONS, AND CHANGES IN NET ASSETS,
                             AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   27   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   35   THE AUDITORS' OPINION.
ACCOUNTANTS




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND -
INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the total return would have been lower.

CUMULATIVE TOTAL RETURNS
PERIOD ENDED OCTOBER 31, 1998                       LIFE OF
                                                    FUND

FIDELITY ADV INTL CAP APP - INST CL                 0.90%

MSCI WORLD EX US                                    3.21%

CUMULATIVE TOTAL RETURNS show Institutional Class performance in percentage terms over a set period - in this case, since the fund started on November 3, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital International AC World Index Free ex USA (MSCI World ex US) - an unmanaged, market capitalization weighted index that is designed to represent the performance of developed stock markets, excluding the United States, throughout the world. This benchmark includes reinvested dividends and capital gains, if any.

AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares' had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 OVER LIFE OF FUND
             FA Intl Cap App -CL I       MS World ex USA (Gross)
             00291                       MS025
  1997/11/03      10000.00                    10000.00
  1997/11/30       9740.00                     9717.68
  1997/12/31       9950.00                     9829.52
  1998/01/31      10230.00                    10123.55
  1998/02/28      10910.00                    10799.04
  1998/03/31      11540.00                    11172.17
  1998/04/30      11810.00                    11252.19
  1998/05/31      11780.00                    11048.13
  1998/06/30      11590.00                    11006.60
  1998/07/31      11830.00                    11111.22
  1998/08/31       9520.00                     9544.28
  1998/09/30       9360.00                     9342.67
  1998/10/30      10090.00                    10321.30
IMATRL PRASUN   SHR__CHT 19981031 19981111 154224 R00000000000015

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor International Capital Appreciation Fund - Institutional Class on November 3, 1997, when the fund started. As the chart shows, by October 31, 1998, the value of the investment would have grown to $10,090 - an 0.90% increase on the initial investment. For comparison, look at how the Morgan Stanley Capital International AC World Index Free ex USA did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,321 - a 3.21% increase.

UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Like a white-knuckle flyer on a long
overseas flight, international
investors were tightening their seat
belts to ride out the turbulent
international equity markets over
the past year. For the 12-month
period ending October 31, 1998,
the Morgan Stanley Capital
International EAFE Index - which
measures the performance of stock
markets in Europe, Australasia and
the Far East - returned 9.89%.
European markets were the primary
contributors to this solid return.
They benefited from corporate
restructurings designed to cut costs
and improve share prices, and
from solid economic growth
prospects. France and Germany
were particularly strong
performers. On the opposite side of
the world, emerging markets in
Latin America suffered considerably.
And in large part, they had Russia to
blame. Russia's devaluation of its
currency and debt defaults caused
investors to sell off investments
considered to carry more risk, such
as emerging-market equities.
Markets in Venezuela and Brazil,
already teetering on the edge thanks
to political instability, dropped
precipitously. Currency devaluations
also continued to plague Southeast
Asian countries, specifically
Indonesia, Thailand, Malaysia and
South Korea. The Japanese
economy continued to sink lower, as
the ailing banking sector seemed
oblivious to repeated promises -
and a lack of action - by the
Japanese government for
assistance.
An interview with Kevin McCarey, Portfolio Manager of Fidelity Advisor International Capital Appreciation Fund
Q. HOW DID THE FUND PERFORM, KEVIN?
A. From November 3, 1997 - the fund's inception date - through October 31, 1998, the fund's Institutional Class shares returned 0.90%. The Morgan Stanley Capital International AC World Index Free ex USA returned 3.21% during that time period.
Q. WHAT FACTORS PLAYED KEY ROLES IN THE FUND'S PERFORMANCE?
A. The difficult environment we witnessed during the second half of the period was the major factor. The economic problems that began a year ago in Asia eventually spread to other emerging markets, most notably Russia and Latin America. Some of the larger, multinational European companies depend on these markets as a source of growth, and this volatility was a significant detriment. In addition, European stock valuations - on the heels of an extended market rally - were at lofty levels. As we entered the summer months of 1998, an economic slowdown in the United Kingdom was in full stride, European trading markets were sluggish and any whiff of earnings disappointments was met with an increased sense of skepticism. As a result, investors who had been picking stocks based on earnings momentum and growth were forced to rethink their approach. These trends converged and translated into a difficult six-month stretch for European stocks.
Q. BASED ON THIS VOLATILITY, DID YOU MAKE ANY CHANGES TO YOUR
INVESTING STRATEGY?
A. I made a couple. First, as growth investments fell out of favor, I began to look at industries that tend to have more stable earnings profiles. Two that I turned to were utilities - which accounted for over 18% of the fund's investments at the end of the period - and pharmaceuticals, which represented just under 12% of investments. The fund's positions in utility stocks Deutsche Telekom, Spain's Telefonica and Telecom Italia - all top-10 positions - performed well. Swiss company Novartis, meanwhile - the fund's largest single investment at the end of the period - reflected my attraction to pharmaceutical stocks. One other strategy was to look at companies engaged in internal "self-help" initiatives. When things are bad on the outside, companies with room to grow within can become appealing. Some of the fund's positions in merged companies - such as British Petroleum, which joined forces with Amoco, and Daimler-Benz which teamed up with Chrysler - were examples of this.
Q. FINANCE STOCKS OCCUPIED A SIGNIFICANT PERCH IN THE PORTFOLIO, WITH JUST OVER 21% OF THE FUND'S INVESTMENTS REPRESENTED THERE. HOW DID THESE STOCKS PERFORM?
A. Not well at all. Financial stocks were another segment that had performed well for some time and, in retrospect, perhaps valuations were overextended. Banks in particular had a difficult time during the second half of the period, especially those with investment banking exposure and those with outstanding provisions - i.e., loans or letters of credit - to emerging-market countries. Many banks had bolstered their investment banking resources and, when revenues began to slow due to global uncertainty, many had difficulty keeping pace with their expenses. Two of the fund's Swiss banking stocks - Credit Suisse and Union Bank of Switzerland - had investment banking and emerging-market exposure and each performed poorly as a result.
Q. WHICH INDIVIDUAL STOCKS PERFORMED WELL? WHICH PROVED DISAPPOINTING?
A. The fund got good results from its position in Dutch music and entertainment company PolyGram, which got a boost after Seagram's made an offer to buy the company. At the end of the period, the fund no longer held PolyGram. Telecommunications companies such as Germany-based Mannesmann and the U.K.'s Vodafone also performed well. Disappointments included French hotel operator Accor, which slid due to slower anticipated growth for the company, and Vimpel Communications. Vimpel Communications didn't perform all that badly, but because the company is based in Russia, its stock price declined amid the turbulence in that market.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. I've mentioned in the past how the trend towards corporate restructuring has been positive, and I think the drivers behind this will both continue and deepen in the months ahead. European companies have instituted management pay programs based on bonuses and incentives, and companies are increasingly focusing on improving the value of their stock. These two factors could lead to more consolidation activity. In terms of the fund itself, opportunities could present themselves if companies that were reluctant to restructure in past years decide that now is the time. I'll also be watching developments in Japan. The Japanese economy continued to struggle throughout the period, but we began to see signs of constructive improvement as the period came to a close.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

KEVIN MCCAREY DISCUSSES
THE UPCOMING INTRODUCTION
OF THE EURO:
"ON JANUARY 1, 1999, THE EURO WILL
BE INTRODUCED AS THE UNIFORM
CURRENCY OF 11 EUROPEAN COUNTRIES.
WHILE THE EURO WON'T HAVE MUCH OF
AN IMPACT ON THE WAY IN WHICH I
INVEST, IT SHOULD RESULT IN A NUMBER
OF POSITIVE DEVELOPMENTS. FIRST,
SHORT- AND LONG-TERM INTEREST RATES
ACROSS THE CONTINENT SHOULD BE
LOWER. AS THE EURO HAS APPROACHED,
WE'VE SEEN LOWER RATES IN SPAIN -
FROM AROUND 13% THREE YEARS AGO TO
AROUND 5% AT THE END OF THE PERIOD
- AND IN ITALY. THE GENERAL
EXPECTATION IS THAT INFLATION WILL BE
KEPT AT BAY, AND THE POTENTIALLY
LOWER INTEREST RATES SHOULD BE VERY
GOOD FOR VARIOUS EUROPEAN
ECONOMIES.
"SECOND, A LOT OF COMPANIES MAY
CHANGE HOW THEY OPERATE THEIR
BUSINESSES. A COMPANY IN FRANCE,
FOR INSTANCE, MAY BEGIN TO LOOK
MORE GLOBALLY TO EXPAND ITS REACH.
COMPANY MANAGEMENT MAY SWITCH
FROM SAYING, `WE'RE A FRENCH
COMPANY AND WE'VE GOT X% MARKET
SHARE IN FRANCE' TO `WE'RE REALLY A
EUROPEAN COMPANY. SHOULD WE
SELL OUR PRODUCTS IN GERMANY OR
ACQUIRE A COMPANY IN ITALY?' THIS
SHOULD CREATE AN ACCELERATION IN
CROSS-BORDER MERGER AND
ACQUISITION ACTIVITY.
"AS A FINAL POINT, THE SHAREHOLDER
BASES FOR COMPANIES WILL BECOME
MORE REGIONALLY DIVERSE AND
COMPANIES MAY BECOME MORE
ACCOUNTABLE TO THEIR SHAREHOLDERS.
THAT WOULD BE A VERY POSITIVE
DEVELOPMENT."

FUND FACTS
GOAL: SEEKS CAPITAL
APPRECIATION BY INVESTING IN
SECURITIES OF FOREIGN ISSUERS
START DATE: NOVEMBER 3, 1997
SIZE: AS OF OCTOBER 31, 1998,
MORE THAN $23 MILLION
MANAGER: KEVIN MCCAREY,
SINCE INCEPTION; JOINED FIDELITY
IN 1985
(CHECKMARK)


INVESTMENT CHANGES





TOP FIVE STOCKS AS OF OCTOBER 31, 1998

                                             % OF FUND'S   % OF FUND'S INVESTMENTS
                                             INVESTMENTS   IN THESE STOCKS
                                                           6 MONTHS AGO

NOVARTIS AG (REG.) (SWITZERLAND, DRUGS &      2.6           0.6
PHARMACEUTICALS)

GLAXO WELLCOME PLC (UNITED KINGDOM,           1.9           0.1
DRUGS & PHARMACEUTICALS)

NESTLE SA (REG.) (SWITZERLAND, FOODS)         1.8           0.8

NIPPON TELEGRAPH & TELEPHONE CORP.            1.6           0.0
(JAPAN, TELEPHONE SERVICES)

BRITISH PETROLEUM CO. PLC (UNITED KINGDOM,    1.6           0.3
OIL & GAS)



TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1998

                                                % OF FUND'S   % OF FUND'S INVESTMENTS
                                                INVESTMENTS   IN THESE MARKET SECTORS
                                                              6 MONTHS AGO

FINANCE                                          21.4          20.4

UTILITIES                                        18.7          10.5

HEALTH                                           12.9          7.0

TECHNOLOGY                                       5.4           5.8

NONDURABLES                                      5.4           5.6



TOP FIVE COUNTRIES AS OF OCTOBER 31, 1998

(EXCLUDING CASH EQUIVALENTS)               % OF FUND'S   % OF FUND'S INVESTMENTS
                                           INVESTMENTS   IN THESE COUNTRIES
                                                         6 MONTHS AGO

UNITED KINGDOM                              20.7          15.1

JAPAN                                       14.0          12.4

FRANCE                                      11.9          10.9

GERMANY                                     9.5           5.6

SWITZERLAND                                 8.4           4.5


TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY,
INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES
CONTRACTS, IF APPLICABLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998 AS OF APRIL 30, 1998
ROW: 1, COL: 1, VALUE: 92.09999999999999
ROW: 1, COL: 2, VALUE: 7.9
STOCKS 89.1%
SHORT-TERM
INVESTMENTS 10.9%
STOCKS                  92.1%
SHORT-TERM
INVESTMENTS             7.9%
ROW: 1, COL: 1, VALUE: 89.09999999999999
ROW: 1, COL: 2, VALUE: 10.9


INVESTMENTS OCTOBER 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



COMMON STOCKS - 88.6%

                                                          SHARES                 VALUE (NOTE 1)

AUSTRALIA - 1.1%

Australia & New Zealand Banking Group Ltd.                 13,000                $ 74,183

David Jones Ltd.                                           50,000                 50,796

News Corp. Ltd. ADR                                        5,200                  142,025

                                                                                  267,004

BELGIUM - 0.6%

Electrabel SA                                              400                    147,325

BRAZIL - 0.8%

Compania Energertica Minas Gerais                          600,000                11,669

Telebras sponsored ADR                                     2,300                  174,656

Telesp Celular SA Class B                                  1,000                  49

Telesp Participacoes SA (a)                                100,000                2,557

                                                                                  188,931

CANADA - 3.8%

Bank of Montreal, Canada                                   3,500                  143,140

Celestica, Inc. (sub-vtg.) (a)                             1,200                  21,933

CGI Group, Inc. Class A (sub. vtg.) (a)                    6,000                  82,442

Cinar Films, Inc. Class B (sub. vtg.) (a)                  1,200                  26,249

Northern Telecom Ltd.                                      1,100                  47,197

Power Corp. of Canada                                      8,000                  168,514

Rogers Communications, Inc. Class B (non-vtg.) (a)         5,000                  39,212

Shaw Communications, Inc. Class B                          2,600                  52,239

Teleglobe, Inc.                                            3,000                  82,053

Videotron Group Ltd. (sub. vtg.)                           20,000                 256,011

                                                                                  918,990

CZECH REPUBLIC - 0.1%

SPT Telecom AS (a)                                         1,300                  19,683

FINLAND - 1.4%

Merita Ltd. Series A                                       8,400                  45,076

OY Nokia AB sponsored ADR                                  2,600                  241,963

Sampo Insurance Co. Ltd.                                   1,300                  40,564

                                                                                  327,603

FRANCE - 11.9%

Accor SA                                                   415                    87,298

Alcatel Alsthom Compagnie Generale d'Electricite SA        3,300                  363,000

Axa SA                                                     1,800                  203,760

Banque Nationale de Paris                                  2,800                  177,609

Cap Gemini SA                                              780                    117,400

COMMON STOCKS - CONTINUED

                                                          SHARES                 VALUE (NOTE 1)

FRANCE - CONTINUED

Castorama Dubois Investissements SA                        700                   $ 125,043

Compagnie de St. Gobain                                    400                    59,268

Elf Aquitaine                                              1,700                  197,200

France Telecom SA                                          400                    27,940

Groupe Danone                                              500                    132,397

L'Oreal SA                                                 150                    85,846

Lagardere S.C.A. (Reg.)                                    2,000                  80,610

Pinault Printemps SA                                       550                    92,200

Renault SA                                                 800                    34,248

Rhone-Poulenc SA Class A                                   1,800                  84,037

Sanofi SA                                                  600                    94,093

Societe Generale, France Class A                           1,600                  211,980

Suez Lyonnaise des Eaux                                    740                    132,722

Synthelabo                                                 400                    76,428

Total SA Class B                                           1,600                  187,200

Unibail                                                    300                    41,260

Vivendi SA                                                 1,000                  228,743

                                                                                  2,840,282

GERMANY - 8.0%

Allianz AG (Reg.)                                          800                    274,970

BASF AG                                                    3,000                  127,672

Bayerische Hypo-Und Vereinsbank                            2,200                  174,311

BHF Bank AG                                                1,700                  66,037

Daimler-Benz AG (a)                                        3,800                  299,551

Deutsche Lufthansa AG (Reg.)                               3,600                  78,573

Deutsche Telekom AG                                        11,600                 314,336

Dresdner Bank AG                                           1,000                  38,996

Hoechst AG                                                 2,000                  84,317

Mannesmann AG                                              2,400                  236,953

RWE AG                                                     2,500                  136,125

Viag AG                                                    130                    87,950

                                                                                  1,919,791

HONG KONG - 1.0%

China Telecom (Hong Kong) Ltd.                             1,000                  1,906

Johnson Electric Holdings Ltd.                             20,000                 46,485

Li & Fung Ltd.                                             40,000                 62,496

Vtech Holdings Ltd.                                        35,000                 131,287

                                                                                  242,174

COMMON STOCKS - CONTINUED

                                                          SHARES                 VALUE (NOTE 1)

INDIA - 0.6%

Dr. Reddy's Laboratories Ltd. (a)                          8,000                 $ 83,917

Pentafour Software & Exports Ltd.                          3,900                  58,949

State Bank of India (a)                                    717                    2,633

                                                                                  145,499

IRELAND - 0.9%

Bank of Ireland, Inc.                                      6,000                  109,763

CRH PLC                                                    1,800                  25,871

Elan Corp. PLC ADR (a)                                     1,250                  87,578

                                                                                  223,212

ITALY - 3.1%

Assicurazioni Generali Spa                                 6,100                  217,940

Banca Commerciale Italiana Spa                             21,000                 130,064

Banca di Roma (a)                                          21,800                 38,087

Eni Spa sponsored ADR                                      26,900                 160,701

Istituto Bancario San Paolo                                13,300                 197,908

                                                                                  744,700

JAPAN - 14.0%

Aeon Credit Service Ltd.                                   1,300                  78,347

Aiwa Co. Ltd.                                              5,000                  123,978

Banyu Pharmaceutical Co. Ltd.                              12,000                 204,460

Benesse Corp.                                              2,700                  124,365

Fuji Bank Ltd.                                             1,000                  3,840

Fuji Heavy Industries Ltd.                                 50,000                 249,677

Fuji Photo Film Co. Ltd.                                   6,000                  220,577

Honda Motor Co. Ltd.                                       8,000                  241,068

Ito En Ltd.                                                2,900                  121,093

Konami Co. Ltd.                                            2,400                  70,047

Matsumotokiyoshi Co. Ltd.                                  2,300                  87,129

Matsushita Electric Industrial Co. Ltd.                    6,000                  88,450

Matsushita Electric Works Co. Ltd.                         1,000                  9,565

Mitsubishi Trust & Banking Corp.                           16,000                 108,412

Nippon Telegraph & Telephone Corp.                         50                     392,596

Ntt Mobile Communication Network, Inc. (a)                 5                      181,231

Ntt Mobile Communication Network, Inc. (a)(c)              3                      108,739

Orix Corp. (a)                                             2,000                  143,780

Paris Miki, Inc.                                           5,400                  90,984

Shimano, Inc.                                              3,000                  66,638

Sumitomo Realty & Development Co. Ltd. (a)                 2,000                  6,009

COMMON STOCKS - CONTINUED

                                                          SHARES                 VALUE (NOTE 1)

JAPAN - CONTINUED

Takeda Chemical Industries Ltd.                            8,000                 $ 261,042

Takefuji Corp.                                             1,000                  53,465

Terumo Corp.                                               7,000                  147,654

Toto Ltd.                                                  6,000                  44,632

Yamanouchi Pharmaceutical Co. Ltd.                         4,000                  115,024

                                                                                  3,342,802

KOREA (SOUTH) - 0.3%

Medison Co. Ltd.                                           6,600                  73,028

LUXEMBOURG - 0.3%

Stolt Comex Seaway SA                                      6,050                  77,138

MALAYSIA - 0.0%

Berjaya Sports Toto BHD                                    10,000                 6,442

MEXICO - 0.6%

Telefonos de Mexico SA de CV sponsored ADR representing    2,800                  147,875
Class L shares

NETHERLANDS - 4.3%

Aegon NV                                                   830                    72,075

Ahold NV                                                   3,500                  116,435

Akzo Nobel NV                                              3,500                  136,123

Fortis Amev NV                                             2,500                  162,452

Heineken NV                                                1,000                  53,303

ING Groep NV                                               4,846                  234,681

Philips Electronics NV (Bearer)                            700                    38,413

Samas Groep NV                                             3,000                  49,981

Vedior NV                                                  3,800                  96,898

VNU                                                        2,100                  72,674

                                                                                  1,033,035

PORTUGAL - 1.0%

Banco Pinto & Sotto Mayor SA                               2,560                  49,133

Electricidade de Portugal SA                               3,500                  88,114

Telecel Comunicacoes Pessoais SA                           500                    92,249

                                                                                  229,496

RUSSIA - 0.3%

Vimpel Communications sponsored ADR (a)                    5,000                  58,750

SPAIN - 3.5%

Banco Bilbao Vizcaya SA (Reg.)                             6,600                  89,126

Banco Central Hispanoamericano SA                          9,000                  99,467

COMMON STOCKS - CONTINUED

                                                          SHARES                 VALUE (NOTE 1)

SPAIN - CONTINUED

Banco Santander SA                                         3,672                 $ 67,333

Corporacion Mapfre Compania Internacional de Reaseguros    900                    23,795
SA (Reg.)

Endesa SA                                                  5,000                  126,155

Iberdrola SA                                               5,000                  80,846

Telefonica de Espana SA                                    8,000                  361,621

                                                                                  848,343

SWEDEN - 1.4%

Astra AB Class A                                           2,900                  47,619

Ericsson (L.M.) Telefon AB Class B                         7,900                  178,549

Svenska Handelsbanken                                      2,800                  118,132

                                                                                  344,300

SWITZERLAND - 8.4%

Credit Suisse Group (Reg.)                                 950                    146,367

Julius Baer Holding AG                                     35                     107,461

Nestle SA (Reg.)                                           200                    426,146

Novartis AG (Reg.)                                         340                    613,768

Roche Holding AG participation certificates                25                     292,235

Swisscom AG (a)                                            400                    135,834

UBS AG (a)                                                 1,050                  288,592

                                                                                  2,010,403

UNITED KINGDOM - 20.7%

Allied Zurich PLC (a)                                      14,400                 171,201

Bank of Scotland                                           8,000                  86,940

Barclays PLC                                               4,000                  86,203

BG PLC                                                     14,900                 97,679

BOC Group PLC                                              4,300                  63,147

Boots Co. PLC                                              6,000                  90,122

British Aerospace PLC                                      12,500                 90,842

British American Tobacco PLC                               2,800                  25,295

British Petroleum Co. PLC                                  26,000                 383,126

British Telecommunications PLC                             20,800                 270,588

Cable & Wireless Communications PLC (a)                    13,000                 97,958

Cadbury-Schweppes PLC                                      8,000                  122,573

CGU PLC                                                    9,600                  152,152

Diageo PLC                                                 8,100                  87,484

GKN PLC Class L                                            4,400                  53,490

Glaxo Wellcome PLC                                         14,300                 444,967

COMMON STOCKS - CONTINUED

                                                          SHARES                 VALUE (NOTE 1)

UNITED KINGDOM - CONTINUED

Kingfisher PLC                                             14,268                $ 125,312

Lloyds TSB Group PLC                                       29,700                 366,778

Misys PLC                                                  5,300                  37,186

National Westminster Bank PLC                              4,300                  72,652

Pearson PLC                                                6,500                  113,414

Prudential Corp. PLC                                       7,600                  98,883

Reed International PLC                                     7,000                  59,252

Rentokil Initial PLC                                       20,000                 125,253

RMC Industries, Inc.                                       5,100                  72,590

Saatchi & Saatchi PLC                                      48,600                 94,402

Schroders PLC                                              4,500                  85,525

Scottish Hydro-Electric PLC                                9,100                  93,485

Seton Scholl Healthcare Group PLC                          3,832                  48,446

Shell Transport & Trading Co. PLC (Reg.)                   32,000                 195,946

Siebe PLC                                                  6,400                  26,256

SmithKline Beecham PLC                                     21,900                 279,151

Somerfield PLC                                             12,000                 77,462

Unilever PLC                                               24,200                 243,137

Vodafone Group PLC                                         17,200                 231,494

Wickes PLC                                                 36,100                 103,066

Wimpey George PLC                                          5,100                  9,650

Zeneca Group PLC                                           2,000                  76,826

                                                                                  4,959,933

UNITED STATES OF AMERICA - 0.5%

Global TeleSystems Group, Inc. (a)                         3,000                  120,188

TOTAL COMMON STOCKS                                                               21,236,927
(Cost $20,505,840)



NONCONVERTIBLE PREFERRED STOCKS - 3.5%



GERMANY - 1.5%

Dyckerhoff AG                                 240                73,712

Porsche AG (non-vtg.)                         22                 37,908

SAP AG (Systeme Anwendungen Produkte)         500                246,811

                                                                 358,431

NONCONVERTIBLE PREFERRED STOCKS - CONTINUED

                                             SHARES             VALUE (NOTE 1)

ITALY - 2.0%

Telecom Italia Mobile Spa                     43,800            $ 155,647

Telecom Italia Spa Risp                       62,000             314,578

                                                                 470,225

TOTAL NONCONVERTIBLE PREFERRED STOCKS                            828,656
(Cost $837,978)


CASH EQUIVALENTS - 7.9%



Taxable Central Cash Fund (b)           1,897,816                 1,897,816
(Cost $1,897,816)

TOTAL INVESTMENT IN SECURITIES - 100%                           $ 23,963,399
(Cost $23,241,634)

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.96%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $108,739 or 0.5% of net assets.

MARKET SECTOR DIVERSIFICATION (UNAUDITED)
As a Percentage of Total Value of Investment in Securities

AEROSPACE & DEFENSE           0.4%

BASIC INDUSTRIES              1.8

CASH EQUIVALENTS              7.9

CONSTRUCTION & REAL ESTATE    1.6

DURABLES                      4.3

ENERGY                        4.7

FINANCE                       21.4

HEALTH                        12.9

HOLDING COMPANIES             0.3

INDUSTRIAL MACHINERY &        3.6
 EQUIPMENT

MEDIA & LEISURE               3.7

NONDURABLES                   5.4

RETAIL & WHOLESALE            4.3

SERVICES                      3.3

TECHNOLOGY                    5.4

TRANSPORTATION                0.3

UTILITIES                      18.7

                              100.0%

INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $23,468,051. Net unrealized appreciation aggregated $495,348, of which $1,735,496 related to appreciated investment securities and $1,240,148 related to depreciated investment securities.
At October 31, 1998, the fund had a capital loss carryforward of approximately $2,310,991 which will expire on October 31, 2006.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                        OCTOBER 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $23,241,634) -                 $ 23,963,399
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                          1,020,683

RECEIVABLE FOR FUND SHARES SOLD                                          69,573

DIVIDENDS RECEIVABLE                                                     40,704

INTEREST RECEIVABLE                                                      7,162

RECEIVABLE FROM INVESTMENT ADVISER FOR EXPENSE REDUCTIONS                25,006

 TOTAL ASSETS                                                            25,126,527

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 88,496

PAYABLE FOR INVESTMENTS PURCHASED                            1,012,899

PAYABLE FOR FUND SHARES REDEEMED                             5,923

OTHER PAYABLES AND ACCRUED EXPENSES                          96,757

 TOTAL LIABILITIES                                                       1,204,075

NET ASSETS                                                              $ 23,922,452

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                         $ 25,929,151

ACCUMULATED NET INVESTMENT (LOSS)                                        (16,514)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                    (2,713,345)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                723,160
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                              $ 23,922,452


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1998

CALCULATION OF MAXIMUM OFFERING PRICE                          $10.07
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($859,804 (DIVIDED BY) 85,400 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $10.07)         $10.68

CLASS T:                                                       $10.04
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($12,116,751 (DIVIDED BY) 1,206,627 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $10.04)         $10.40

CLASS B:                                                       $9.99
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($4,047,217 (DIVIDED BY) 405,239 SHARES) A

CLASS C:                                                       $9.98
NET ASSET VALUE AND OFFERING PRICE PER SHARE
($2,216,832 (DIVIDED BY) 222,160 SHARES) A

INSTITUTIONAL CLASS:                                           $10.09
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($4,681,848 (DIVIDED BY) 464,227 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                           NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1998

INVESTMENT INCOME                                                                  $ 270,365
DIVIDENDS

INTEREST                                                                            89,955

                                                                                    360,320

LESS FOREIGN TAXES WITHHELD                                                         (27,330)

 TOTAL INCOME                                                                       332,990

EXPENSES

MANAGEMENT FEE                                                       $ 116,243

TRANSFER AGENT FEES                                                   37,486

DISTRIBUTION FEES                                                     69,691

ACCOUNTING FEES AND EXPENSES                                          60,181

NON-INTERESTED TRUSTEES' COMPENSATION                                 50

CUSTODIAN FEES AND EXPENSES                                           167,909

REGISTRATION FEES                                                     171,349

AUDIT                                                                 29,059

LEGAL                                                                 84

FOREIGN TAX EXPENSE                                                   9,742

MISCELLANEOUS                                                         515

 TOTAL EXPENSES BEFORE REDUCTIONS                                     662,309

 EXPENSE REDUCTIONS                                                   (304,620)     357,689

NET INVESTMENT INCOME (LOSS)                                                        (24,699)

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                                (2,695,641)

 FOREIGN CURRENCY TRANSACTIONS                                        (26,451)      (2,722,092)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                                721,765

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                         1,395         723,160

NET GAIN (LOSS)                                                                     (1,998,932)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                    $ (2,023,631)
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                                        NOVEMBER 3, 1997
                                                                        (COMMENCEMENT
                                                                        OF OPERATIONS) TO
                                                                        OCTOBER 31,
                                                                        1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                              $ (24,699)
NET INVESTMENT INCOME (LOSS)

 NET REALIZED GAIN (LOSS)                                                (2,722,092)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                    723,160

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         (2,023,631)
FROM OPERATIONS

SHARE TRANSACTIONS - NET INCREASE (DECREASE)                             25,946,083

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                23,922,452

NET ASSETS

 BEGINNING OF PERIOD                                                     -

 END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF $16,514)   $ 23,922,452


FINANCIAL HIGHLIGHTS - CLASS A
                                                       PERIOD ENDED
                                                       OCTOBER 31,

                                                       1998 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .00

 NET REALIZED AND UNREALIZED GAIN (LOSS)                .07 G

 TOTAL FROM INVESTMENT OPERATIONS                       .07

NET ASSET VALUE, END OF PERIOD                         $ 10.07

TOTAL RETURN B, C                                       .70%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 860

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 2.06% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .03% A

PORTFOLIO TURNOVER                                      199% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNTS SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS T
                                                              PERIOD ENDED
                                                              OCTOBER 31,

                                                              1998 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                (.03)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .07 G

 TOTAL FROM INVESTMENT OPERATIONS                              .04

NET ASSET VALUE, END OF PERIOD                                $ 10.04

TOTAL RETURN B, C                                              .40%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 12,117

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        2.31% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    (.24)% A

PORTFOLIO TURNOVER                                             199% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS B
                                                              PERIOD ENDED
                                                              OCTOBER 31,

                                                              1998 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                (.07)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .06 G

 TOTAL FROM INVESTMENT OPERATIONS                              (.01)

NET ASSET VALUE, END OF PERIOD                                $ 9.99

TOTAL RETURN B, C                                              (.10)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 4,047

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        2.81% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    (.70)% A

PORTFOLIO TURNOVER                                             199% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - CLASS C
                                                              PERIOD ENDED
                                                              OCTOBER 31,

                                                              1998 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                (.08)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .06 G

 TOTAL FROM INVESTMENT OPERATIONS                              (.02)

NET ASSET VALUE, END OF PERIOD                                $ 9.98

TOTAL RETURN B, C                                              (.20)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                       $ 2,217

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        2.81% A, F

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS    (.75)% A

PORTFOLIO TURNOVER                                             199% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                       PERIOD ENDED
                                                       OCTOBER 31,

                                                       1998 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                .05 G

 TOTAL FROM INVESTMENT OPERATIONS                       .09

NET ASSET VALUE, END OF PERIOD                         $ 10.09

TOTAL RETURN B, C                                       .90%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                $ 4,682

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.81% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .34% A

PORTFOLIO TURNOVER                                      199% A

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor International Capital Appreciation Fund(the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Equity securities that have reached the limit for aggregate foreign ownership may trade at a premium to the local share price. If the broker-quoted premium is not readily available as a result of limited share activity, the securities are valued at the last sale price of the local share in the principal market in which such securities are normally traded.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements. RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $51,743,649 and $27,704,190.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .73% of average net assets.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO   RETAINED
          FDC       BY FDC

CLASS A   $ 1,366   $ 254

CLASS T    33,900    3,411

CLASS B    22,091    16,739

CLASS C    12,334    12,325

          $ 69,691  $ 32,729

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:

CLASS A               $ 57

CLASS T                75

CLASS B                58

CLASS C                3,752

INSTITUTIONAL CLASS    3

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO   RETAINED BY
          FDC       FDC

CLASS A   $ 16,408  $ 5,206

CLASS T    68,287    18,616

CLASS B    5,042     5,042 *

CLASS C    1,231     1,231 *

          $ 90,968  $ 30,095

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT    % OF
                                 AVERAGE
                                 NET ASSETS

CLASS A                $ 2,185   .39 *

CLASS T                 18,048   .26 *

CLASS B                 6,354    .28 *

CLASS C                 4,132    .33 *

INSTITUTIONAL CLASS     6,767    .14 *

                       $ 37,486

* ANNUALIZED
ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $105 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               2.00%        $ 24,491

CLASS T               2.25%         115,233

CLASS B               2.75%         48,536

CLASS C               2.75%         32,831

INSTITUTIONAL CLASS   1.75%         82,787

                                   $ 303,878

Effective December 1, 1998, Class A, Class T, Class B, Class C and Institutional Class expense limitations were changed to 1.70%, 1.95%, 2.45%, 2.45% and 1.45% of each class' average net assets, respectively.
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $481 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $261 under the custodian arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR and its affiliates were record owners of approximately 21% of the total outstanding shares of the fund.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                          SHARES       DOLLARS

                          YEAR ENDED   YEAR ENDED
                          OCTOBER 31,  OCTOBER 31,

                          1998 A       1998 A



CLASS A                    103,525     $ 1,119,865
SHARES SOLD

SHARES REDEEMED            (18,125)     (186,338)

NET INCREASE (DECREASE)    85,400      $ 933,527

CLASS T                    1,397,855   $ 15,422,063
SHARES SOLD

SHARES REDEEMED            (191,228)    (1,955,961)

NET INCREASE (DECREASE)    1,206,627   $ 13,466,102

CLASS B                    456,271     $ 5,032,634
SHARES SOLD

SHARES REDEEMED            (51,032)     (570,862)

NET INCREASE (DECREASE)    405,239     $ 4,461,772

CLASS C                    260,112     $ 2,832,954
SHARES SOLD

SHARES REDEEMED            (37,952)     (392,926)

NET INCREASE (DECREASE)    222,160     $ 2,440,028

INSTITUTIONAL CLASS        464,227     $ 4,644,654
SHARES SOLD

A SHARE TRANSACTIONS FOR CLASS A, T, B, C, AND INSTITUTIONAL CLASS ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO
 OCTOBER 31, 1998.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                      REGISTRATION
                      FEES

CLASS A               $ 19,057

CLASS T                62,259

CLASS B                31,244

CLASS C                22,362

INSTITUTIONAL CLASS    36,427

                      $ 171,349

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor International Capital Appreciation Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor International Capital Appreciation Fund (a fund of Fidelity Advisor Series VIII) at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period November 3, 1997 (commencement of operations) to October 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor International Capital Appreciation Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above. /s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 1998




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard Spillane, Jr., Vice President
Kevin McCarey, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund

AICAPI-ANN-1298  66783
1.711986.100

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(FIDELITY_LOGO_GRAPHIC)(registered trademark)



(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

FIDELITY ADVISOR
OVERSEAS
FUND - CLASS A, CLASS T, CLASS B AND CLASS C

ANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               12  THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      15  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             16  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    29  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   38  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   48  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           49


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR OVERSEAS FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares' bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. Prior to December 1, 1992, Fidelity Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998        PAST 1  PAST 5  LIFE OF
                                      YEAR    YEARS   FUND

FIDELITY ADV OVERSEAS - CL A          3.73%   45.79%  95.00%

FIDELITY ADV OVERSEAS - CL A          -2.24%  37.41%  83.79%
 (INCL. 5.75% SALES CHARGE)

MSCI EAFE(REGISTERED TRADEMARK)       9.89%   39.58%  76.78%

INTERNATIONAL FUNDS AVERAGE           4.07%   41.60%  N/A

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on April 23, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 489 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998   PAST 1  PAST 5  LIFE OF
                                 YEAR    YEARS   FUND

FIDELITY ADV OVERSEAS - CL A     3.73%   7.83%   8.14%

FIDELITY ADV OVERSEAS - CL A     -2.24%  6.56%   7.40%
 (INCL. 5.75% SALES CHARGE)

MSCI EAFE                        9.89%   6.90%   6.91%

INTERNATIONAL FUNDS AVERAGE      4.07%   7.02%   N/A

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Overseas -CL A           MS EAFE Index (Net)
             00252                       MS001
  1990/04/23       9425.00                    10000.00
  1990/04/30       9321.33                     9870.12
  1990/05/31       9726.60                    10996.32
  1990/06/30      10216.70                    10899.46
  1990/07/31      10819.90                    11052.99
  1990/08/31       9528.68                     9979.65
  1990/09/30       8718.13                     8588.84
  1990/10/31       9000.88                     9927.15
  1990/11/30       9010.30                     9341.56
  1990/12/31       8922.92                     9492.89
  1991/01/31       9141.47                     9799.94
  1991/02/28       9550.08                    10850.48
  1991/03/31       9017.94                    10199.10
  1991/04/30       9008.44                    10299.26
  1991/05/31       9017.94                    10406.73
  1991/06/30       8343.26                     9642.03
  1991/07/31       8818.39                    10115.76
  1991/08/31       8951.42                     9910.33
  1991/09/30       9417.05                    10468.87
  1991/10/31       9293.52                    10617.27
  1991/11/30       9055.95                    10121.61
  1991/12/31       9527.78                    10644.32
  1992/01/31       9556.71                    10416.96
  1992/02/29       9778.51                    10044.12
  1992/03/31       9479.56                     9381.04
  1992/04/30       9971.38                     9425.64
  1992/05/31      10376.41                    10056.55
  1992/06/30      10212.47                     9579.54
  1992/07/31       9817.08                     9334.37
  1992/08/31       9547.06                     9919.83
  1992/09/30       9402.41                     9723.94
  1992/10/31       8746.65                     9213.87
  1992/11/30       8630.93                     9300.58
  1992/12/31       9067.23                     9348.68
  1993/01/31       9525.46                     9347.54
  1993/02/28       9730.21                     9629.89
  1993/03/31      10324.94                    10469.29
  1993/04/30      11124.41                    11462.85
  1993/05/31      11416.91                    11704.95
  1993/06/30      11104.92                    11522.33
  1993/07/31      11650.90                    11925.66
  1993/08/31      12421.13                    12569.45
  1993/09/30      12294.38                    12286.52
  1993/10/31      12606.37                    12665.16
  1993/11/30      12118.88                    11558.09
  1993/12/31      12860.60                    12392.67
  1994/01/31      13710.16                    13440.41
  1994/02/28      13524.62                    13403.18
  1994/03/31      13182.85                    12825.89
  1994/04/30      13749.22                    13370.08
  1994/05/31      13495.33                    13293.32
  1994/06/30      13387.91                    13481.18
  1994/07/31      13729.69                    13610.83
  1994/08/31      13856.64                    13933.07
  1994/09/30      13426.97                    13494.24
  1994/10/31      13729.69                    13943.59
  1994/11/30      13192.61                    13273.46
  1994/12/31      13115.01                    13356.58
  1995/01/31      12573.88                    12843.48
  1995/02/28      12603.39                    12806.62
  1995/03/31      12996.94                    13605.38
  1995/04/30      13380.65                    14117.06
  1995/05/31      13528.23                    13948.78
  1995/06/30      13626.62                    13704.16
  1995/07/31      14216.94                    14557.33
  1995/08/31      13803.72                    14002.02
  1995/09/30      13970.98                    14275.48
  1995/10/31      13695.49                    13891.75
  1995/11/30      13823.39                    14278.28
  1995/12/31      14248.20                    14853.55
  1996/01/31      14505.82                    14914.53
  1996/02/29      14535.54                    14964.95
  1996/03/31      14743.62                    15282.75
  1996/04/30      15130.04                    15727.07
  1996/05/31      15130.04                    15437.66
  1996/06/30      15239.03                    15524.55
  1996/07/31      14793.16                    15070.80
  1996/08/31      14892.24                    15103.83
  1996/09/30      15308.39                    15505.07
  1996/10/31      15149.86                    15346.41
  1996/11/30      15932.62                    15957.02
  1996/12/31      16008.37                    15751.75
  1997/01/31      16008.37                    15203.59
  1997/02/28      16365.04                    15455.97
  1997/03/31      16501.42                    15514.70
  1997/04/30      16627.30                    15600.03
  1997/05/31      17665.85                    16618.24
  1997/06/30      18589.01                    17537.23
  1997/07/31      19218.43                    17823.44
  1997/08/31      17770.76                    16494.71
  1997/09/30      19082.06                    17421.22
  1997/10/31      17718.30                    16086.58
  1997/11/30      17655.36                    15925.71
  1997/12/31      17792.98                    16067.61
  1998/01/31      18367.31                    16805.43
  1998/02/28      19392.09                    17886.86
  1998/03/31      20259.22                    18441.00
  1998/04/30      20811.02                    18590.00
  1998/05/31      20777.24                    18503.19
  1998/06/30      20563.27                    18646.59
  1998/07/31      20720.93                    18839.02
  1998/08/31      16948.37                    16508.44
  1998/09/30      16903.33                    16005.92
  1998/10/30      18378.57                    17678.06
IMATRL PRASUN   SHR__CHT 19981031 19981106 160806 R00000000000106

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class A on April 23, 1990, when the fund started, and the current 5.75% sales charge was paid. As the chart shows, by October 31, 1998, the value of the investment would have grown to $18,379 - an 83.79% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $17,678 - a 76.78% increase.

UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)

FIDELITY ADVISOR OVERSEAS FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Prior to December 1, 1992, Fidelity Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998        PAST 1  PAST 5  LIFE OF
                                      YEAR    YEARS   FUND

FIDELITY ADV OVERSEAS - CL T          3.57%   45.80%  95.02%

FIDELITY ADV OVERSEAS - CL T          -0.06%  40.70%  88.19%
 (INCL. 3.50% SALES CHARGE)

MSCI EAFE                             9.89%   39.58%  76.78%

INTERNATIONAL FUNDS AVERAGE           4.07%   41.60%  N/A

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on April 23, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 489 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998   PAST 1  PAST 5  LIFE OF
                                 YEAR    YEARS   FUND

FIDELITY ADV OVERSEAS - CL T     3.57%   7.83%   8.15%

FIDELITY ADV OVERSEAS - CL T     -0.06%  7.07%   7.70%
 (INCL. 3.50% SALES CHARGE)

MSCI EAFE                        9.89%   6.90%   6.91%

INTERNATIONAL FUNDS AVERAGE      4.07%   7.02%   N/A

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Overseas -CL T           MS EAFE Index (Net)
             00175                       MS001
  1990/04/23       9650.00                    10000.00
  1990/04/30       9543.85                     9870.12
  1990/05/31       9958.80                    10996.32
  1990/06/30      10460.60                    10899.46
  1990/07/31      11078.20                    11052.99
  1990/08/31       9756.15                     9979.65
  1990/09/30       8926.25                     8588.84
  1990/10/31       9215.75                     9927.15
  1990/11/30       9225.40                     9341.56
  1990/12/31       9135.93                     9492.89
  1991/01/31       9359.71                     9799.94
  1991/02/28       9778.07                    10850.48
  1991/03/31       9233.22                    10199.10
  1991/04/30       9223.49                    10299.26
  1991/05/31       9233.22                    10406.73
  1991/06/30       8542.43                     9642.03
  1991/07/31       9028.91                    10115.76
  1991/08/31       9165.12                     9910.33
  1991/09/30       9641.86                    10468.87
  1991/10/31       9515.38                    10617.27
  1991/11/30       9272.14                    10121.61
  1991/12/31       9755.23                    10644.32
  1992/01/31       9784.85                    10416.96
  1992/02/29      10011.95                    10044.12
  1992/03/31       9705.86                     9381.04
  1992/04/30      10209.42                     9425.64
  1992/05/31      10624.12                    10056.55
  1992/06/30      10456.27                     9579.54
  1992/07/31      10051.44                     9334.37
  1992/08/31       9774.98                     9919.83
  1992/09/30       9626.87                     9723.94
  1992/10/31       8955.46                     9213.87
  1992/11/30       8836.98                     9300.58
  1992/12/31       9283.69                     9348.68
  1993/01/31       9752.86                     9347.54
  1993/02/28       9962.49                     9629.89
  1993/03/31      10571.42                    10469.29
  1993/04/30      11389.98                    11462.85
  1993/05/31      11689.46                    11704.95
  1993/06/30      11370.02                    11522.33
  1993/07/31      11929.04                    11925.66
  1993/08/31      12717.65                    12569.45
  1993/09/30      12587.88                    12286.52
  1993/10/31      12907.32                    12665.16
  1993/11/30      12408.19                    11558.09
  1993/12/31      13167.62                    12392.67
  1994/01/31      14037.46                    13440.41
  1994/02/28      13847.49                    13403.18
  1994/03/31      13497.56                    12825.89
  1994/04/30      14077.45                    13370.08
  1994/05/31      13817.50                    13293.32
  1994/06/30      13707.52                    13481.18
  1994/07/31      14057.46                    13610.83
  1994/08/31      14187.43                    13933.07
  1994/09/30      13747.51                    13494.24
  1994/10/31      14057.46                    13943.59
  1994/11/30      13507.56                    13273.46
  1994/12/31      13428.10                    13356.58
  1995/01/31      12874.05                    12843.48
  1995/02/28      12904.27                    12806.62
  1995/03/31      13307.21                    13605.38
  1995/04/30      13700.08                    14117.06
  1995/05/31      13851.19                    13948.78
  1995/06/30      13951.92                    13704.16
  1995/07/31      14556.34                    14557.33
  1995/08/31      14133.25                    14002.02
  1995/09/30      14304.50                    14275.48
  1995/10/31      14022.44                    13891.75
  1995/11/30      14153.40                    14278.28
  1995/12/31      14588.34                    14853.55
  1996/01/31      14852.11                    14914.53
  1996/02/29      14882.54                    14964.95
  1996/03/31      15095.59                    15282.75
  1996/04/30      15491.24                    15727.07
  1996/05/31      15491.24                    15437.66
  1996/06/30      15602.83                    15524.55
  1996/07/31      15146.31                    15070.80
  1996/08/31      15247.76                    15103.83
  1996/09/30      15683.99                    15505.07
  1996/10/31      15521.67                    15346.41
  1996/11/30      16323.12                    15957.02
  1996/12/31      16398.87                    15751.75
  1997/01/31      16398.87                    15203.59
  1997/02/28      16772.54                    15455.97
  1997/03/31      16911.33                    15514.70
  1997/04/30      17039.45                    15600.03
  1997/05/31      18107.08                    16618.24
  1997/06/30      19057.28                    17537.23
  1997/07/31      19708.54                    17823.44
  1997/08/31      18224.52                    16494.71
  1997/09/30      19559.07                    17421.22
  1997/10/31      18171.14                    16086.58
  1997/11/30      18107.08                    15925.71
  1997/12/31      18248.38                    16067.61
  1998/01/31      18819.35                    16805.43
  1998/02/28      19869.95                    17886.86
  1998/03/31      20760.67                    18441.00
  1998/04/30      21320.23                    18590.00
  1998/05/31      21274.55                    18503.19
  1998/06/30      21057.58                    18646.59
  1998/07/31      21217.45                    18839.02
  1998/08/31      17346.24                    16508.44
  1998/09/30      17311.98                    16005.92
  1998/10/30      18819.35                    17678.06
IMATRL PRASUN   SHR__CHT 19981031 19981106 162021 R00000000000106

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class T on April 23, 1990, when the fund started, and the current 3.50% sales charge was paid. As the chart shows, by October 31, 1998, the value of the investment would have grown to $18,819 - an 88.19% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $17,678 - a 76.78% increase.

UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)

FIDELITY ADVISOR OVERSEAS FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class B shares took place on July 3, 1995. Class B shares bear a 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. Prior to December 1, 1992, Fidelity Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                  PAST 1   PAST 5   LIFE OF
                                                YEAR     YEARS    FUND

FIDELITY ADV OVERSEAS - CL B                    3.00%    42.95%   91.20%

FIDELITY ADV OVERSEAS - CL B                    -1.81%   40.95%   91.20%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

MSCI EAFE                                       9.89%    39.58%   76.78%

INTERNATIONAL FUNDS AVERAGE                     4.07%    41.60%   N/A

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on April 23, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 489 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  LIFE OF
                                           YEAR    YEARS   FUND

FIDELITY ADV OVERSEAS - CL B               3.00%   7.41%   7.90%

FIDELITY ADV OVERSEAS - CL B               -1.81%  7.11%   7.90%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

MSCI EAFE                                  9.89%   6.90%   6.91%

INTERNATIONAL FUNDS AVERAGE                4.07%   7.02%   N/A

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Overseas -CL B           MS EAFE Index (Net)
             00654                       MS001
  1990/04/23      10000.00                    10000.00
  1990/04/30       9890.00                     9870.12
  1990/05/31      10320.00                    10996.32
  1990/06/30      10840.00                    10899.46
  1990/07/31      11480.00                    11052.99
  1990/08/31      10110.00                     9979.65
  1990/09/30       9250.00                     8588.84
  1990/10/31       9550.00                     9927.15
  1990/11/30       9560.00                     9341.56
  1990/12/31       9467.28                     9492.89
  1991/01/31       9699.18                     9799.94
  1991/02/28      10132.72                    10850.48
  1991/03/31       9568.11                    10199.10
  1991/04/30       9558.02                    10299.26
  1991/05/31       9568.11                    10406.73
  1991/06/30       8852.26                     9642.03
  1991/07/31       9356.38                    10115.76
  1991/08/31       9497.53                     9910.33
  1991/09/30       9991.56                    10468.87
  1991/10/31       9860.49                    10617.27
  1991/11/30       9608.44                    10121.61
  1991/12/31      10109.05                    10644.32
  1992/01/31      10139.74                    10416.96
  1992/02/29      10375.08                    10044.12
  1992/03/31      10057.89                     9381.04
  1992/04/30      10579.71                     9425.64
  1992/05/31      11009.45                    10056.55
  1992/06/30      10835.51                     9579.54
  1992/07/31      10416.00                     9334.37
  1992/08/31      10129.51                     9919.83
  1992/09/30       9976.03                     9723.94
  1992/10/31       9280.27                     9213.87
  1992/11/30       9157.49                     9300.58
  1992/12/31       9620.40                     9348.68
  1993/01/31      10106.59                     9347.54
  1993/02/28      10323.83                     9629.89
  1993/03/31      10954.84                    10469.29
  1993/04/30      11803.09                    11462.85
  1993/05/31      12113.43                    11704.95
  1993/06/30      11782.40                    11522.33
  1993/07/31      12361.70                    11925.66
  1993/08/31      13178.91                    12569.45
  1993/09/30      13044.43                    12286.52
  1993/10/31      13375.46                    12665.16
  1993/11/30      12858.23                    11558.09
  1993/12/31      13645.20                    12392.67
  1994/01/31      14546.59                    13440.41
  1994/02/28      14349.73                    13403.18
  1994/03/31      13987.11                    12825.89
  1994/04/30      14588.03                    13370.08
  1994/05/31      14318.65                    13293.32
  1994/06/30      14204.68                    13481.18
  1994/07/31      14567.31                    13610.83
  1994/08/31      14702.00                    13933.07
  1994/09/30      14246.13                    13494.24
  1994/10/31      14567.31                    13943.59
  1994/11/30      13997.47                    13273.46
  1994/12/31      13915.13                    13356.58
  1995/01/31      13340.98                    12843.48
  1995/02/28      13372.30                    12806.62
  1995/03/31      13789.86                    13605.38
  1995/04/30      14196.98                    14117.06
  1995/05/31      14353.56                    13948.78
  1995/06/30      14457.95                    13704.16
  1995/07/31      15084.29                    14557.33
  1995/08/31      14645.85                    14002.02
  1995/09/30      14823.32                    14275.48
  1995/10/31      14531.03                    13891.75
  1995/11/30      14666.73                    14278.28
  1995/12/31      15108.74                    14853.55
  1996/01/31      15373.43                    14914.53
  1996/02/29      15384.02                    14964.95
  1996/03/31      15585.19                    15282.75
  1996/04/30      15987.52                    15727.07
  1996/05/31      15966.35                    15437.66
  1996/06/30      16072.23                    15524.55
  1996/07/31      15595.78                    15070.80
  1996/08/31      15691.07                    15103.83
  1996/09/30      16125.16                    15505.07
  1996/10/31      15945.17                    15346.41
  1996/11/30      16771.02                    15957.02
  1996/12/31      16838.38                    15751.75
  1997/01/31      16838.38                    15203.59
  1997/02/28      17205.39                    15455.97
  1997/03/31      17338.86                    15514.70
  1997/04/30      17461.20                    15600.03
  1997/05/31      18540.01                    16618.24
  1997/06/30      19507.60                    17537.23
  1997/07/31      20163.79                    17823.44
  1997/08/31      18628.98                    16494.71
  1997/09/30      19985.84                    17421.22
  1997/10/31      18562.25                    16086.58
  1997/11/30      18484.40                    15925.71
  1997/12/31      18620.53                    16067.61
  1998/01/31      19191.27                    16805.43
  1998/02/28      20249.52                    17886.86
  1998/03/31      21141.31                    18441.00
  1998/04/30      21712.06                    18590.00
  1998/05/31      21664.49                    18503.19
  1998/06/30      21426.68                    18646.59
  1998/07/31      21569.37                    18839.02
  1998/08/31      17645.50                    16508.44
  1998/09/30      17586.05                    16005.92
  1998/10/30      19119.93                    17678.06
IMATRL PRASUN   SHR__CHT 19981031 19981202 161549 R00000000000106

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class B on April 23, 1990, when the fund started. As the chart shows, by October 31, 1998, the value of the investment would have been $19,120 - a 91.20% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $17,678 - a 76.78% increase.

UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)

FIDELITY ADVISOR OVERSEAS FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between July 3, 1995 and November 3, 1997 are those of Class B shares and reflect Class B shares' 1.00% 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and life of fund total return figures are 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns would have been lower. Prior to December 1, 1992, Fidelity Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                  PAST 1   PAST 5   LIFE OF
                                                YEAR     YEARS    FUND

FIDELITY ADV OVERSEAS - CL C                    2.84%    42.73%   90.90%

FIDELITY ADV OVERSEAS - CL C                    1.86%    42.73%   90.90%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

MSCI EAFE                                       9.89%    39.58%   76.78%

INTERNATIONAL FUNDS AVERAGE                     4.07%    41.60%   N/A

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on April 23, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. To measure how Class C's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 489 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  LIFE OF
                                           YEAR    YEARS   FUND

FIDELITY ADV OVERSEAS - CL C               2.84%   7.37%   7.88%

FIDELITY ADV OVERSEAS - CL C               1.86%   7.37%   7.88%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

MSCI EAFE                                  9.89%   6.90%   6.91%

INTERNATIONAL FUNDS AVERAGE                4.07%   7.02%   N/A

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Overseas -CL C           MS EAFE Index (Net)
             00485                       MS001
  1990/04/23      10000.00                    10000.00
  1990/04/30       9890.00                     9870.12
  1990/05/31      10320.00                    10996.32
  1990/06/30      10840.00                    10899.46
  1990/07/31      11480.00                    11052.99
  1990/08/31      10110.00                     9979.65
  1990/09/30       9250.00                     8588.84
  1990/10/31       9550.00                     9927.15
  1990/11/30       9560.00                     9341.56
  1990/12/31       9467.28                     9492.89
  1991/01/31       9699.18                     9799.94
  1991/02/28      10132.72                    10850.48
  1991/03/31       9568.11                    10199.10
  1991/04/30       9558.02                    10299.26
  1991/05/31       9568.11                    10406.73
  1991/06/30       8852.26                     9642.03
  1991/07/31       9356.38                    10115.76
  1991/08/31       9497.53                     9910.33
  1991/09/30       9991.56                    10468.87
  1991/10/31       9860.49                    10617.27
  1991/11/30       9608.44                    10121.61
  1991/12/31      10109.05                    10644.32
  1992/01/31      10139.74                    10416.96
  1992/02/29      10375.08                    10044.12
  1992/03/31      10057.89                     9381.04
  1992/04/30      10579.71                     9425.64
  1992/05/31      11009.45                    10056.55
  1992/06/30      10835.51                     9579.54
  1992/07/31      10416.00                     9334.37
  1992/08/31      10129.51                     9919.83
  1992/09/30       9976.03                     9723.94
  1992/10/31       9280.27                     9213.87
  1992/11/30       9157.49                     9300.58
  1992/12/31       9620.40                     9348.68
  1993/01/31      10106.59                     9347.54
  1993/02/28      10323.83                     9629.89
  1993/03/31      10954.84                    10469.29
  1993/04/30      11803.09                    11462.85
  1993/05/31      12113.43                    11704.95
  1993/06/30      11782.40                    11522.33
  1993/07/31      12361.70                    11925.66
  1993/08/31      13178.91                    12569.45
  1993/09/30      13044.43                    12286.52
  1993/10/31      13375.46                    12665.16
  1993/11/30      12858.23                    11558.09
  1993/12/31      13645.20                    12392.67
  1994/01/31      14546.59                    13440.41
  1994/02/28      14349.73                    13403.18
  1994/03/31      13987.11                    12825.89
  1994/04/30      14588.03                    13370.08
  1994/05/31      14318.65                    13293.32
  1994/06/30      14204.68                    13481.18
  1994/07/31      14567.31                    13610.83
  1994/08/31      14702.00                    13933.07
  1994/09/30      14246.13                    13494.24
  1994/10/31      14567.31                    13943.59
  1994/11/30      13997.47                    13273.46
  1994/12/31      13915.13                    13356.58
  1995/01/31      13340.98                    12843.48
  1995/02/28      13372.30                    12806.62
  1995/03/31      13789.86                    13605.38
  1995/04/30      14196.98                    14117.06
  1995/05/31      14353.56                    13948.78
  1995/06/30      14457.95                    13704.16
  1995/07/31      15084.29                    14557.33
  1995/08/31      14645.85                    14002.02
  1995/09/30      14823.32                    14275.48
  1995/10/31      14531.03                    13891.75
  1995/11/30      14666.73                    14278.28
  1995/12/31      15108.74                    14853.55
  1996/01/31      15373.43                    14914.53
  1996/02/29      15384.02                    14964.95
  1996/03/31      15585.19                    15282.75
  1996/04/30      15987.52                    15727.07
  1996/05/31      15966.35                    15437.66
  1996/06/30      16072.23                    15524.55
  1996/07/31      15595.78                    15070.80
  1996/08/31      15691.07                    15103.83
  1996/09/30      16125.16                    15505.07
  1996/10/31      15945.17                    15346.41
  1996/11/30      16771.02                    15957.02
  1996/12/31      16838.38                    15751.75
  1997/01/31      16838.38                    15203.59
  1997/02/28      17205.39                    15455.97
  1997/03/31      17338.86                    15514.70
  1997/04/30      17461.20                    15600.03
  1997/05/31      18540.01                    16618.24
  1997/06/30      19507.60                    17537.23
  1997/07/31      20163.79                    17823.44
  1997/08/31      18628.98                    16494.71
  1997/09/30      19985.84                    17421.22
  1997/10/31      18562.25                    16086.58
  1997/11/30      18479.42                    15925.71
  1997/12/31      18612.04                    16067.61
  1998/01/31      19195.12                    16805.43
  1998/02/28      20256.34                    17886.86
  1998/03/31      21154.29                    18441.00
  1998/04/30      21714.05                    18590.00
  1998/05/31      21667.40                    18503.19
  1998/06/30      21422.50                    18646.59
  1998/07/31      21574.11                    18839.02
  1998/08/31      17644.12                    16508.44
  1998/09/30      17585.81                    16005.92
  1998/10/30      19090.17                    17678.06
IMATRL PRASUN   SHR__CHT 19981031 19981202 161758 R00000000000106

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Class C on April 23, 1990, when the fund started. As the chart shows, by October 31, 1998, the value of the investment would have been $19,090 - a 90.90% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $17,678 - a 76.78% increase.

UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Like a white-knuckle flyer on a long
overseas flight, international
investors were tightening their seat
belts to ride out the turbulent
international equity markets over
the past year. For the 12-month
period ending October 31, 1998,
the Morgan Stanley Capital
International EAFE Index - which
measures the performance of stock
markets in Europe, Australasia and
the Far East - returned 9.89%.
European markets were the primary
contributors to this solid return.
They benefited from corporate
restructurings designed to cut costs
and improve share prices, and
from solid economic growth
prospects. France and Germany
were particularly strong
performers. On the opposite side
of the world, emerging markets in
Latin America suffered considerably.
And in large part, they had Russia
to blame. Russia's devaluation of its
currency and debt defaults caused
investors to sell off investments
considered to carry more risk, such
as emerging-market equities. Markets
in Venezuela and Brazil, already
teetering on the edge thanks to
political instability, dropped
precipitously. Currency
devaluations also continued to
plague Southeast Asian countries,
specifically Indonesia, Thailand,
Malaysia and South Korea. The
Japanese economy continued to
sink lower, as the ailing banking
sector seemed oblivious to
repeated promises - and a lack
of action - by the Japanese
government for assistance.
An interview with Richard Mace, Portfolio Manager of Fidelity Advisor Overseas Fund
Q. HOW DID THE FUND PERFORM, RICK?
A. For the 12 months that ended October 31, 1998, the fund's Class A, Class T, Class B and Class C shares returned 3.73%, 3.57%, 3.00%, and 2.84%, respectively. These returns lagged that of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index, which returned 9.89% over the same time period. The international funds average, as tracked by Lipper Analytical Services, had a 12-month return of 4.07% as of October 31, 1998.
Q. WHY DID THE FUND UNDERPERFORM BOTH THE EAFE INDEX AND THE LIPPER
PEER GROUP?
A. A major reason was the fund's exposure both to investments in emerging-market countries as well as to companies whose businesses were negatively affected by emerging-market disruptions. The fund's exposure to emerging-market securities totaled slightly less than 4% of the fund's investments, but several of the fund's commodities and banking-related positions performed weakly. Declining demand led to lower commodity prices in general, while banks reported an increase in problematic loans stemming from stagnant economic growth. Commodity holdings that were hurt during the period included energy-related stocks Elf Aquitaine, based in France, as well as Brazil-based Petrobras and Canadian Natural Resources. Banking positions that were negatively affected included Mexican holdings Grupo Financiero Bancomer and BANACCI.
Q. YOU INCREASED THE FUND'S EXPOSURE TO UTILITIES STOCKS DURING THE PERIOD, FROM AROUND 8% TO JUST UNDER 14% OF INVESTMENTS. WHY?
A. The utilities sector - particularly the telephone utility segment - provided a number of opportunities over the past year. Companies have had to cope with a rapidly changing competitive environment as industry deregulation opened up new opportunities for expansion into new markets. I found a number of telecommunications companies in Europe and Japan that I felt were attractively valued, particularly among cellular providers. These included United Kingdom-based Vodafone
- which the fund has had a stake in for some time - Germany's Mannesmann and Spain's Telefonica. Each of these positions contributed positively to the fund's performance.
Q. WHICH OTHER STOCKS PERFORMED WELL? WHICH PROVED DISAPPOINTING?
A. European business services providers such as Britain's Rentokil and Securicor got a boost from improved business conditions, as did computer systems and software providers such as France's Cap Gemini and Atos, and Denmark's International Service Systems. In terms of disappointments, paper stocks were another commodities area hit hard by falling prices. The fund's positions in Canadian paper companies Domtar and St. Laurent Paperboard, for instance, were notable detractors.
Q. SHAREHOLDERS MAY NOTICE THAT THE FUND HOLDS SEVERAL POSITIONS IN FUTURES CONTRACTS. WHAT ROLE DO THESE INVESTMENTS PLAY IN THE PORTFOLIO?
A. While there are many different uses for futures contracts, I use them in the fund to be as fully invested in equities as possible. During periods of inconsistent cash flows, volatile financial markets or if the fund experiences a temporary cash buildup due to my selling a few stocks, the use of futures can provide a low-cost, liquid way for the fund to remain substantially invested in a diversified group of stocks.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. I'm optimistic that Europe's economies will continue to improve. As the latter months of this past period proved, though, corporate earnings must be watched carefully and a determination must be made as to whether those earnings support prevailing valuations. If earnings disappoint, more stock market corrections could become reality. It's becoming an old story, but as far as the situation in Japan goes, I'll continue to look for glimmers of economic improvement. Towards the end of the period, we began to see Japanese companies adopt a more shareholder-friendly focus. Lastly, the emerging markets still appear to be in turmoil at this point. Continuing economic and currency concerns, combined with social unrest, provide a less-than-promising outlook for a fast recuperation. Regardless, I'll keep an eye on a number of companies that have shown valuation improvements over the past few months.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

RICK MACE DISCUSSES THE
IMPACT OF THE UPCOMING
INTRODUCTION OF THE EURO:
"On January 1, 1999, 11 of the `in'
countries of the European Union
- including Germany, France,
Italy, Spain, the Netherlands,
Belgium, Austria, Finland,
Portugal, Ireland and Luxembourg
- will officially adopt the euro as
their currency. The introduction
of the euro could have the effect
of reducing the costs of doing
business throughout Europe. This
could make Europe a more
attractive place to do business
and, in turn, could heighten
interest among multinational
corporations around the world in
both owning more European
businesses and expanding their
operations in the region. In
addition, the launch of the euro
should serve to improve the
efficiency of those businesses
operating in Europe.
"In terms of the impact the euro
will have on the way I manage the
fund, it will be extremely minimal.
My stock selection process is built
on the foundation of individual
stock analysis and that has never
wavered. Rather, I'll have to get
used to the fact that a security that
was valued at 10 Deutsche marks
the week before may be worth only
five euro on January 4. We may also
see more investment opportunities
throughout Europe, as companies
could forego the traditional bank
route and go to the capital markets
to raise money for improvements."

FUND FACTS
GOAL: seeks growth of capital
primarily through investments
in foreign securities
START DATE: April 23, 1990
SIZE: as of October 31, 1998,
more than $1.2 billion
MANAGER: Richard Mace,
since 1996; joined Fidelity
in 1987
(checkmark)


INVESTMENT CHANGES





TOP FIVE STOCKS AS OF OCTOBER 31, 1998

                                          % OF FUND'S   % OF FUND'S INVESTMENTS
                                          INVESTMENTS   IN THESE STOCKS
                                                        6 MONTHS AGO

NOVARTIS AG (REG.) (SWITZERLAND,           1.8           1.8
DRUGS & PHARMACEUTICALS)

ELF AQUITAINE (FRANCE, OIL & GAS)          1.7           0.9

TELEFONICA DE ESPANA SA (SPAIN,            1.7           1.0
TELEPHONE SERVICES)

TOTAL SA CLASS B (FRANCE, OIL & GAS)       1.6           2.0

SMITHKLINE BEECHAM PLC (UNITED KINGDOM,    1.4           1.1
DRUGS & PHARMACEUTICALS)



TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1998

                                                % OF FUND'S   % OF FUND'S INVESTMENTS
                                                INVESTMENTS   IN THESE MARKET SECTORS
                                                              6 MONTHS AGO

FINANCE                                          20.9          20.1

UTILITIES                                        13.7          8.3

HEALTH                                           8.2           9.0

ENERGY                                           7.1           7.3

DURABLES                                         5.6           6.5



TOP FIVE COUNTRIES AS OF OCTOBER 31, 1998

(EXCLUDING CASH EQUIVALENTS)               % OF FUND'S   % OF FUND'S INVESTMENTS
                                           INVESTMENTS   IN THESE COUNTRIES
                                                         6 MONTHS AGO

UNITED KINGDOM                              16.8          14.9

FRANCE                                      15.0          13.5

JAPAN                                       14.8          17.1

GERMANY                                     9.0           5.5

NETHERLANDS                                 7.6           8.8


TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY,
INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES
CONTRACTS, IF APPLICABLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998  AS OF APRIL 30, 1998
ROW: 1, COL: 1, VALUE: 91.5
ROW: 1, COL: 2, VALUE: 1.5
ROW: 1, COL: 3, VALUE: 7.0
ROW: 1, COL: 1, VALUE: 92.09999999999999
ROW: 1, COL: 2, VALUE: 1.5
ROW: 1, COL: 3, VALUE: 6.4
STOCKS, CLOSED-END
INVESTMENT COMPANIES
AND EQUITY FUTURES 92.8%
FOREIGN GOVERNMENT
OBLIGATIONS 0.2%
SHORT-TERM
INVESTMENTS 7.0%

STOCKS, CLOSED-END
INVESTMENT COMPANIES
AND EQUITY FUTURES        93.5%
FOREIGN GOVERNMENT
OBLIGATIONS               0.1%
SHORT-TERM
INVESTMENTS               6.4%



INVESTMENTS OCTOBER 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



COMMON STOCKS - 84.3%

                                                              SHARES                    VALUE (NOTE 1)
                                                                                        (000S)

ARGENTINA - 0.0%

BANSUD SA CLASS B (A)                                          118,100                  $ 396

AUSTRALIA - 2.4%

AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.                     752,366                   4,293

BRAMBLES INDUSTRIES LTD.                                       31,550                    690

BROKEN HILL PROPRIETARY CO. LTD. (THE)                         272,505                   2,311

COLES MYER LTD.                                                463,300                   1,982

COMMONWEALTH BANK OF AUSTRALIA (C)                             230,500                   2,859

CSR LTD.                                                       154,400                   352

DAVID JONES LTD.                                               447,200                   454

FOSTERS BREWING GROUP LTD.                                     572,900                   1,404

NATIONAL AUSTRALIA BANK LTD.                                   98,300                    1,300

NEWS CORP. LTD.                                                310,574                   2,117

NEWS CORP. LTD.:

ADR                                                            88,700                    2,423

SPONSORED ADR (LTD. VTG.)                                      27,300                    660

RIO TINTO LTD.                                                 85,900                    1,072

SMITH (HOWARD) LTD.                                            27,100                    162

WMC LTD.                                                       1,359,954                 4,605

WOODSIDE PETROLEUM LTD.                                        246,000                   1,297

WOOLWORTHS LTD.                                                480,947                   1,689

                                                                                         29,670

AUSTRIA - 0.1%

BANK AUSTRIA AG                                                14,700                    801

BELGIUM - 0.0%

FORTIS AG                                                      700                       201

BRAZIL - 1.5%

CENTRAIS ELECTRICAS BRASILEIRAS SA                             48,058,000                1,112

COMPANIA ENERGERTICA MINAS GERAIS                              110,330,283               2,146

TELEBRAS SPONSORED ADR                                         206,600                   15,689

                                                                                         18,947

CANADA - 1.2%

ALCAN ALUMINIUM LTD.                                           25,500                    640

BCE, INC.                                                      165,500                   5,610

CANADIAN NATURAL RESOURCES LTD. (A)                            115,800                   2,026

INCO LTD.                                                      101,800                   1,092

COMMON STOCKS - CONTINUED

                                                              SHARES                    VALUE (NOTE 1)
                                                                                        (000S)

CANADA - CONTINUED

NORANDA, INC.                                                  245,500                  $ 3,628

RIO ALTO EXPLORATION LTD. (A)                                  143,000                   1,557

                                                                                         14,553

DENMARK - 0.5%

DEN DANSKE BANK GROUP AS                                       13,300                    1,808

INTERNATIONAL SERVICE SYSTEMS AS CLASS B                       22,100                    1,494

UNIDANMARK AS CLASS A                                          35,300                    2,694

                                                                                         5,996

FINLAND - 1.7%

ENSO OY CLASS R                                                172,900                   1,340

MERITA LTD. SERIES A                                           88,800                    477

OY NOKIA AB:

SERIES A                                                       156,400                   14,555

SPONSORED ADR                                                  1,000                     93

RAISIO GROUP PLC                                               48,400                    654

SAMPO INSURANCE CO. LTD.                                       33,900                    1,058

UPM-KYMMENE CORP.                                              115,200                   2,759

                                                                                         20,936

FRANCE - 13.8%

ACCOR SA                                                       30,500                    6,416

ALCATEL ALSTHOM COMPAGNIE GENERALE D'ELECTRICITE SA            123,200                   13,552

ALCATEL ALSTHOM COMPAGNIE GENERALE D'ELECTRICITE SA            1,000                     22
SPONSORED ADR

AXA SA                                                         93,690                    10,606

ATOS SA (A)                                                    15,200                    2,871

BANQUE NATIONALE DE PARIS                                      83,300                    5,284

CAP GEMINI SA                                                  33,100                    4,982

CASTORAMA DUBOIS INVESTISSEMENTS SA                            12,900                    2,304

COFLEXIP SA SPONSORED ADR                                      51,300                    2,469

COMPAGNIE DE ST. GOBAIN                                        18,700                    2,771

COMPAGNIE FINANCIERE DE PARIBAS CLASS A (REG.)                 30,400                    2,238

CREDIT COMMERCIAL DE FRANCE                                    30,000                    2,110

ELF AQUITAINE                                                  183,363                   21,270

ELF AQUITAINE SPONSORED ADR                                    1,000                     58

GROUPE DANONE                                                  24,400                    6,461

LAFARGE SA                                                     23,154                    2,371

LAGARDERE S.C.A. (REG.)                                        70,500                    2,842

COMMON STOCKS - CONTINUED

                                                              SHARES                    VALUE (NOTE 1)
                                                                                        (000S)

FRANCE - CONTINUED

MICHELIN SA (COMPAGNIE GENERALE DES ETABLISSEMENTS) CLASS B    46,851                   $ 1,934

PECHINEY SA CLASS A (A)                                        48,343                    1,664

PEUGEOT SA                                                     12,100                    2,022

RENAULT SA                                                     101,300                   4,337

RHONE-POULENC SA:

CLASS A                                                        104,205                   4,865

SPONSORED ADR CLASS A                                          1,000                     47

ROYAL CANIN SA (C)                                             5,100                     276

SANOFI SA                                                      47,945                    7,519

SCOR SA                                                        72,400                    4,158

SOCIETE GENERALE, FRANCE CLASS A                               83,900                    11,116

SUEZ LYONNAISE DES EAUX                                        23,900                    4,287

TOTAL SA:

CLASS B                                                        164,390                   19,234

SPONSORED ADR                                                  1,000                     59

UNIBAIL                                                        9,000                     1,238

UNION ASSURANCESFEDERALES SA                                   32,900                    4,122

VALEO SA                                                       24,900                    2,159

VIVENDI SA                                                     56,300                    12,878

                                                                                         170,542

GERMANY - 6.8%

ADIDAS-SALOMON AG                                              21,400                    2,523

ALLIANZ AG (REG.)                                              31,800                    10,930

BASF AG                                                        151,800                   6,460

BAYER AG                                                       112,200                   4,611

BAYERISCHE HYPO-UND VEREINSBANK                                81,400                    6,449

BAYERISCHE MOTOREN WERKE (BMW) AG                              3,600                     2,536

BHF BANK AG                                                    184,500                   7,167

CONTINENTAL GUMMI-WERKE AG                                     22,300                    593

DAIMLER-BENZ AG (A)                                            82,800                    6,527

DEUTSCHE LUFTHANSA AG (REG.)                                   110,300                   2,407

DEUTSCHE TELEKOM AG                                            193,000                   5,230

DRESDNER BANK AG                                               38,500                    1,501

HOECHST AG                                                     47,700                    2,011

HOLZMANN (PHILLIP) AG (A)                                      1,200                     122

MANNESMANN AG                                                  125,620                   12,403

SCHERING AG                                                    7,000                     819

SIEMENS AG                                                     61,600                    3,799

COMMON STOCKS - CONTINUED

                                                              SHARES                    VALUE (NOTE 1)
                                                                                        (000S)

GERMANY - CONTINUED

VEBA AG                                                        44,100                   $ 2,450

VIAG AG                                                        7,300                     4,939

                                                                                         83,477

HONG KONG - 0.6%

CLP HOLDINGS LTD.                                              248,000                   1,393

DAIRY FARM INTERNATIONAL HOLDINGS LTD.                         879,000                   1,081

HONG KONG & CHINA GAS CO. LTD.                                 180,000                   256

JOHNSON ELECTRIC HOLDINGS LTD.                                 1,334,000                 3,101

LI & FUNG LTD.                                                 92,000                    144

SUN HUNG KAI PROPERTIES LTD.                                   86,000                    600

VTECH HOLDINGS LTD.                                            313,000                   1,174

                                                                                         7,749

IRELAND - 1.3%

BANK OF IRELAND, INC.                                          401,010                   7,336

CRH PLC                                                        102,700                   1,476

ELAN CORP. PLC ADR (A)                                         46,600                    3,265

IRISH LIFE PLC                                                 268,200                   2,380

SMURFIT (JEFFERSON) GROUP PLC                                  1,021,500                 1,660

                                                                                         16,117

ITALY - 2.8%

ASSICURAZIONI GENERALI SPA                                     324,300                   11,587

BANCA COMMERCIALE ITALIANA SPA                                 166,700                   1,032

BANCA DI ROMA (A)                                              3,140,300                 5,487

ENI SPA SPONSORED ADR                                          235,400                   1,406

FINMECCANICA SPA (A)                                           1,143,400                 903

ISTITUTO BANCARIO SAN PAOLO                                    178,100                   2,650

ISTITUTO NAZIONALE DELLE ASSICURAZIONI SPA                     590,100                   1,635

TELECOM ITALIA MOBILE SPA                                      600,400                   3,495

TELECOM ITALIA SPA                                             133,330                   966

UNICREDITO ITALIANO SPA                                        910,500                   4,912

                                                                                         34,073

JAPAN - 12.9%

ACOM CO. LTD.                                                  64,100                    3,593

AIFUL CORP. (A)(C)                                             37,000                    1,730

AIWA CO. LTD.                                                  56,600                    1,403

BANK OF TOKYO-MITSUBISHI LTD.                                  63,000                    586

COMMON STOCKS - CONTINUED

                                                              SHARES                    VALUE (NOTE 1)
                                                                                        (000S)

JAPAN - CONTINUED

BANYU PHARMACEUTICAL CO. LTD.                                  145,000                  $ 2,471

BRIDGESTONE CORP.                                              56,000                    1,237

CANON, INC.                                                    279,000                   5,297

DAIWA HOUSE INDUSTRY CO. LTD.                                  117,000                   1,325

DDI CORP.                                                      1,174                     3,437

FUJI BANK LTD.                                                 347,000                   1,332

FUJI HEAVY INDUSTRIES LTD.                                     1,190,000                 5,942

FUJI PHOTO FILM CO. LTD.                                       291,000                   10,698

HITACHI MAXELL LTD.                                            249,000                   3,559

HONDA MOTOR CO. LTD.                                           307,000                   9,251

HOYA CORP.                                                     32,000                    1,375

ITO-YOKADO CO. LTD.                                            98,000                    5,737

KAO CORP.                                                      150,000                   3,048

MATSUMOTOKIYOSHI CO. LTD.                                      2,400                     91

MATSUSHITA ELECTRIC INDUSTRIAL CO. LTD.                        273,000                   4,024

MINEBEA CO. LTD.                                               275,000                   2,593

MINOLTA CO. LTD.                                               661,000                   3,341

MITSUBISHI ELECTRIC CORP.                                      897,000                   1,830

MITSUBISHI ESTATE CO. LTD.                                     398,000                   3,622

MITSUBISHI TRUST & BANKING CORP.                               207,000                   1,403

MITSUI FUDOSAN CO. LTD.                                        177,000                   1,179

NGK INSULATORS LTD.                                            98,000                    1,093

NICHICON CORP.                                                 54,000                    588

NIPPON TELEGRAPH & TELEPHONE CORP.                             701                       5,504

NOMURA SECURITIES CO. LTD.                                     612,000                   4,637

NTT MOBILE COMMUNICATION NETWORK, INC. (A)(C)                  162                       5,872

OMRON CORP.                                                    199,000                   1,953

ORIX CORP. (A)                                                 99,600                    7,160

OSAKA GAS CO. LTD.                                             219,000                   705

PARIS MIKI, INC.                                               5,600                     94

ROHM CO. LTD.                                                  56,000                    4,966

SANKYO CO. LTD.                                                80,000                    1,811

SECOM LTD.                                                     10,000                    745

SEKISUI HOUSE LTD.                                             172,000                   1,719

SHARP CORP.                                                    384,000                   2,909

SHIN-ETSU CHEMICAL CO. LTD.                                    57,000                    1,139

SHOHKOH FUND & CO. LTD.                                        4,100                     1,251

SONY CORP.                                                     71,200                    4,688

SUMITOMO REALTY & DEVELOPMENT CO. LTD. (A)                     584,000                   1,755

TAKEDA CHEMICAL INDUSTRIES LTD.                                412,000                   13,444

COMMON STOCKS - CONTINUED

                                                              SHARES                    VALUE (NOTE 1)
                                                                                        (000S)

JAPAN - CONTINUED

TAKEFUJI CORP.                                                 45,500                   $ 2,433

TAKEFUJI CORP. (C)                                             32,700                    1,748

TERUMO CORP.                                                   85,000                    1,793

THK CO. LTD.                                                   229,300                   2,369

TOKIO MARINE & FIRE INSURANCE CO. LTD. (THE)                   96,000                    1,095

TOKYO ELECTRON LTD.                                            49,000                    1,599

TOKYO GAS CO. LTD.                                             232,000                   597

TOYOTA MOTOR CORP.                                             59,000                    1,422

UNIFIED-CHARM CORP.                                            46,200                    2,108

YAMANOUCHI PHARMACEUTICAL CO. LTD.                             87,000                    2,502

                                                                                         159,803

LUXEMBOURG - 0.1%

STOLT COMEX SEAWAY SA                                          63,500                    810

MALAYSIA - 0.0%

MALAYAN BANKING BHD                                            34,000                    33

ORIENTAL HOLDINGS BHD                                          686,800                   573

                                                                                         606

MEXICO - 1.1%

BANACCI SA DE CV CLASS B (A)                                   753,000                   788

ELEKTRA SA DE CV UNIT                                          341,200                   152

GRUPO FINANCIERO BANCOMER SA DE CV CLASS B                     17,048,000                3,498

TELEFONOS DE MEXICO SA DE CV SPONSORED ADR REPRESENTING        165,300                   8,730
CLASS L SHARES

                                                                                         13,168

NETHERLANDS - 7.6%

ABN AMRO HOLDING NV                                            137,100                   2,571

AHOLD NV                                                       237,953                   7,916

AKZO NOBEL NV                                                  269,300                   10,474

AKZO NOBEL NV ADR                                              1,000                     40

ELSEVIER NV                                                    77,700                    1,095

FORTIS AMEV NV                                                 24,000                    1,560

ING GROEP NV                                                   280,708                   13,594

KONINKLIJKE KPN NV                                             84,200                    3,275

LAURUS NV                                                      20,720                    522

NUTRECO HOLDING NV                                             60,604                    2,062

COMMON STOCKS - CONTINUED

                                                              SHARES                    VALUE (NOTE 1)
                                                                                        (000S)

NETHERLANDS - CONTINUED

PHILIPS ELECTRONICS NV (BEARER)                                248,100                  $ 13,614

ROYAL DUTCH PETROLEUM CO.:

(HAGUE REGISTRY)                                               268,800                   13,238

(NY REGISTRY GILDER 1.25)                                      1,000                     49

TNT POST GROUP NV                                              50,200                    1,345

UNILEVER NV                                                    158,100                   11,739

UNILEVER NV (NY SHARES)                                        500                       38

VEDIOR NV                                                      193,535                   4,935

VENDEX NV CVA                                                  29,600                    753

VNU                                                            128,000                   4,430

                                                                                         93,250

NETHERLANDS ANTILLES - 0.1%

SCHLUMBERGER LTD.                                              21,500                    1,129

NORWAY - 0.2%

NCL HOLDINGS AS (A)                                            1,029,633                 2,691

PORTUGAL - 0.4%

BANCO PINTO & SOTTO MAYOR SA                                   117,600                   2,257

ELECTRICIDADE DE PORTUGAL SA                                   76,900                    1,936

PORTUGAL TELECOM SA                                            11,000                    522

TELECEL COMUNICACOES PESSOAIS SA                               4,500                     830

                                                                                         5,545

RUSSIA - 0.1%

VIMPEL COMMUNICATIONS SPONSORED ADR (A)                        66,600                    783

SOUTH AFRICA - 0.0%

ABSA GROUP LTD.                                                60,300                    330

SPAIN - 2.7%

BANCO BILBAO VIZCAYA SA (REG.)                                 453,900                   6,129

BANCO SANTANDER SA                                             104,910                   1,924

CORPORACION MAPFRE COMPANIA INTERNACIONAL DE REASEGUROS        29,300                    775
SA (REG.)

IBERDROLA SA                                                   100,500                   1,625

MAPFRE VIDA SA                                                 26,200                    1,041

REPSOL SA                                                      15,600                    784

TELEFONICA DE ESPANA SA                                        470,300                   21,259

TELEFONICA DE ESPANA SA SPONSORED ADR                          500                       68

                                                                                         33,605

COMMON STOCKS - CONTINUED

                                                              SHARES                    VALUE (NOTE 1)
                                                                                        (000S)

SWEDEN - 3.0%

ABB AB:

SERIES A                                                       48,600                   $ 515

SERIES B                                                       47,000                    498

ASSA ABLOY AB CLASS B                                          4,300                     172

ASTRA AB CLASS A                                               373,700                   6,136

ELECTROLUX AB                                                  119,400                   1,802

ERICSSON (L.M.) TELEFON AB:

ADR CLASS B                                                    1,500                     34

CLASS B                                                        290,700                   6,570

NORDBANKEN HOLDING AB                                          429,300                   2,580

SKANDIA FOERSAEKRINGS AB                                       323,900                   4,139

SVENSKA HANDELSBANKEN                                          114,000                   4,810

SWEDISH MATCH CO.                                              2,580,600                 9,114

VOLVO AB CLASS B                                               52,200                    1,130

                                                                                         37,500

SWITZERLAND - 6.6%

ADECCO SA (BEARER)                                             6,130                     2,449

CREDIT SUISSE GROUP (REG.)                                     51,088                    7,871

JULIUS BAER HOLDING AG                                         3,927                     12,057

NESTLE SA (REG.)                                               7,350                     15,661

NOVARTIS AG (REG.)                                             12,229                    22,065

ROCHE HOLDING AG PARTICIPATION CERTIFICATES                    200                       2,338

SWISS REINSURANCE CO. (REG.)                                   700                       1,562

SWISSCOM AG (A)                                                14,400                    4,890

UBS AG (A)                                                     42,139                    11,582

ZURICH ALLIED AG (REG.) (A)                                    1,000                     609

                                                                                         81,084

UNITED KINGDOM - 15.6%

ALLIED ZURICH PLC (A)                                          399,000                   4,744

AMEC PLC                                                       200                       1

BANK OF SCOTLAND                                               284,000                   3,086

BARCLAYS PLC                                                   131,300                   2,830

BARRATT DEVELOPMENTS PLC                                       18,800                    72

BASS PLC                                                       93,300                    1,134

BBA GROUP PLC                                                  181,945                   1,126

BOC GROUP PLC                                                  53,500                    786

BOOTS CO. PLC                                                  141,700                   2,128

BRITISH AEROSPACE PLC                                          888,824                   6,459

COMMON STOCKS - CONTINUED

                                                              SHARES                    VALUE (NOTE 1)
                                                                                        (000S)

UNITED KINGDOM - CONTINUED

BRITISH AMERICAN TOBACCO PLC                                   259,100                  $ 2,341

BRITISH PETROLEUM CO. PLC                                      730,551                   10,765

BRITISH PETROLEUM CO. PLC ADR                                  500                       44

BRITISH TELECOMMUNICATIONS PLC                                 800,400                   10,412

BTP PLC                                                        35,100                    232

CABLE & WIRELESS PLC                                           313,900                   3,522

CADBURY-SCHWEPPES PLC                                          144,300                   2,211

CARADON PLC                                                    2,255,460                 4,675

CGU PLC                                                        336,700                   5,336

COOKSON GROUP PLC                                              1,370,900                 2,869

COURTAULDS TEXTILES PLC                                        340,100                   820

DEVRO PLC                                                      6,400                     30

DIAGEO PLC                                                     116,000                   1,253

GLAXO WELLCOME PLC                                             455,300                   14,167

GLAXO WELLCOME PLC SPONSORED ADR                               1,000                     62

HAYS PLC                                                       111,800                   1,647

HSBC HOLDINGS PLC                                              111,800                   2,546

HSBC HOLDINGS PLC ORD.                                         86,100                    2,018

KINGFISHER PLC                                                 312,300                   2,743

LLOYDS TSB GROUP PLC                                           1,112,700                 13,741

MISYS PLC                                                      129,100                   906

NATIONAL GRID GROUP PLC                                        347,030                   2,377

NATIONAL WESTMINSTER BANK PLC                                  145,500                   2,458

PEARSON PLC                                                    166,900                   2,912

PILKINGTON PLC                                                 872,000                   964

PRUDENTIAL CORP. PLC                                           44,000                    572

REED INTERNATIONAL PLC                                         244,500                   2,070

RENTOKIL INITIAL PLC                                           1,666,500                 10,437

RIO TINTO PLC (REG.)                                           309,900                   3,762

ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                       153,524                   1,406

SAATCHI & SAATCHI PLC                                          1,264,200                 2,456

SCOTTISH & NEWCASTLE PLC                                       111,200                   1,356

SHELL TRANSPORT & TRADING CO. PLC:

(REG.)                                                         1,591,300                 9,744

ADR                                                            1,000                     37

SIEBE PLC                                                      1,211,500                 4,970

SMITHKLINE BEECHAM PLC                                         1,335,802                 17,027

SMITHKLINE BEECHAM PLC ADR                                     1,000                     64

SOMERFIELD PLC                                                 389,700                   2,516

TARMAC PLC                                                     564,900                   974

COMMON STOCKS - CONTINUED

                                                              SHARES                    VALUE (NOTE 1)
                                                                                        (000S)

UNITED KINGDOM - CONTINUED

TOMKINS PLC                                                    244,300                  $ 1,131

UNILEVER PLC                                                   384,800                   3,866

UNILEVER PLC ADR                                               1,000                     41

VODAFONE GROUP PLC                                             1,031,913                 13,888

WIMPEY GEORGE PLC                                              339,000                   641

WPP GROUP PLC                                                  564,400                   2,807

                                                                                         193,182

UNITED STATES OF AMERICA - 1.2%

ALUMINUM CO. OF AMERICA                                        82,300                    6,522

GLOBAL TELESYSTEMS GROUP, INC. (A)                             146,700                   5,877

NEWMONT MINING CORP.                                           29,200                    621

TRANSOCEAN OFFSHORE, INC.                                      34,000                    1,256

                                                                                         14,276

TOTAL COMMON STOCKS                                                                      1,041,220
(COST $880,908)



PREFERRED STOCKS - 2.5%



CONVERTIBLE PREFERRED STOCKS - 0.2%

AUSTRALIA - 0.2%

WBK STRYPES TRUST $3.135                      107,700              3,090

NONCONVERTIBLE PREFERRED STOCKS - 2.3%

AUSTRALIA - 0.1%

STAR CITY HOLDINGS LTD. (A)                   940,300              639

GERMANY - 0.8%

DYCKERHOFF AG                                 4,300                1,321

PORSCHE AG (NON-VTG.)                         160                  276

SAP AG (SYSTEME ANWENDUNGEN PRODUKTE)         17,400               8,589

                                                                   10,186

ITALY - 1.4%

BANCA INTESA SPA                              100                  0

PREFERRED STOCKS - CONTINUED

                                             SHARES               VALUE (NOTE 1)
                                                                  (000S)

NONCONVERTIBLE PREFERRED STOCKS - CONTINUED

ITALY - CONTINUED

TELECOM ITALIA MOBILE SPA                     1,993,700           $ 7,085

TELECOM ITALIA SPA RISP                       2,033,125            10,316

                                                                   17,401

TOTAL NONCONVERTIBLE PREFERRED STOCKS                              28,226

TOTAL PREFERRED STOCKS                                             31,316
(COST $18,871)


CLOSED-END INVESTMENT COMPANIES - 0.6%



EMERGING MARKETS - 0.1%

TEMPLETON DRAGON FUND, INC.                123,600           1,043

GERMANY - 0.3%

EMERGING GERMANY FUND, INC.                46,200            621

NEW GERMANY FUND, INC. (THE)               228,200           3,723

                                                             4,344

MULTI-NATIONAL - 0.2%

EUROPEAN WARRANT FUND, INC.                41,700            698

MORGAN STANLEY ASIA-PACIFIC FUND, INC.     117,600           823

                                                             1,521

TOTAL CLOSED-END INVESTMENT COMPANIES                        6,908
(COST $7,380)


GOVERNMENT OBLIGATIONS - 0.6%

MOODY'S RATINGS                                            PRINCIPAL
(UNAUDITED)                                                AMOUNT (000S)

ITALY - 0.2%

ITALIAN REPUBLIC 5% 6/28/01                       AA3      $ 1,190                 1,971

UNITED STATES OF AMERICA - 0.4%

U.S. TREASURY BILLS, YIELD AT DATE OF PURCHASE              5,550                  5,512
3.66% TO 4.70% 12/17/98 TO 1/7/99 (D)

TOTAL GOVERNMENT OBLIGATIONS                                                       7,483
(COST $7,470)



CASH EQUIVALENTS - 12.0%

                                       SHARES                     VALUE (NOTE 1)
                                                                  (000S)

TAXABLE CENTRAL CASH FUND (B)           147,500,738               $ 147,501
(COST $147,501)

TOTAL INVESTMENT IN SECURITIES - 100%                             $ 1,234,428
(COST $1,062,130)



FUTURES CONTRACTS

                                     EXPIRATION        UNDERLYING FACE        UNREALIZED
                                     DATE              AMOUNT AT VALUE        GAIN/(LOSS)
                                                       (000S)                 (000S)

PURCHASED

445 CAC 40 INDEX CONTRACTS (FRANCE)  DEC. 1998         $ 14,069               $ 593

50 DAX 30 INDEX CONTRACTS (GERMANY)  DEC. 1998          13,879                 45

159 FTSE 100 INDEX CONTRACTS         DEC. 1998          14,621                 723
(UNITED KINGDOM)

345 NIKKEI 225 INDEX CONTRACTS       DEC. 1998          23,624                 (522)
(JAPAN)

                                                       $ 66,193               $ 839


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENT IN SECURITIES - 5.4%

SECURITY TYPE ABBREVIATIONS
STRYPES - Structured Yield Product
  Exchangeable for
  Common Stock

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.96%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,485,000 or 1.0% of net assets.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,900,000.

MARKET SECTOR DIVERSIFICATION (UNAUDITED)
As a Percentage of Total Value of Investment in Securities

AEROSPACE & DEFENSE           0.5%

BASIC INDUSTRIES              4.1

CASH EQUIVALENTS              12.0

CLOSED-END INVESTMENT         0.6
 COMPANIES

CONSTRUCTION & REAL ESTATE    2.2

DURABLES                      5.6

ENERGY                        7.1

FINANCE                       20.9

GOVERNMENT OBLIGATIONS        0.6

HEALTH                        8.2

HOLDING COMPANIES             0.6

INDUSTRIAL MACHINERY &        5.4
 EQUIPMENT

MEDIA & LEISURE               2.2

NONDURABLES                   4.5

PRECIOUS METALS               0.5

RETAIL & WHOLESALE            2.4

SERVICES                      3.1

TECHNOLOGY                    5.4

TRANSPORTATION                0.4

UTILITIES                     13.7

                              100.0%

INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $1,066,921,000. Net unrealized appreciation aggregated $167,507,000, of which $252,095,000 related to appreciated investment securities and $84,588,000 related to depreciated investment securities.
The fund hereby designates approximately $55,025,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS                                            OCTOBER 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $1,062,130) -               $ 1,234,428
SEE ACCOMPANYING SCHEDULE

FOREIGN CURRENCY HELD AT VALUE (COST $7)                              7

RECEIVABLE FOR INVESTMENTS SOLD                                       18,509

RECEIVABLE FOR FUND SHARES SOLD                                       2,433

DIVIDENDS RECEIVABLE                                                  3,427

INTEREST RECEIVABLE                                                   621

RECEIVABLE FOR DAILY VARIATION ON FUTURE CONTRACTS                    623

OTHER RECEIVABLES                                                     1

 TOTAL ASSETS                                                         1,260,049

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 7,927

PAYABLE FOR FUND SHARES REDEEMED                             2,483

DISTRIBUTIONS PAYABLE                                        12

ACCRUED MANAGEMENT FEE                                       842

OTHER PAYABLES AND ACCRUED EXPENSES                          908

 TOTAL LIABILITIES                                                    12,172

NET ASSETS                                                           $ 1,247,877

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                      $ 1,056,963

UNDISTRIBUTED NET INVESTMENT INCOME                                   2,133

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                 15,430
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS             173,351
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                           $ 1,247,877



STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1998

CALCULATION OF MAXIMUM OFFERING PRICE                                    $16.32
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($12,460 (DIVIDED BY) 763.4 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $16.32)                   $17.32

CLASS T:                                                                 $16.48
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($1,085,736 (DIVIDED BY) 65,892 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $16.48)                   $17.08

CLASS B:                                                                 $16.08
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($58,401 (DIVIDED BY) 3,631 SHARES) A

CLASS C:                                                                 $16.37
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($14,655 (DIVIDED BY) 895 SHARES) A

INSTITUTIONAL CLASS:                                                     $16.36
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($76,625 (DIVIDED BY) 4,683 SHARES)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                             YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME                                                   $ 23,681
DIVIDENDS

INTEREST                                                             5,285

                                                                     28,966

LESS FOREIGN TAXES WITHHELD                                          (2,628)

 TOTAL INCOME                                                        26,338

EXPENSES

MANAGEMENT FEE                                            $ 9,423
BASIC FEE

 PERFORMANCE ADJUSTMENT                                    1,911

TRANSFER AGENT FEES                                        2,767

DISTRIBUTION FEES                                          6,391

ACCOUNTING FEES AND EXPENSES                               669

NON-INTERESTED TRUSTEES' COMPENSATION                      5

CUSTODIAN FEES AND EXPENSES                                710

REGISTRATION FEES                                          147

AUDIT                                                      52

LEGAL                                                      13

REPORTS TO SHAREHOLDERS                                    156

MISCELLANEOUS                                              51

 TOTAL EXPENSES BEFORE REDUCTIONS                          22,295

 EXPENSE REDUCTIONS                                        (248)     22,047

NET INVESTMENT INCOME                                                4,291

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     20,455

 FOREIGN CURRENCY TRANSACTIONS                             (311)

 FUTURES CONTRACTS                                         (2,735)   17,409

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     23,211

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              179

 FUTURES CONTRACTS                                         1,662     25,052

NET GAIN (LOSS)                                                      42,461

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                     $ 46,752
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     YEAR ENDED    YEAR ENDED
                                                         OCTOBER 31,   OCTOBER 31,
                                                         1998          1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 4,291       $ 9,334
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 17,409        84,440

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     25,052        83,254

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          46,752        177,028
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (11,326)      (10,798)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (66,913)      (42,335)

 TOTAL DISTRIBUTIONS                                      (78,239)      (53,133)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              85,339        39,574

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 53,852        163,469

NET ASSETS

 BEGINNING OF PERIOD                                      1,194,025     1,030,556

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 1,247,877   $ 1,194,025
INCOME OF $2,133 AND $10,180, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                          YEARS ENDED OCTOBER 31,

                                                       1998      1997      1996 D
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 16.89   $ 15.29   $ 14.98

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME E                                .09       .09       .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                .51       2.39      .27

 TOTAL FROM INVESTMENT OPERATIONS                       .60       2.48      .31

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.21)     (.25)     -

 FROM NET REALIZED GAIN                                 (.96)     (.63)     -

 TOTAL DISTRIBUTIONS                                    (1.17)    (.88)     -

NET ASSET VALUE, END OF PERIOD                         $ 16.32   $ 16.89   $ 15.29

TOTAL RETURN B, C                                       3.73%     16.95%    2.07%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                $ 12      $ 5       $ 1

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.55% F   1.90% F   1.16% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER           1.54% G   1.89% G   1.16% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .51%      .53%      1.74% A

PORTFOLIO TURNOVER                                      74%       70%       82%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS T
                                  YEARS ENDED OCTOBER 31,

                                  1998                     1997      1996       1995     1994

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING        $ 17.02                  $ 15.30   $ 13.92    $ 14.06  $ 12.93
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME             .06 C                    .13 C     .19 C, D   .07      .01

 NET REALIZED AND                  .52                      2.38      1.29       (.11)    1.14
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT             .58                      2.51      1.48       (.04)    1.15
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        (.16)                    (.16)     (.09)      -        -

 FROM NET REALIZED GAIN            (.96)                    (.63)     (.01)      (.02)    (.02)

 IN EXCESS OF NET REALIZED GAIN    -                        -         -          (.08)    -

 TOTAL DISTRIBUTIONS               (1.12)                   (.79)     (.10)      (.10)    (.02)

NET ASSET VALUE, END OF PERIOD    $ 16.48                  $ 17.02   $ 15.30    $ 13.92  $ 14.06

TOTAL RETURN A, B                  3.57%                    17.07%    10.69%     (.25)%   8.91%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 1,086                  $ 1,111   $ 995      $ 742    $ 654
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE       1.74%                    1.66%     1.61%      1.90%    2.12%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE       1.72% E                  1.65% E   1.60% E    1.90%    2.12%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME     .35%                     .80%      1.30%      1.01%    .05%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                 74%                      70%       82%        47%      34%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS B
                                                  YEARS ENDED OCTOBER 31,

                                           1998      1997      1996       1995 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD       $ 16.69   $ 15.06   $ 13.92    $ 13.89

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)               (.03) D   .02 D     .08 D, E   .01

 NET REALIZED AND UNREALIZED GAIN (LOSS)    .51       2.36      1.26       .02

 TOTAL FROM INVESTMENT OPERATIONS           .48       2.38      1.34       .03

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                 (.13)     (.12)     (.19)      -

 FROM NET REALIZED GAIN                     (.96)     (.63)     (.01)      -

 TOTAL DISTRIBUTIONS                        (1.09)    (.75)     (.20)      -

NET ASSET VALUE, END OF PERIOD             $ 16.08   $ 16.69   $ 15.06    $ 13.92

TOTAL RETURN B, C                           3.00%     16.41%    9.73%      .22%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)    $ 58      $ 40      $ 19       $ 3

RATIO OF EXPENSES TO AVERAGE NET ASSETS     2.30% G   2.30%     2.37%      1.97% A, G

RATIO OF EXPENSES TO AVERAGE NET ASSETS     2.29% H   2.29% H   2.37%      1.97% A
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO    (.19)%    .15%      .53%       .94% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                          74%       70%       82%        47%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31,1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS C
                                                              YEAR ENDED
                                                              OCTOBER 31,

                                                              1998 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 17.23

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                (.03)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .29

 TOTAL FROM INVESTMENT OPERATIONS                              .26

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                    (.16)

 FROM NET REALIZED GAIN                                        (.96)

 TOTAL DISTRIBUTIONS                                           (1.12)

NET ASSET VALUE, END OF PERIOD                                $ 16.37

TOTAL RETURN B, C                                              2.84%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                       $ 15

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        2.30% A, F

RATIO OF NET INVESTMENT (LOSS) INCOME TO AVERAGE NET ASSETS    (.20)% A

PORTFOLIO TURNOVER                                             74%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                       YEARS ENDED OCTOBER 31,

                                                1998      1997      1996       1995 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD            $ 16.92   $ 15.20   $ 13.97    $ 13.89

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                           .13 D     .22 D     .21 D, E   .05

 NET REALIZED AND UNREALIZED GAIN (LOSS)         .53       2.36      1.24       .03

 TOTAL FROM INVESTMENT OPERATIONS                .66       2.58      1.45       .08

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                      (.26)     (.23)     (.21)      -

 FROM NET REALIZED GAIN                          (.96)     (.63)     (.01)      -

 TOTAL DISTRIBUTIONS                             (1.22)    (.86)     (.22)      -

NET ASSET VALUE, END OF PERIOD                  $ 16.36   $ 16.92   $ 15.20    $ 13.97

TOTAL RETURN B, C                                4.11%     17.73%    10.51%     .58%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)         $ 77      $ 38      $ 16       $ 1

RATIO OF EXPENSES TO AVERAGE NET ASSETS          1.26%     1.17%     1.44%      .97% A, G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER    1.24% H   1.16% H   1.43% H    .97% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO                .76%      1.31%     1.46%      1.94% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                               74%       70%       82%        47%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity
Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock markets and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $859,645,000 and $930,283,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $108,372,000 and $47,489,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .89% of average net assets after the performance adjustment.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares, (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services.
For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO     RETAINED
          FDC         BY FDC

CLASS A   $ 21,000    $ -

CLASS T    5,793,000   62,000

CLASS B    517,000     388,000

CLASS C    60,000      60,000

         $ 6,391,000  $ 510,000

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:

CLASS A               $ 7,000

CLASS T                383,000

CLASS B                33,000

CLASS C                7,000

INSTITUTIONAL CLASS    10,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO    RETAINED
          FDC        BY FDC

CLASS A   $ 123,000  $ 42,000

CLASS T    618,000    174,000

CLASS B    124,000    124,000 *

CLASS C    4,000      4,000 *

          $ 869,000  $ 344,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF
                                    AVERAGE
                                    NET ASSETS

CLASS A                $ 28,000      .32

CLASS T                 2,490,000    .21

CLASS B                 158,000      .30

CLASS C                 16,000       .27 *

INSTITUTIONAL CLASS     75,000       .16

                       $ 2,767,000

* ANNUALIZED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $38,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               1.55%        $ 11,000

CLASS T               1.80%         -

CLASS B               2.30%         18,000

CLASS C               2.30%         12,000

INSTITUTIONAL CLASS   1.30%         -

                                   $ 41,000

Effective December 1, 1998 these expense limitations were eliminated.
5. EXPENSE REDUCTIONS - CONTINUED
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $207,000 under this arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS        YEAR ENDED OCTOBER 31,

                            1998 A                  1997

FROM NET INVESTMENT INCOME

CLASS A                     $ 68                    $ 15

CLASS T                      10,334                  10,326

CLASS B                      321                     155

CLASS C                      3                       -

INSTITUTIONAL CLASS          600                     302

TOTAL                       $ 11,326                $ 10,798

FROM NET REALIZED GAIN

CLASS A                     $ 310                   $ 38

CLASS T                      62,023                  40,659

CLASS B                      2,341                   812

CLASS C                      27                      -

INSTITUTIONAL CLASS          2,212                   826

TOTAL                       $ 66,913                $ 42,335

                            $ 78,239                $ 53,133

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                    DOLLARS

AMOUNTS IN THOUSANDS            YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,

                                1998 A       1997         1998 A       1997



CLASS A                          2,135        333         $ $35,934    $ $5,654
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    23           3            371          52

SHARES REDEEMED                  (1,691)      (82)         (28,405)     (1,418)

NET INCREASE (DECREASE)          467          254         $ 7,900      $ 4,288

CLASS T                          47,385       29,400      $ 815,252    $ 487,493
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    4,208        3,178        67,693       47,914

SHARES REDEEMED                  (50,964)     (32,358)     (879,988)    (538,266)

NET INCREASE (DECREASE)          629          220         $ 2,957      $ (2,859)

CLASS B                          2,567        1,517       $ 43,550     $ 25,441
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    153          63           2,417        931

SHARES REDEEMED                  (1,476)      (432)        (24,505)     (7,271)

NET INCREASE (DECREASE)          1,244        1,148       $ 21,462     $ 19,101

CLASS C                          1,843        -           $ 30,151     $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1            -            16           -

SHARES REDEEMED                  (949)        -            (14,817)     -

NET INCREASE (DECREASE)          895          -           $ 15,350     $ -

INSTITUTIONAL CLASS              3,622        2,508       $ 58,034     $ 41,330
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    146          68           2,327        1,019

SHARES REDEEMED                  (1,346)      (1,384)      (22,691)     (23,305)

NET INCREASE (DECREASE)          2,422        1,192       $ 37,670     $ 19,044


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998..
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:

                      REGISTRATION
                      FEES

CLASS A               $ 8,000

CLASS T                73,000

CLASS B                12,000

CLASS C                15,000

INSTITUTIONAL CLASS    39,000

                      $ 147,000

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Overseas Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Overseas Fund (a fund of Fidelity Advisor Series
VIII) at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Overseas Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 1998

DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Overseas Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

CLASS A
PAY DATE       12/8/97 12/7/98
RECORD DATE    12/5/97 12/4/98
DIVIDENDS      $0.21   $0.11
SHORT-TERM
CAPITAL GAINS  $0.34   __
LONG-TERM
CAPITAL GAINS  $0.62   $0.14
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate      55.85%  __
 20% rate      44.15%  100%


CLASS T
PAY DATE       12/8/97 12/7/98
RECORD DATE    12/5/97 12/4/98
DIVIDENDS      $0.16   $0.04
SHORT-TERM
CAPITAL GAINS  $0.34   __
LONG-TERM
CAPITAL GAINS  $0.62   $0.14
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate      55.85%  __
 20% rate      44.15%  100%


CLASS B
PAY DATE       12/8/97 12/7/98
RECORD DATE    12/5/97 12/4/98
DIVIDENDS      $0.13   __
SHORT-TERM
CAPITAL GAINS  $0.34   __
LONG-TERM
CAPITAL GAINS  $0.62   $0.14
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate      55.85%  __
 20% rate      44.15%  100%

CLASS C
PAY DATE       12/8/97 12/7/98
RECORD DATE    12/5/97 12/4/98
DIVIDENDS      $0.16   $0.06
SHORT-TERM
CAPITAL GAINS  $0.34   __
LONG-TERM
CAPITAL GAINS  $0.62   $0.14
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate      55.85%  __
 20% rate      44.15%  100%

A total of 1.32% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 1% of the dividends distributed during the fiscal year for each of Class A, Class T, Class B, and Class C qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1999 of the applicable percentages for use in preparing 1998 income tax returns.


The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows for the dividend paid December 8, 1997:

         INCOME PER SHARE  TAXES PER SHARE
Class A  $0.273            $0.031
Class T  $0.249            $0.031
Class B  $0.235            $0.031
Class C  $0.249            $0.031




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors
Fidelity International Investment Advisors (U.K.) Limited
Fidelity Investments Japan Limited
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
Richard R. Mace, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor International
Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund

OS-ANN-1298  66784
1.538536.101

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(FIDELITY_LOGO_GRAPHIC)(registered trademark)



(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

FIDELITY ADVISOR
OVERSEAS
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               6   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      9   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             10  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    23  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   32  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   42  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           43


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR OVERSEAS FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower. Prior to December 1, 1992, Fidelity Advisor Overseas Fund operated under a different investment objective. Accordingly, the fund's historical performance may not represent its current investment policies.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998        PAST 1  PAST 5  LIFE OF
                                      YEAR    YEARS   FUND

FIDELITY ADV OVERSEAS - INST CL       4.11%   47.68%  97.53%

MSCI EAFE(REGISTERED TRADEMARK)       9.89%   39.58%  76.78%

INTERNATIONAL FUNDS AVERAGE           4.07%   41.60%  N/A

CUMULATIVE TOTAL RETURNS show Institutional Class performance in percentage terms over a set period - in this case, one year, five years or since the fund started on April 23, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE Index) - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 489 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998   PAST 1  PAST 5  LIFE OF
                                 YEAR    YEARS   FUND

FIDELITY ADV OVERSEAS - INST CL  4.11%   8.11%   8.31%

MSCI EAFE                        9.89%   6.90%   6.91%

INTERNATIONAL FUNDS AVERAGE      4.07%   7.02%   N/A

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER LIFE OF FUND
             FA Overseas -CL I           MS EAFE Index (Net)
             00655                       MS001
  1990/04/23      10000.00                    10000.00
  1990/04/30       9890.00                     9870.12
  1990/05/31      10320.00                    10996.32
  1990/06/30      10840.00                    10899.46
  1990/07/31      11480.00                    11052.99
  1990/08/31      10110.00                     9979.65
  1990/09/30       9250.00                     8588.84
  1990/10/31       9550.00                     9927.15
  1990/11/30       9560.00                     9341.56
  1990/12/31       9467.28                     9492.89
  1991/01/31       9699.18                     9799.94
  1991/02/28      10132.72                    10850.48
  1991/03/31       9568.11                    10199.10
  1991/04/30       9558.02                    10299.26
  1991/05/31       9568.11                    10406.73
  1991/06/30       8852.26                     9642.03
  1991/07/31       9356.38                    10115.76
  1991/08/31       9497.53                     9910.33
  1991/09/30       9991.56                    10468.87
  1991/10/31       9860.49                    10617.27
  1991/11/30       9608.44                    10121.61
  1991/12/31      10109.05                    10644.32
  1992/01/31      10139.74                    10416.96
  1992/02/29      10375.08                    10044.12
  1992/03/31      10057.89                     9381.04
  1992/04/30      10579.71                     9425.64
  1992/05/31      11009.45                    10056.55
  1992/06/30      10835.51                     9579.54
  1992/07/31      10416.00                     9334.37
  1992/08/31      10129.51                     9919.83
  1992/09/30       9976.03                     9723.94
  1992/10/31       9280.27                     9213.87
  1992/11/30       9157.49                     9300.58
  1992/12/31       9620.40                     9348.68
  1993/01/31      10106.59                     9347.54
  1993/02/28      10323.83                     9629.89
  1993/03/31      10954.84                    10469.29
  1993/04/30      11803.09                    11462.85
  1993/05/31      12113.43                    11704.95
  1993/06/30      11782.40                    11522.33
  1993/07/31      12361.70                    11925.66
  1993/08/31      13178.91                    12569.45
  1993/09/30      13044.43                    12286.52
  1993/10/31      13375.46                    12665.16
  1993/11/30      12858.23                    11558.09
  1993/12/31      13645.20                    12392.67
  1994/01/31      14546.59                    13440.41
  1994/02/28      14349.73                    13403.18
  1994/03/31      13987.11                    12825.89
  1994/04/30      14588.03                    13370.08
  1994/05/31      14318.65                    13293.32
  1994/06/30      14204.68                    13481.18
  1994/07/31      14567.31                    13610.83
  1994/08/31      14702.00                    13933.07
  1994/09/30      14246.13                    13494.24
  1994/10/31      14567.31                    13943.59
  1994/11/30      13997.47                    13273.46
  1994/12/31      13915.13                    13356.58
  1995/01/31      13340.98                    12843.48
  1995/02/28      13372.30                    12806.62
  1995/03/31      13789.86                    13605.38
  1995/04/30      14196.98                    14117.06
  1995/05/31      14353.56                    13948.78
  1995/06/30      14457.95                    13704.16
  1995/07/31      15094.73                    14557.33
  1995/08/31      14677.17                    14002.02
  1995/09/30      14865.07                    14275.48
  1995/10/31      14583.22                    13891.75
  1995/11/30      14729.37                    14278.28
  1995/12/31      15182.32                    14853.55
  1996/01/31      15447.38                    14914.53
  1996/02/29      15479.18                    14964.95
  1996/03/31      15691.23                    15282.75
  1996/04/30      16115.31                    15727.07
  1996/05/31      16094.11                    15437.66
  1996/06/30      16200.13                    15524.55
  1996/07/31      15723.03                    15070.80
  1996/08/31      15829.05                    15103.83
  1996/09/30      16284.95                    15505.07
  1996/10/31      16115.31                    15346.41
  1996/11/30      16963.49                    15957.02
  1996/12/31      17055.42                    15751.75
  1997/01/31      17066.64                    15203.59
  1997/02/28      17447.89                    15455.97
  1997/03/31      17604.88                    15514.70
  1997/04/30      17750.65                    15600.03
  1997/05/31      18860.77                    16618.24
  1997/06/30      19858.75                    17537.23
  1997/07/31      20553.97                    17823.44
  1997/08/31      19006.54                    16494.71
  1997/09/30      20408.20                    17421.22
  1997/10/31      18972.90                    16086.58
  1997/11/30      18905.62                    15925.71
  1997/12/31      19065.21                    16067.61
  1998/01/31      19668.92                    16805.43
  1998/02/28      20779.75                    17886.86
  1998/03/31      21709.47                    18441.00
  1998/04/30      22301.10                    18590.00
  1998/05/31      22276.95                    18503.19
  1998/06/30      22047.54                    18646.59
  1998/07/31      22216.58                    18839.02
  1998/08/31      18183.79                    16508.44
  1998/09/30      18135.49                    16005.92
  1998/10/30      19729.29                    17678.06
IMATRL PRASUN   SHR__CHT 19981031 19981106 162146 R00000000000106

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Overseas Fund - Institutional Class on April 23, 1990, when the fund started. As the chart shows, by October 31, 1998, the value of the investment would have grown to $19,753 - a 97.53% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $17,678 - a 76.78% increase.

UNDERSTANDING
PERFORMANCE
Many markets around the globe
offer the potential for significant
growth over time; however,
investing in foreign markets
means assuming greater risks
than investing in the United
States. Factors like changes in
a country's financial markets,
its local political and economic
climate, and the fluctuating value
of its currency create these risks.
For these reasons an
international fund's performance
may be more volatile than a
fund that invests exclusively in
the United States. Past
performance is no guarantee of
future results and you may have
a gain or loss when you sell
your shares.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Like a white-knuckle flyer on a long
overseas flight, international
investors were tightening their seat
belts to ride out the turbulent
international equity markets over
the past year. For the 12-month
period ending October 31, 1998,
the Morgan Stanley Capital
International EAFE Index - which
measures the performance of stock
markets in Europe, Australasia and
the Far East - returned 9.89%.
European markets were the primary
contributors to this solid return.
They benefited from corporate
restructurings designed to cut costs
and improve share prices, and
from solid economic growth
prospects. France and Germany
were particularly strong
performers. On the opposite side
of the world, emerging markets in
Latin America suffered considerably.
And in large part, they had Russia
to blame. Russia's devaluation of its
currency and debt defaults caused
investors to sell off investments
considered to carry more risk, such
as emerging-market equities. Markets
in Venezuela and Brazil, already
teetering on the edge thanks to
political instability, dropped
precipitously. Currency
devaluations also continued to
plague Southeast Asian countries,
specifically Indonesia, Thailand,
Malaysia and South Korea. The
Japanese economy continued to
sink lower, as the ailing banking
sector seemed oblivious to
repeated promises - and a lack
of action - by the Japanese
government for assistance.
An interview with Richard Mace, Portfolio Manager of Fidelity Advisor Overseas Fund
Q. HOW DID THE FUND PERFORM, RICK?
A. For the 12 months that ended October 31, 1998, the fund's Institutional Class shares returned 4.11%. This lagged the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index, which returned 9.89% over the same time period. The international funds average, as tracked by Lipper Analytical Services, had a 12-month return of 4.07% as of October 31, 1998.
Q. WHY DID THE FUND UNDERPERFORM BOTH THE EAFE INDEX AND THE LIPPER
PEER GROUP?
A. A major reason was the fund's exposure both to investments in emerging-market countries as well as to companies whose businesses were negatively affected by emerging-market disruptions. The fund's exposure to emerging-market securities totaled slightly less than 4% of the fund's investments, but several of the fund's commodities and banking-related positions performed weakly. Declining demand led to lower commodity prices in general, while banks reported an increase in problematic loans stemming from stagnant economic growth. Commodity holdings that were hurt during the period included energy-related stocks Elf Aquitaine, based in France, as well as Brazil-based Petrobras and Canadian Natural Resources. Banking positions that were negatively affected included Mexican holdings Grupo Financiero Bancomer and BANACCI.
Q. YOU INCREASED THE FUND'S EXPOSURE TO UTILITIES STOCKS DURING THE PERIOD, FROM AROUND 8% TO JUST UNDER 14% OF INVESTMENTS. WHY?
A. The utilities sector - particularly the telephone utility segment - provided a number of opportunities over the past year. Companies have had to cope with a rapidly changing competitive environment as industry deregulation opened up new opportunities for expansion into new markets. I found a number of telecommunications companies in Europe and Japan that I felt were attractively valued, particularly among cellular providers. These included United Kingdom-based Vodafone
- which the fund has had a stake in for some time - Germany's Mannesmann and Spain's Telefonica. Each of these positions contributed positively to the fund's performance.
Q. WHICH OTHER STOCKS PERFORMED WELL? WHICH PROVED DISAPPOINTING?
A. European business services providers such as Britain's Rentokil and Securicor got a boost from improved business conditions, as did computer systems and software providers such as France's Cap Gemini and Atos, and Denmark's International Service Systems. In terms of disappointments, paper stocks were another commodities area hit hard by falling prices. The fund's positions in Canadian paper companies Domtar and St. Laurent Paperboard, for instance, were notable detractors.
Q. SHAREHOLDERS MAY NOTICE THAT THE FUND HOLDS SEVERAL POSITIONS IN FUTURES CONTRACTS. WHAT ROLE DO THESE INVESTMENTS PLAY IN THE PORTFOLIO?
A. While there are many different uses for futures contracts, I use them in the fund to be as fully invested in equities as possible. During periods of inconsistent cash flows, volatile financial markets or if the fund experiences a temporary cash buildup due to my selling a few stocks, the use of futures can provide a low-cost, liquid way for the fund to remain substantially invested in a diversified group of stocks.
Q. WHAT'S YOUR OUTLOOK FOR THE COMING MONTHS?
A. I'm optimistic that Europe's economies will continue to improve. As the latter months of this past period proved, though, corporate earnings must be watched carefully and a determination must be made as to whether those earnings support prevailing valuations. If earnings disappoint, more stock market corrections could become reality. It's becoming an old story, but as far as the situation in Japan goes, I'll continue to look for glimmers of economic improvement. Towards the end of the period, we began to see Japanese companies adopt a more shareholder-friendly focus. Lastly, the emerging markets still appear to be in turmoil at this point. Continuing economic and currency concerns, combined with social unrest, provide a less-than-promising outlook for a fast recuperation. Regardless, I'll keep an eye on a number of companies that have shown valuation improvements over the past few months.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

RICK MACE DISCUSSES THE
IMPACT OF THE UPCOMING
INTRODUCTION OF THE EURO:
"On January 1, 1999, 11 of the `in'
countries of the European Union
- including Germany, France,
Italy, Spain, the Netherlands,
Belgium, Austria, Finland,
Portugal, Ireland and Luxembourg
- will officially adopt the euro as
their currency. The introduction
of the euro could have the effect
of reducing the costs of doing
business throughout Europe. This
could make Europe a more
attractive place to do business
and, in turn, could heighten
interest among multinational
corporations around the world in
both owning more European
businesses and expanding their
operations in the region. In
addition, the launch of the euro
should serve to improve the
efficiency of those businesses
operating in Europe.
"In terms of the impact the euro
will have on the way I manage the
fund, it will be extremely minimal.
My stock selection process is built
on the foundation of individual
stock analysis and that has never
wavered. Rather, I'll have to get
used to the fact that a security that
was valued at 10 Deutsche marks
the week before may be worth only
five euro on January 4. We may also
see more investment opportunities
throughout Europe, as companies
could forego the traditional bank
route and go to the capital markets
to raise money for improvements."

FUND FACTS
GOAL: seeks growth of capital
primarily through investments
in foreign securities
START DATE: April 23, 1990
SIZE: as of October 31, 1998,
more than $1.2 billion
MANAGER: Richard Mace,
since 1996; joined Fidelity
in 1987
(checkmark)


INVESTMENT CHANGES





TOP FIVE STOCKS AS OF OCTOBER 31, 1998

                                          % OF FUND'S   % OF FUND'S INVESTMENTS
                                          INVESTMENTS   IN THESE STOCKS
                                                        6 MONTHS AGO

NOVARTIS AG (REG.) (SWITZERLAND,           1.8           1.8
DRUGS & PHARMACEUTICALS)

ELF AQUITAINE (FRANCE, OIL & GAS)          1.7           0.9

TELEFONICA DE ESPANA SA (SPAIN,            1.7           1.0
TELEPHONE SERVICES)

TOTAL SA CLASS B (FRANCE, OIL & GAS)       1.6           2.0

SMITHKLINE BEECHAM PLC (UNITED KINGDOM,    1.4           1.1
DRUGS & PHARMACEUTICALS)



TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1998

                                                % OF FUND'S   % OF FUND'S INVESTMENTS
                                                INVESTMENTS   IN THESE MARKET SECTORS
                                                              6 MONTHS AGO

FINANCE                                          20.9          20.1

UTILITIES                                        13.7          8.3

HEALTH                                           8.2           9.0

ENERGY                                           7.1           7.3

DURABLES                                         5.6           6.5



TOP FIVE COUNTRIES AS OF OCTOBER 31, 1998

(EXCLUDING CASH EQUIVALENTS)               % OF FUND'S   % OF FUND'S INVESTMENTS
                                           INVESTMENTS   IN THESE COUNTRIES
                                                         6 MONTHS AGO

UNITED KINGDOM                              16.8          14.9

FRANCE                                      15.0          13.5

JAPAN                                       14.8          17.1

GERMANY                                     9.0           5.5

NETHERLANDS                                 7.6           8.8


TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY,
INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES
CONTRACTS, IF APPLICABLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998  AS OF APRIL 30, 1998
ROW: 1, COL: 1, VALUE: 91.5
ROW: 1, COL: 2, VALUE: 1.5
ROW: 1, COL: 3, VALUE: 7.0
ROW: 1, COL: 1, VALUE: 92.09999999999999
ROW: 1, COL: 2, VALUE: 1.5
ROW: 1, COL: 3, VALUE: 6.4
STOCKS, CLOSED-END
INVESTMENT COMPANIES
AND EQUITY FUTURES 92.8%
FOREIGN GOVERNMENT
OBLIGATIONS 0.2%
SHORT-TERM
INVESTMENTS 7.0%

STOCKS, CLOSED-END
INVESTMENT COMPANIES
AND EQUITY FUTURES 93.5%
FOREIGN GOVERNMENT
OBLIGATIONS 0.1%
SHORT-TERM
INVESTMENTS 6.4%



INVESTMENTS OCTOBER 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



COMMON STOCKS - 84.3%

                                                              SHARES                    VALUE (NOTE 1)
                                                                                        (000S)

ARGENTINA - 0.0%

BANSUD SA CLASS B (A)                                          118,100                  $ 396

AUSTRALIA - 2.4%

AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.                     752,366                   4,293

BRAMBLES INDUSTRIES LTD.                                       31,550                    690

BROKEN HILL PROPRIETARY CO. LTD. (THE)                         272,505                   2,311

COLES MYER LTD.                                                463,300                   1,982

COMMONWEALTH BANK OF AUSTRALIA (C)                             230,500                   2,859

CSR LTD.                                                       154,400                   352

DAVID JONES LTD.                                               447,200                   454

FOSTERS BREWING GROUP LTD.                                     572,900                   1,404

NATIONAL AUSTRALIA BANK LTD.                                   98,300                    1,300

NEWS CORP. LTD.                                                310,574                   2,117

NEWS CORP. LTD.:

ADR                                                            88,700                    2,423

SPONSORED ADR (LTD. VTG.)                                      27,300                    660

RIO TINTO LTD.                                                 85,900                    1,072

SMITH (HOWARD) LTD.                                            27,100                    162

WMC LTD.                                                       1,359,954                 4,605

WOODSIDE PETROLEUM LTD.                                        246,000                   1,297

WOOLWORTHS LTD.                                                480,947                   1,689

                                                                                         29,670

AUSTRIA - 0.1%

BANK AUSTRIA AG                                                14,700                    801

BELGIUM - 0.0%

FORTIS AG                                                      700                       201

BRAZIL - 1.5%

CENTRAIS ELECTRICAS BRASILEIRAS SA                             48,058,000                1,112

COMPANIA ENERGERTICA MINAS GERAIS                              110,330,283               2,146

TELEBRAS SPONSORED ADR                                         206,600                   15,689

                                                                                         18,947

CANADA - 1.2%

ALCAN ALUMINIUM LTD.                                           25,500                    640

BCE, INC.                                                      165,500                   5,610

CANADIAN NATURAL RESOURCES LTD. (A)                            115,800                   2,026

INCO LTD.                                                      101,800                   1,092

COMMON STOCKS - CONTINUED

                                                              SHARES                    VALUE (NOTE 1)
                                                                                        (000S)

CANADA - CONTINUED

NORANDA, INC.                                                  245,500                  $ 3,628

RIO ALTO EXPLORATION LTD. (A)                                  143,000                   1,557

                                                                                         14,553

DENMARK - 0.5%

DEN DANSKE BANK GROUP AS                                       13,300                    1,808

INTERNATIONAL SERVICE SYSTEMS AS CLASS B                       22,100                    1,494

UNIDANMARK AS CLASS A                                          35,300                    2,694

                                                                                         5,996

FINLAND - 1.7%

ENSO OY CLASS R                                                172,900                   1,340

MERITA LTD. SERIES A                                           88,800                    477

OY NOKIA AB:

SERIES A                                                       156,400                   14,555

SPONSORED ADR                                                  1,000                     93

RAISIO GROUP PLC                                               48,400                    654

SAMPO INSURANCE CO. LTD.                                       33,900                    1,058

UPM-KYMMENE CORP.                                              115,200                   2,759

                                                                                         20,936

FRANCE - 13.8%

ACCOR SA                                                       30,500                    6,416

ALCATEL ALSTHOM COMPAGNIE GENERALE D'ELECTRICITE SA            123,200                   13,552

ALCATEL ALSTHOM COMPAGNIE GENERALE D'ELECTRICITE SA            1,000                     22
SPONSORED ADR

AXA SA                                                         93,690                    10,606

ATOS SA (A)                                                    15,200                    2,871

BANQUE NATIONALE DE PARIS                                      83,300                    5,284

CAP GEMINI SA                                                  33,100                    4,982

CASTORAMA DUBOIS INVESTISSEMENTS SA                            12,900                    2,304

COFLEXIP SA SPONSORED ADR                                      51,300                    2,469

COMPAGNIE DE ST. GOBAIN                                        18,700                    2,771

COMPAGNIE FINANCIERE DE PARIBAS CLASS A (REG.)                 30,400                    2,238

CREDIT COMMERCIAL DE FRANCE                                    30,000                    2,110

ELF AQUITAINE                                                  183,363                   21,270

ELF AQUITAINE SPONSORED ADR                                    1,000                     58

GROUPE DANONE                                                  24,400                    6,461

LAFARGE SA                                                     23,154                    2,371

LAGARDERE S.C.A. (REG.)                                        70,500                    2,842

COMMON STOCKS - CONTINUED

                                                              SHARES                    VALUE (NOTE 1)
                                                                                        (000S)

FRANCE - CONTINUED

MICHELIN SA (COMPAGNIE GENERALE DES ETABLISSEMENTS) CLASS B    46,851                   $ 1,934

PECHINEY SA CLASS A (A)                                        48,343                    1,664

PEUGEOT SA                                                     12,100                    2,022

RENAULT SA                                                     101,300                   4,337

RHONE-POULENC SA:

CLASS A                                                        104,205                   4,865

SPONSORED ADR CLASS A                                          1,000                     47

ROYAL CANIN SA (C)                                             5,100                     276

SANOFI SA                                                      47,945                    7,519

SCOR SA                                                        72,400                    4,158

SOCIETE GENERALE, FRANCE CLASS A                               83,900                    11,116

SUEZ LYONNAISE DES EAUX                                        23,900                    4,287

TOTAL SA:

CLASS B                                                        164,390                   19,234

SPONSORED ADR                                                  1,000                     59

UNIBAIL                                                        9,000                     1,238

UNION ASSURANCESFEDERALES SA                                   32,900                    4,122

VALEO SA                                                       24,900                    2,159

VIVENDI SA                                                     56,300                    12,878

                                                                                         170,542

GERMANY - 6.8%

ADIDAS-SALOMON AG                                              21,400                    2,523

ALLIANZ AG (REG.)                                              31,800                    10,930

BASF AG                                                        151,800                   6,460

BAYER AG                                                       112,200                   4,611

BAYERISCHE HYPO-UND VEREINSBANK                                81,400                    6,449

BAYERISCHE MOTOREN WERKE (BMW) AG                              3,600                     2,536

BHF BANK AG                                                    184,500                   7,167

CONTINENTAL GUMMI-WERKE AG                                     22,300                    593

DAIMLER-BENZ AG (A)                                            82,800                    6,527

DEUTSCHE LUFTHANSA AG (REG.)                                   110,300                   2,407

DEUTSCHE TELEKOM AG                                            193,000                   5,230

DRESDNER BANK AG                                               38,500                    1,501

HOECHST AG                                                     47,700                    2,011

HOLZMANN (PHILLIP) AG (A)                                      1,200                     122

MANNESMANN AG                                                  125,620                   12,403

SCHERING AG                                                    7,000                     819

SIEMENS AG                                                     61,600                    3,799

COMMON STOCKS - CONTINUED

                                                              SHARES                    VALUE (NOTE 1)
                                                                                        (000S)

GERMANY - CONTINUED

VEBA AG                                                        44,100                   $ 2,450

VIAG AG                                                        7,300                     4,939

                                                                                         83,477

HONG KONG - 0.6%

CLP HOLDINGS LTD.                                              248,000                   1,393

DAIRY FARM INTERNATIONAL HOLDINGS LTD.                         879,000                   1,081

HONG KONG & CHINA GAS CO. LTD.                                 180,000                   256

JOHNSON ELECTRIC HOLDINGS LTD.                                 1,334,000                 3,101

LI & FUNG LTD.                                                 92,000                    144

SUN HUNG KAI PROPERTIES LTD.                                   86,000                    600

VTECH HOLDINGS LTD.                                            313,000                   1,174

                                                                                         7,749

IRELAND - 1.3%

BANK OF IRELAND, INC.                                          401,010                   7,336

CRH PLC                                                        102,700                   1,476

ELAN CORP. PLC ADR (A)                                         46,600                    3,265

IRISH LIFE PLC                                                 268,200                   2,380

SMURFIT (JEFFERSON) GROUP PLC                                  1,021,500                 1,660

                                                                                         16,117

ITALY - 2.8%

ASSICURAZIONI GENERALI SPA                                     324,300                   11,587

BANCA COMMERCIALE ITALIANA SPA                                 166,700                   1,032

BANCA DI ROMA (A)                                              3,140,300                 5,487

ENI SPA SPONSORED ADR                                          235,400                   1,406

FINMECCANICA SPA (A)                                           1,143,400                 903

ISTITUTO BANCARIO SAN PAOLO                                    178,100                   2,650

ISTITUTO NAZIONALE DELLE ASSICURAZIONI SPA                     590,100                   1,635

TELECOM ITALIA MOBILE SPA                                      600,400                   3,495

TELECOM ITALIA SPA                                             133,330                   966

UNICREDITO ITALIANO SPA                                        910,500                   4,912

                                                                                         34,073

JAPAN - 12.9%

ACOM CO. LTD.                                                  64,100                    3,593

AIFUL CORP. (A)(C)                                             37,000                    1,730

AIWA CO. LTD.                                                  56,600                    1,403

BANK OF TOKYO-MITSUBISHI LTD.                                  63,000                    586

COMMON STOCKS - CONTINUED

                                                              SHARES                    VALUE (NOTE 1)
                                                                                        (000S)

JAPAN - CONTINUED

BANYU PHARMACEUTICAL CO. LTD.                                  145,000                  $ 2,471

BRIDGESTONE CORP.                                              56,000                    1,237

CANON, INC.                                                    279,000                   5,297

DAIWA HOUSE INDUSTRY CO. LTD.                                  117,000                   1,325

DDI CORP.                                                      1,174                     3,437

FUJI BANK LTD.                                                 347,000                   1,332

FUJI HEAVY INDUSTRIES LTD.                                     1,190,000                 5,942

FUJI PHOTO FILM CO. LTD.                                       291,000                   10,698

HITACHI MAXELL LTD.                                            249,000                   3,559

HONDA MOTOR CO. LTD.                                           307,000                   9,251

HOYA CORP.                                                     32,000                    1,375

ITO-YOKADO CO. LTD.                                            98,000                    5,737

KAO CORP.                                                      150,000                   3,048

MATSUMOTOKIYOSHI CO. LTD.                                      2,400                     91

MATSUSHITA ELECTRIC INDUSTRIAL CO. LTD.                        273,000                   4,024

MINEBEA CO. LTD.                                               275,000                   2,593

MINOLTA CO. LTD.                                               661,000                   3,341

MITSUBISHI ELECTRIC CORP.                                      897,000                   1,830

MITSUBISHI ESTATE CO. LTD.                                     398,000                   3,622

MITSUBISHI TRUST & BANKING CORP.                               207,000                   1,403

MITSUI FUDOSAN CO. LTD.                                        177,000                   1,179

NGK INSULATORS LTD.                                            98,000                    1,093

NICHICON CORP.                                                 54,000                    588

NIPPON TELEGRAPH & TELEPHONE CORP.                             701                       5,504

NOMURA SECURITIES CO. LTD.                                     612,000                   4,637

NTT MOBILE COMMUNICATION NETWORK, INC. (A)(C)                  162                       5,872

OMRON CORP.                                                    199,000                   1,953

ORIX CORP. (A)                                                 99,600                    7,160

OSAKA GAS CO. LTD.                                             219,000                   705

PARIS MIKI, INC.                                               5,600                     94

ROHM CO. LTD.                                                  56,000                    4,966

SANKYO CO. LTD.                                                80,000                    1,811

SECOM LTD.                                                     10,000                    745

SEKISUI HOUSE LTD.                                             172,000                   1,719

SHARP CORP.                                                    384,000                   2,909

SHIN-ETSU CHEMICAL CO. LTD.                                    57,000                    1,139

SHOHKOH FUND & CO. LTD.                                        4,100                     1,251

SONY CORP.                                                     71,200                    4,688

SUMITOMO REALTY & DEVELOPMENT CO. LTD. (A)                     584,000                   1,755

TAKEDA CHEMICAL INDUSTRIES LTD.                                412,000                   13,444

COMMON STOCKS - CONTINUED

                                                              SHARES                    VALUE (NOTE 1)
                                                                                        (000S)

JAPAN - CONTINUED

TAKEFUJI CORP.                                                 45,500                   $ 2,433

TAKEFUJI CORP. (C)                                             32,700                    1,748

TERUMO CORP.                                                   85,000                    1,793

THK CO. LTD.                                                   229,300                   2,369

TOKIO MARINE & FIRE INSURANCE CO. LTD. (THE)                   96,000                    1,095

TOKYO ELECTRON LTD.                                            49,000                    1,599

TOKYO GAS CO. LTD.                                             232,000                   597

TOYOTA MOTOR CORP.                                             59,000                    1,422

UNIFIED-CHARM CORP.                                            46,200                    2,108

YAMANOUCHI PHARMACEUTICAL CO. LTD.                             87,000                    2,502

                                                                                         159,803

LUXEMBOURG - 0.1%

STOLT COMEX SEAWAY SA                                          63,500                    810

MALAYSIA - 0.0%

MALAYAN BANKING BHD                                            34,000                    33

ORIENTAL HOLDINGS BHD                                          686,800                   573

                                                                                         606

MEXICO - 1.1%

BANACCI SA DE CV CLASS B (A)                                   753,000                   788

ELEKTRA SA DE CV UNIT                                          341,200                   152

GRUPO FINANCIERO BANCOMER SA DE CV CLASS B                     17,048,000                3,498

TELEFONOS DE MEXICO SA DE CV SPONSORED ADR REPRESENTING        165,300                   8,730
CLASS L SHARES

                                                                                         13,168

NETHERLANDS - 7.6%

ABN AMRO HOLDING NV                                            137,100                   2,571

AHOLD NV                                                       237,953                   7,916

AKZO NOBEL NV                                                  269,300                   10,474

AKZO NOBEL NV ADR                                              1,000                     40

ELSEVIER NV                                                    77,700                    1,095

FORTIS AMEV NV                                                 24,000                    1,560

ING GROEP NV                                                   280,708                   13,594

KONINKLIJKE KPN NV                                             84,200                    3,275

LAURUS NV                                                      20,720                    522

NUTRECO HOLDING NV                                             60,604                    2,062

COMMON STOCKS - CONTINUED

                                                              SHARES                    VALUE (NOTE 1)
                                                                                        (000S)

NETHERLANDS - CONTINUED

PHILIPS ELECTRONICS NV (BEARER)                                248,100                  $ 13,614

ROYAL DUTCH PETROLEUM CO.:

(HAGUE REGISTRY)                                               268,800                   13,238

(NY REGISTRY GILDER 1.25)                                      1,000                     49

TNT POST GROUP NV                                              50,200                    1,345

UNILEVER NV                                                    158,100                   11,739

UNILEVER NV (NY SHARES)                                        500                       38

VEDIOR NV                                                      193,535                   4,935

VENDEX NV CVA                                                  29,600                    753

VNU                                                            128,000                   4,430

                                                                                         93,250

NETHERLANDS ANTILLES - 0.1%

SCHLUMBERGER LTD.                                              21,500                    1,129

NORWAY - 0.2%

NCL HOLDINGS AS (A)                                            1,029,633                 2,691

PORTUGAL - 0.4%

BANCO PINTO & SOTTO MAYOR SA                                   117,600                   2,257

ELECTRICIDADE DE PORTUGAL SA                                   76,900                    1,936

PORTUGAL TELECOM SA                                            11,000                    522

TELECEL COMUNICACOES PESSOAIS SA                               4,500                     830

                                                                                         5,545

RUSSIA - 0.1%

VIMPEL COMMUNICATIONS SPONSORED ADR (A)                        66,600                    783

SOUTH AFRICA - 0.0%

ABSA GROUP LTD.                                                60,300                    330

SPAIN - 2.7%

BANCO BILBAO VIZCAYA SA (REG.)                                 453,900                   6,129

BANCO SANTANDER SA                                             104,910                   1,924

CORPORACION MAPFRE COMPANIA INTERNACIONAL DE REASEGUROS        29,300                    775
SA (REG.)

IBERDROLA SA                                                   100,500                   1,625

MAPFRE VIDA SA                                                 26,200                    1,041

REPSOL SA                                                      15,600                    784

TELEFONICA DE ESPANA SA                                        470,300                   21,259

TELEFONICA DE ESPANA SA SPONSORED ADR                          500                       68

                                                                                         33,605

COMMON STOCKS - CONTINUED

                                                              SHARES                    VALUE (NOTE 1)
                                                                                        (000S)

SWEDEN - 3.0%

ABB AB:

SERIES A                                                       48,600                   $ 515

SERIES B                                                       47,000                    498

ASSA ABLOY AB CLASS B                                          4,300                     172

ASTRA AB CLASS A                                               373,700                   6,136

ELECTROLUX AB                                                  119,400                   1,802

ERICSSON (L.M.) TELEFON AB:

ADR CLASS B                                                    1,500                     34

CLASS B                                                        290,700                   6,570

NORDBANKEN HOLDING AB                                          429,300                   2,580

SKANDIA FOERSAEKRINGS AB                                       323,900                   4,139

SVENSKA HANDELSBANKEN                                          114,000                   4,810

SWEDISH MATCH CO.                                              2,580,600                 9,114

VOLVO AB CLASS B                                               52,200                    1,130

                                                                                         37,500

SWITZERLAND - 6.6%

ADECCO SA (BEARER)                                             6,130                     2,449

CREDIT SUISSE GROUP (REG.)                                     51,088                    7,871

JULIUS BAER HOLDING AG                                         3,927                     12,057

NESTLE SA (REG.)                                               7,350                     15,661

NOVARTIS AG (REG.)                                             12,229                    22,065

ROCHE HOLDING AG PARTICIPATION CERTIFICATES                    200                       2,338

SWISS REINSURANCE CO. (REG.)                                   700                       1,562

SWISSCOM AG (A)                                                14,400                    4,890

UBS AG (A)                                                     42,139                    11,582

ZURICH ALLIED AG (REG.) (A)                                    1,000                     609

                                                                                         81,084

UNITED KINGDOM - 15.6%

ALLIED ZURICH PLC (A)                                          399,000                   4,744

AMEC PLC                                                       200                       1

BANK OF SCOTLAND                                               284,000                   3,086

BARCLAYS PLC                                                   131,300                   2,830

BARRATT DEVELOPMENTS PLC                                       18,800                    72

BASS PLC                                                       93,300                    1,134

BBA GROUP PLC                                                  181,945                   1,126

BOC GROUP PLC                                                  53,500                    786

BOOTS CO. PLC                                                  141,700                   2,128

BRITISH AEROSPACE PLC                                          888,824                   6,459

COMMON STOCKS - CONTINUED

                                                              SHARES                    VALUE (NOTE 1)
                                                                                        (000S)

UNITED KINGDOM - CONTINUED

BRITISH AMERICAN TOBACCO PLC                                   259,100                  $ 2,341

BRITISH PETROLEUM CO. PLC                                      730,551                   10,765

BRITISH PETROLEUM CO. PLC ADR                                  500                       44

BRITISH TELECOMMUNICATIONS PLC                                 800,400                   10,412

BTP PLC                                                        35,100                    232

CABLE & WIRELESS PLC                                           313,900                   3,522

CADBURY-SCHWEPPES PLC                                          144,300                   2,211

CARADON PLC                                                    2,255,460                 4,675

CGU PLC                                                        336,700                   5,336

COOKSON GROUP PLC                                              1,370,900                 2,869

COURTAULDS TEXTILES PLC                                        340,100                   820

DEVRO PLC                                                      6,400                     30

DIAGEO PLC                                                     116,000                   1,253

GLAXO WELLCOME PLC                                             455,300                   14,167

GLAXO WELLCOME PLC SPONSORED ADR                               1,000                     62

HAYS PLC                                                       111,800                   1,647

HSBC HOLDINGS PLC                                              111,800                   2,546

HSBC HOLDINGS PLC ORD.                                         86,100                    2,018

KINGFISHER PLC                                                 312,300                   2,743

LLOYDS TSB GROUP PLC                                           1,112,700                 13,741

MISYS PLC                                                      129,100                   906

NATIONAL GRID GROUP PLC                                        347,030                   2,377

NATIONAL WESTMINSTER BANK PLC                                  145,500                   2,458

PEARSON PLC                                                    166,900                   2,912

PILKINGTON PLC                                                 872,000                   964

PRUDENTIAL CORP. PLC                                           44,000                    572

REED INTERNATIONAL PLC                                         244,500                   2,070

RENTOKIL INITIAL PLC                                           1,666,500                 10,437

RIO TINTO PLC (REG.)                                           309,900                   3,762

ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                       153,524                   1,406

SAATCHI & SAATCHI PLC                                          1,264,200                 2,456

SCOTTISH & NEWCASTLE PLC                                       111,200                   1,356

SHELL TRANSPORT & TRADING CO. PLC:

(REG.)                                                         1,591,300                 9,744

ADR                                                            1,000                     37

SIEBE PLC                                                      1,211,500                 4,970

SMITHKLINE BEECHAM PLC                                         1,335,802                 17,027

SMITHKLINE BEECHAM PLC ADR                                     1,000                     64

SOMERFIELD PLC                                                 389,700                   2,516

TARMAC PLC                                                     564,900                   974

COMMON STOCKS - CONTINUED

                                                              SHARES                    VALUE (NOTE 1)
                                                                                        (000S)

UNITED KINGDOM - CONTINUED

TOMKINS PLC                                                    244,300                  $ 1,131

UNILEVER PLC                                                   384,800                   3,866

UNILEVER PLC ADR                                               1,000                     41

VODAFONE GROUP PLC                                             1,031,913                 13,888

WIMPEY GEORGE PLC                                              339,000                   641

WPP GROUP PLC                                                  564,400                   2,807

                                                                                         193,182

UNITED STATES OF AMERICA - 1.2%

ALUMINUM CO. OF AMERICA                                        82,300                    6,522

GLOBAL TELESYSTEMS GROUP, INC. (A)                             146,700                   5,877

NEWMONT MINING CORP.                                           29,200                    621

TRANSOCEAN OFFSHORE, INC.                                      34,000                    1,256

                                                                                         14,276

TOTAL COMMON STOCKS                                                                      1,041,220
(COST $880,908)



PREFERRED STOCKS - 2.5%



CONVERTIBLE PREFERRED STOCKS - 0.2%

AUSTRALIA - 0.2%

WBK STRYPES TRUST $3.135                      107,700              3,090

NONCONVERTIBLE PREFERRED STOCKS - 2.3%

AUSTRALIA - 0.1%

STAR CITY HOLDINGS LTD. (A)                   940,300              639

GERMANY - 0.8%

DYCKERHOFF AG                                 4,300                1,321

PORSCHE AG (NON-VTG.)                         160                  276

SAP AG (SYSTEME ANWENDUNGEN PRODUKTE)         17,400               8,589

                                                                   10,186

ITALY - 1.4%

BANCA INTESA SPA                              100                  0

PREFERRED STOCKS - CONTINUED

                                             SHARES               VALUE (NOTE 1)
                                                                  (000S)

NONCONVERTIBLE PREFERRED STOCKS - CONTINUED

ITALY - CONTINUED

TELECOM ITALIA MOBILE SPA                     1,993,700           $ 7,085

TELECOM ITALIA SPA RISP                       2,033,125            10,316

                                                                   17,401

TOTAL NONCONVERTIBLE PREFERRED STOCKS                              28,226

TOTAL PREFERRED STOCKS                                             31,316
(COST $18,871)


CLOSED-END INVESTMENT COMPANIES - 0.6%



EMERGING MARKETS - 0.1%

TEMPLETON DRAGON FUND, INC.                123,600           1,043

GERMANY - 0.3%

EMERGING GERMANY FUND, INC.                46,200            621

NEW GERMANY FUND, INC. (THE)               228,200           3,723

                                                             4,344

MULTI-NATIONAL - 0.2%

EUROPEAN WARRANT FUND, INC.                41,700            698

MORGAN STANLEY ASIA-PACIFIC FUND, INC.     117,600           823

                                                             1,521

TOTAL CLOSED-END INVESTMENT COMPANIES                        6,908
(COST $7,380)


GOVERNMENT OBLIGATIONS - 0.6%

MOODY'S RATINGS                                            PRINCIPAL
(UNAUDITED)                                                AMOUNT (000S)

ITALY - 0.2%

ITALIAN REPUBLIC 5% 6/28/01                       AA3      $ 1,190                 1,971

UNITED STATES OF AMERICA - 0.4%

U.S. TREASURY BILLS, YIELD AT DATE OF PURCHASE              5,550                  5,512
3.66% TO 4.70% 12/17/98 TO 1/7/99 (D)

TOTAL GOVERNMENT OBLIGATIONS                                                       7,483
(COST $7,470)



CASH EQUIVALENTS - 12.0%

                                       SHARES                     VALUE (NOTE 1)
                                                                  (000S)

TAXABLE CENTRAL CASH FUND (B)           147,500,738               $ 147,501
(COST $147,501)

TOTAL INVESTMENT IN SECURITIES - 100%                             $ 1,234,428
(COST $1,062,130)



FUTURES CONTRACTS

                                     EXPIRATION        UNDERLYING FACE        UNREALIZED
                                     DATE              AMOUNT AT VALUE        GAIN/(LOSS)
                                                       (000S)                 (000S)

PURCHASED

445 CAC 40 INDEX CONTRACTS (FRANCE)  DEC. 1998         $ 14,069               $ 593

50 DAX 30 INDEX CONTRACTS (GERMANY)  DEC. 1998          13,879                 45

159 FTSE 100 INDEX CONTRACTS         DEC. 1998          14,621                 723
(UNITED KINGDOM)

345 NIKKEI 225 INDEX CONTRACTS       DEC. 1998          23,624                 (522)
(JAPAN)

                                                       $ 66,193               $ 839


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL
INVESTMENT IN SECURITIES - 5.4%

SECURITY TYPE ABBREVIATIONS
STRYPES - Structured Yield Product
  Exchangeable for
  Common Stock
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.96%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,485,000 or 1.0% of net assets.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,900,000.

MARKET SECTOR DIVERSIFICATION (UNAUDITED)
As a Percentage of Total Value of Investment in Securities

AEROSPACE & DEFENSE           0.5%

BASIC INDUSTRIES              4.1

CASH EQUIVALENTS              12.0

CLOSED-END INVESTMENT         0.6
 COMPANIES

CONSTRUCTION & REAL ESTATE    2.2

DURABLES                      5.6

ENERGY                        7.1

FINANCE                       20.9

GOVERNMENT OBLIGATIONS        0.6

HEALTH                        8.2

HOLDING COMPANIES             0.6

INDUSTRIAL MACHINERY &        5.4
 EQUIPMENT

MEDIA & LEISURE               2.2

NONDURABLES                   4.5

PRECIOUS METALS               0.5

RETAIL & WHOLESALE            2.4

SERVICES                      3.1

TECHNOLOGY                    5.4

TRANSPORTATION                0.4

UTILITIES                     13.7

                              100.0%

INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $1,066,921,000. Net unrealized appreciation aggregated $167,507,000, of which $252,095,000 related to appreciated investment securities and $84,588,000 related to depreciated investment securities.
The fund hereby designates approximately $55,025,000 as a capital gain dividend for the purpose of the dividend paid deduction.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS                                            OCTOBER 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $1,062,130) -               $ 1,234,428
SEE ACCOMPANYING SCHEDULE

FOREIGN CURRENCY HELD AT VALUE (COST $7)                              7

RECEIVABLE FOR INVESTMENTS SOLD                                       18,509

RECEIVABLE FOR FUND SHARES SOLD                                       2,433

DIVIDENDS RECEIVABLE                                                  3,427

INTEREST RECEIVABLE                                                   621

RECEIVABLE FOR DAILY VARIATION ON FUTURE CONTRACTS                    623

OTHER RECEIVABLES                                                     1

 TOTAL ASSETS                                                         1,260,049

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 7,927

PAYABLE FOR FUND SHARES REDEEMED                             2,483

DISTRIBUTIONS PAYABLE                                        12

ACCRUED MANAGEMENT FEE                                       842

OTHER PAYABLES AND ACCRUED EXPENSES                          908

 TOTAL LIABILITIES                                                    12,172

NET ASSETS                                                           $ 1,247,877

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                      $ 1,056,963

UNDISTRIBUTED NET INVESTMENT INCOME                                   2,133

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                 15,430
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS             173,351
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS                                                           $ 1,247,877



STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) OCTOBER 31, 1998

CALCULATION OF MAXIMUM OFFERING PRICE                                    $16.32
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($12,460 (DIVIDED BY) 763.4 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/94.25 OF $16.32)                   $17.32

CLASS T:                                                                 $16.48
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($1,085,736 (DIVIDED BY) 65,892 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $16.48)                   $17.08

CLASS B:                                                                 $16.08
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($58,401 (DIVIDED BY) 3,631 SHARES) A

CLASS C:                                                                 $16.37
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($14,655 (DIVIDED BY) 895 SHARES) A

INSTITUTIONAL CLASS:                                                     $16.36
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($76,625 (DIVIDED BY) 4,683 SHARES)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                             YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME                                                   $ 23,681
DIVIDENDS

INTEREST                                                             5,285

                                                                     28,966

LESS FOREIGN TAXES WITHHELD                                          (2,628)

 TOTAL INCOME                                                        26,338

EXPENSES

MANAGEMENT FEE                                            $ 9,423
BASIC FEE

 PERFORMANCE ADJUSTMENT                                    1,911

TRANSFER AGENT FEES                                        2,767

DISTRIBUTION FEES                                          6,391

ACCOUNTING FEES AND EXPENSES                               669

NON-INTERESTED TRUSTEES' COMPENSATION                      5

CUSTODIAN FEES AND EXPENSES                                710

REGISTRATION FEES                                          147

AUDIT                                                      52

LEGAL                                                      13

REPORTS TO SHAREHOLDERS                                    156

MISCELLANEOUS                                              51

 TOTAL EXPENSES BEFORE REDUCTIONS                          22,295

 EXPENSE REDUCTIONS                                        (248)     22,047

NET INVESTMENT INCOME                                                4,291

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     20,455

 FOREIGN CURRENCY TRANSACTIONS                             (311)

 FUTURES CONTRACTS                                         (2,735)   17,409

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     23,211

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              179

 FUTURES CONTRACTS                                         1,662     25,052

NET GAIN (LOSS)                                                      42,461

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                     $ 46,752
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     YEAR ENDED    YEAR ENDED
                                                         OCTOBER 31,   OCTOBER 31,
                                                         1998          1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 4,291       $ 9,334
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 17,409        84,440

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     25,052        83,254

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          46,752        177,028
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (11,326)      (10,798)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (66,913)      (42,335)

 TOTAL DISTRIBUTIONS                                      (78,239)      (53,133)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)              85,339        39,574

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 53,852        163,469

NET ASSETS

 BEGINNING OF PERIOD                                      1,194,025     1,030,556

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 1,247,877   $ 1,194,025
INCOME OF $2,133 AND $10,180, RESPECTIVELY)




FINANCIAL HIGHLIGHTS - CLASS A
                                                          YEARS ENDED OCTOBER 31,

                                                       1998      1997      1996 D
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                   $ 16.89   $ 15.29   $ 14.98

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME E                                .09       .09       .04

 NET REALIZED AND UNREALIZED GAIN (LOSS)                .51       2.39      .27

 TOTAL FROM INVESTMENT OPERATIONS                       .60       2.48      .31

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                             (.21)     (.25)     -

 FROM NET REALIZED GAIN                                 (.96)     (.63)     -

 TOTAL DISTRIBUTIONS                                    (1.17)    (.88)     -

NET ASSET VALUE, END OF PERIOD                         $ 16.32   $ 16.89   $ 15.29

TOTAL RETURN B, C                                       3.73%     16.95%    2.07%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                $ 12      $ 5       $ 1

RATIO OF EXPENSES TO AVERAGE NET ASSETS                 1.55% F   1.90% F   1.16% A, F

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER           1.54% G   1.89% G   1.16% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS    .51%      .53%      1.74% A

PORTFOLIO TURNOVER                                      74%       70%       82%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
E NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS T
                                  YEARS ENDED OCTOBER 31,

                                  1998                     1997      1996       1995     1994

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING        $ 17.02                  $ 15.30   $ 13.92    $ 14.06  $ 12.93
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME             .06 C                    .13 C     .19 C, D   .07      .01

 NET REALIZED AND                  .52                      2.38      1.29       (.11)    1.14
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT             .58                      2.51      1.48       (.04)    1.15
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME        (.16)                    (.16)     (.09)      -        -

 FROM NET REALIZED GAIN            (.96)                    (.63)     (.01)      (.02)    (.02)

 IN EXCESS OF NET REALIZED GAIN    -                        -         -          (.08)    -

 TOTAL DISTRIBUTIONS               (1.12)                   (.79)     (.10)      (.10)    (.02)

NET ASSET VALUE, END OF PERIOD    $ 16.48                  $ 17.02   $ 15.30    $ 13.92  $ 14.06

TOTAL RETURN A, B                  3.57%                    17.07%    10.69%     (.25)%   8.91%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD         $ 1,086                  $ 1,111   $ 995      $ 742    $ 654
(IN MILLIONS)

RATIO OF EXPENSES TO AVERAGE       1.74%                    1.66%     1.61%      1.90%    2.12%
NET ASSETS

RATIO OF EXPENSES TO AVERAGE       1.72% E                  1.65% E   1.60% E    1.90%    2.12%
NET ASSETS AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT INCOME     .35%                     .80%      1.30%      1.01%    .05%
TO AVERAGE NET ASSETS

PORTFOLIO TURNOVER                 74%                      70%       82%        47%      34%


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - CLASS B
                                                  YEARS ENDED OCTOBER 31,

                                           1998      1997      1996       1995 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD       $ 16.69   $ 15.06   $ 13.92    $ 13.89

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS)               (.03) D   .02 D     .08 D, E   .01

 NET REALIZED AND UNREALIZED GAIN (LOSS)    .51       2.36      1.26       .02

 TOTAL FROM INVESTMENT OPERATIONS           .48       2.38      1.34       .03

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                 (.13)     (.12)     (.19)      -

 FROM NET REALIZED GAIN                     (.96)     (.63)     (.01)      -

 TOTAL DISTRIBUTIONS                        (1.09)    (.75)     (.20)      -

NET ASSET VALUE, END OF PERIOD             $ 16.08   $ 16.69   $ 15.06    $ 13.92

TOTAL RETURN B, C                           3.00%     16.41%    9.73%      .22%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)    $ 58      $ 40      $ 19       $ 3

RATIO OF EXPENSES TO AVERAGE NET ASSETS     2.30% G   2.30%     2.37%      1.97% A, G

RATIO OF EXPENSES TO AVERAGE NET ASSETS     2.29% H   2.29% H   2.37%      1.97% A
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME (LOSS) TO    (.19)%    .15%      .53%       .94% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                          74%       70%       82%        47%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31,1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - CLASS C
                                                             YEAR ENDED
                                                             OCTOBER 31,

                                                             1998 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                          $ 17.23

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME (LOSS) D                                (.03)

 NET REALIZED AND UNREALIZED GAIN (LOSS)                       .29

 TOTAL FROM INVESTMENT OPERATIONS                              .26

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                                    (.16)

 FROM NET REALIZED GAIN                                        (.96)

 TOTAL DISTRIBUTIONS                                           (1.12)

NET ASSET VALUE, END OF PERIOD                                $ 16.37

TOTAL RETURN B, C                                              2.84%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)                       $ 15

RATIO OF EXPENSES TO AVERAGE NET ASSETS                        2.30% A, F

RATIO OF NET INVESTMENT (LOSS) INCOME TO AVERAGE NET ASSETS    (.20)% A

PORTFOLIO TURNOVER                                             74%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                       YEARS ENDED OCTOBER 31,

                                                1998      1997      1996       1995 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD            $ 16.92   $ 15.20   $ 13.97    $ 13.89

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                           .13 D     .22 D     .21 D, E   .05

 NET REALIZED AND UNREALIZED GAIN (LOSS)         .53       2.36      1.24       .03

 TOTAL FROM INVESTMENT OPERATIONS                .66       2.58      1.45       .08

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                      (.26)     (.23)     (.21)      -

 FROM NET REALIZED GAIN                          (.96)     (.63)     (.01)      -

 TOTAL DISTRIBUTIONS                             (1.22)    (.86)     (.22)      -

NET ASSET VALUE, END OF PERIOD                  $ 16.36   $ 16.92   $ 15.20    $ 13.97

TOTAL RETURN B, C                                4.11%     17.73%    10.51%     .58%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (IN MILLIONS)         $ 77      $ 38      $ 16       $ 1

RATIO OF EXPENSES TO AVERAGE NET ASSETS          1.26%     1.17%     1.44%      .97% A, G

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER    1.24% H   1.16% H   1.43% H    .97% A
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO                .76%      1.31%     1.46%      1.94% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER                               74%       70%       82%        47%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.04 PER SHARE.
F FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).


NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Overseas Fund (the fund) is a fund of Fidelity
Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class C shares on November 3, 1997. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the fund's understanding of the tax rules and regulations that exist in the markets in which it invests. The fund accrues such taxes as applicable. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), non-taxable dividends, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock markets and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $859,645,000 and $930,283,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $108,372,000 and $47,489,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annual rate of .89% of average net assets after the performance adjustment.
SUB-ADVISER FEE. FMR, on behalf of the fund, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors (FIIA), and Fidelity Investments Japan Limited
(FIJ). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIA(U.K.)L). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIA(U.K.)L a fee based on costs incurred for either service.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares, (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services.
For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .25%

CLASS T    .50%

CLASS B    1.00% *

CLASS C    1.00% *

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO     RETAINED
          FDC         BY FDC

CLASS A   $ 21,000    $ -

CLASS T    5,793,000   62,000

CLASS B    517,000     388,000

CLASS C    60,000      60,000

         $ 6,391,000  $ 510,000

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:

CLASS A               $ 7,000

CLASS T                383,000

CLASS B                33,000

CLASS C                7,000

INSTITUTIONAL CLASS    10,000

SALES LOAD. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO    RETAINED
          FDC        BY FDC

CLASS A   $ 123,000  $ 42,000

CLASS T    618,000    174,000

CLASS B    124,000    124,000 *

CLASS C    4,000      4,000 *

          $ 869,000  $ 344,000

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

                       AMOUNT       % OF
                                    AVERAGE
                                    NET ASSETS

CLASS A                $ 28,000      .32

CLASS T                 2,490,000    .21

CLASS B                 158,000      .30

CLASS C                 16,000       .27 *

INSTITUTIONAL CLASS     75,000       .16

                       $ 2,767,000

* ANNUALIZED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $38,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               1.55%        $ 11,000

CLASS T               1.80%         -

CLASS B               2.30%         18,000

CLASS C               2.30%         12,000

INSTITUTIONAL CLASS   1.30%         -

                                   $ 41,000

Effective December 1, 1998 these expense limitations were eliminated.
5. EXPENSE REDUCTIONS - CONTINUED
FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $207,000 under this arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

AMOUNTS IN THOUSANDS        YEAR ENDED OCTOBER 31,

                            1998 A                  1997

FROM NET INVESTMENT INCOME

CLASS A                     $ 68                    $ 15

CLASS T                      10,334                  10,326

CLASS B                      321                     155

CLASS C                      3                       -

INSTITUTIONAL CLASS          600                     302

TOTAL                       $ 11,326                $ 10,798

FROM NET REALIZED GAIN

CLASS A                     $ 310                   $ 38

CLASS T                      62,023                  40,659

CLASS B                      2,341                   812

CLASS C                      27                      -

INSTITUTIONAL CLASS          2,212                   826

TOTAL                       $ 66,913                $ 42,335

                            $ 78,239                $ 53,133

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                    DOLLARS

AMOUNTS IN THOUSANDS            YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                OCTOBER 31,  OCTOBER 31,  OCTOBER 31,  OCTOBER 31,

                                1998 A       1997         1998 A       1997



CLASS A                          2,135        333         $ $35,934    $ $5,654
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    23           3            371          52

SHARES REDEEMED                  (1,691)      (82)         (28,405)     (1,418)

NET INCREASE (DECREASE)          467          254         $ 7,900      $ 4,288

CLASS T                          47,385       29,400      $ 815,252    $ 487,493
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    4,208        3,178        67,693       47,914

SHARES REDEEMED                  (50,964)     (32,358)     (879,988)    (538,266)

NET INCREASE (DECREASE)          629          220         $ 2,957      $ (2,859)

CLASS B                          2,567        1,517       $ 43,550     $ 25,441
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    153          63           2,417        931

SHARES REDEEMED                  (1,476)      (432)        (24,505)     (7,271)

NET INCREASE (DECREASE)          1,244        1,148       $ 21,462     $ 19,101

CLASS C                          1,843        -           $ 30,151     $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    1            -            16           -

SHARES REDEEMED                  (949)        -            (14,817)     -

NET INCREASE (DECREASE)          895          -           $ 15,350     $ -

INSTITUTIONAL CLASS              3,622        2,508       $ 58,034     $ 41,330
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    146          68           2,327        1,019

SHARES REDEEMED                  (1,346)      (1,384)      (22,691)     (23,305)

NET INCREASE (DECREASE)          2,422        1,192       $ 37,670     $ 19,044


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998..
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:

                      REGISTRATION
                      FEES

CLASS A               $ 8,000

CLASS T                73,000

CLASS B                12,000

CLASS C                15,000

INSTITUTIONAL CLASS    39,000

                      $ 147,000

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Overseas Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Overseas Fund (a fund of Fidelity Advisor Series
VIII) at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Overseas Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 1998

DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Overseas Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

INSTITUTIONAL CLASS
PAY DATE      12/8/97 12/7/98
RECORD DATE   12/5/97 12/4/98
DIVIDENDS     $0.26   $0.16
SHORT-TERM
CAPITAL GAINS $0.34    __
LONG-TERM
CAPITAL GAINS $0.62   $0.14
LONG-TERM
CAPITAL GAIN PERCENTAGES:
 28% rate     55.85%   __
 20% rate     44.15%  100%

A total of 1.32% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 1% of the dividends distributed during the fiscal year for Institutional Class qualifies for the dividends-received deduction for corporate shareholders.
The fund will notify shareholders in January 1999 of the applicable percentages for use in preparing 1998 income tax returns.
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows for the dividend paid December 8, 1997:

                     INCOME PER SHARE  TAXES PER SHARE
Institutional Class  $0.296            $0.031




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity International Investment Advisors
Fidelity International Investment Advisors
 (U.K.) Limited
Fidelity Investments Japan Limited
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Richard A. Spillane, Jr., Vice President
Richard R. Mace, Jr., Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
William J. McCoy *
Marvin L. Mann *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor International Capital
Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund

OSI-ANN-1298  66785
1.538538.101

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(FIDELITY_LOGO_GRAPHIC)(registered trademark)